Filed with the Securities and Exchange Commission on April 28, 2021
Registration No. 333-133381
Registration No. 811-21886
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ /
Pre-Effective Amendment No.	/ /
Post-Effective Amendment No. 19	/ X /
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/ /
Amendment No. 38	/ X /
(Check appropriate box or boxes.)

NML Variable Annuity Account C
(Exact Name of Registrant)
THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Name of Depositor)
720 East Wisconsin Avenue, Milwaukee, Wisconsin	53202
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code	414-271-1444

Raymond J. Manista, Executive Vice President, Chief Legal Officer and Secretary The Northwestern Mutual Life Insurance Company 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copy to:
Gabriella Saenz, Counsel
The Northwestern Mutual Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
414-665-8704
Approximate Date of Proposed Public Offering	Continuous
It is proposed that this filing will become effective (check appropriate space)
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2021 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on ________ pursuant to paragraph (a)(1) of Rule 485
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Interests in Individual Flexible Payment Variable Annuity Contracts offered without sales charge.

Prospectus
May 1, 2021
Individual Flexible Payment Variable Annuity (Network Edition)
Issued by The Northwestern Mutual Life Insurance Company
and NML Variable Annuity Account C

This prospectus describes an individual flexible payment deferred variable annuity contract (“Contract”) offered for use in non tax-qualified situations to purchasers who are either current or retired registered representatives of Northwestern Mutual Investment Services, LLC, principal underwriter and distributor of the Contract, or certain other eligible persons. The Contract provides for accumulation of Contract Value on a variable basis and a payment of annuity benefits on a fixed or variable basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable investment options:
Investment Options
Northwestern Mutual Series Fund, Inc.
Growth Stock Portfolio
Focused Appreciation Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio
Large Company Value Portfolio
Domestic Equity Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio
Index 400 Stock Portfolio
Mid Cap Value Portfolio
Small Cap Growth Stock Portfolio
Index 600 Stock Portfolio
Small Cap Value Portfolio
International Growth Portfolio
Research International Core Portfolio
International Equity Portfolio
Emerging Markets Equity Portfolio
Government Money Market Portfolio
Short-Term Bond Portfolio
Select Bond Portfolio
Long-Term U.S. Government Bond Portfolio
Inflation Protection Portfolio
High Yield Bond Portfolio
Multi-Sector Bond Portfolio
Balanced Portfolio
Asset Allocation Portfolio
Fidelity® Variable Insurance Products
VIP Mid Cap Portfolio
VIP Contrafund® Portfolio
Neuberger Berman Advisers
Management Trust
Sustainable Equity Portfolio
Russell Investment Funds
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
Global Real Estate Securities Fund
International Developed Markets Fund
Strategic Bond Fund
Russell Investment Funds LifePoints®
Variable Target Portfolio Series
Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund
Credit Suisse Trust
Commodity Return Strategy Portfolio
The Contract and the investment options are not guaranteed to achieve their goals, are not bank deposits, are not federally insured, and are not endorsed by any bank or government agency. You could lose the money you invest in this Contract. All contractual guarantees are contingent upon the claims-paying ability of the Company. Some terms of the Contract may differ from the terms of the Contract delivered in another state because of state specific legal requirements but all material state variations are described in Appendix B.
Please read carefully this prospectus or any accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the Contract. No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.
You may cancel your Contract within 10 days of receiving it without paying fees or penalties.
In some states, this cancellation period may be longer. Depending on your state of issue, upon cancellation you will receive either the full amount of your Purchase Payment(s) or your Contract Value. You should review the prospectus, or consult with your financial representative, for additional information about the specific cancellation terms that apply
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. The Contract may not be available in all states and is only offered where it can be lawfully sold. Our Distributor may limit sales of the Contract to certain government entities and government entity plans. Additional information about certain investment products, including variable annuity contracts, has been prepared by the Securities and Exchange Commission's staff and is available at Investor.gov.

As permitted by regulations adopted by the SEC, paper copies of your underlying portfolios’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from us. Instead, your portfolio annual and semi-annual reports will be made available on www.nmfundreports.com and you will be notified by mail each time a report is posted and provided with a link to access the report for each Portfolio. If you already elected to receive shareholder reports electronically, you will not be affected by this change, will continue to receive reports electronically and you need not take any action. You may elect to receive shareholder reports (and other communications) electronically by signing up for eDelivery at www.NorthwesternMutual.com/eDelivery. You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling us at (866) 910-1232. Your election to receive shareholder reports in paper will apply to all future reports for all Portfolios under your Contract.

Glossary of Special Terms
Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:
Accumulation Unit—An accounting unit of measure representing the Contract Value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.
Annuitant—The person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Primary Annuitant. If the Contract is annuitized under a single life income plan, there will be one Annuitant. If the Contract is annuitized under a joint life income plan, there will be two Joint Annuitants.
Annuity Payments—Money we pay pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a variable income plan; (2) a fixed income plan; or (3) in cash.
Annuity Unit—An accounting unit of measure representing the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin.
Beneficiary—A person who receives payments under the Contract upon the death of the Annuitant before the Maturity Date provided that the Annuitant was an Owner of the Contract at the time of death.
Contract—The agreement between you and us described in this variable annuity prospectus. During the accumulation period of the Contract, you may invest money under your Contract and any earnings on your investment will accumulate on a tax-deferred basis. During the annuitization period, you receive periodic payments based largely on the amounts you accumulate, all or a portion of which will be taxable as ordinary income.
Contract Value—The value of your Contract on any Valuation Date is the sum of: (1) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; less (2) any withdrawals since that Valuation Date and any applicable charges under the Contract deducted since that Valuation Date.
Division—A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.
Fund—A Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company or as a unit investment trust, or is not required to be registered under the 1940 Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.
General Account—All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.
Income Plan—An optional method of receiving the death benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract through a series of periodic payments. An Income Plan may also be known as a “payment plan.”
Maturity Date—The date, stated on the specifications page of the Contract, on which Purchase Payments cease and Annuity Payments become payable. The maximum Maturity Date is stated on the specifications page of the Contract and may not be changed.
Owner—The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides.
Portfolio—A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.
Purchase Payments—Money you give us to apply to your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.
Required Minimum Distribution (“RMD”)—A minimum amount that federal tax law generally requires be withdrawn from certain tax-qualified annuities each year.
Separate Account—The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.
Valuation Date—Any day on which the New York Stock Exchange (“NYSE”) is open for trading and any other day we are required under the 1940 Act to value assets of a Division of the Separate Account.
Account C (Network Edition) Prospectus  1

Important Information You Should Consider About the Contract
	FEES AND EXPENSES			Cross-Reference(s) to Location in Prospectus
Charges for Early Withdrawal	If you withdraw amounts or surrender your Contract, you will not be assessed a surrender charge.			Fee and Expense Tables – Contract Fees and Expenses
Transaction Charges	You may be charged for transactions, such as tax-related charges, as well as charges for expedited delivery or wire transfers.			Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee and Expense Tables – Contract Fees and Expenses, Range of Annual Portfolio Operating Expenses, and Examples
	Annual Fee	Minimum	Maximum
	Base Contract	0.35%[1]	0.75%[1]
	Investment Options (Portfolio company fees and expenses)	0.21%[2]	1.41%[2]
	Optional Benefits Available for an Additional Charge (for single optional benefit if elected)	0.10%[3]	0.40%[3]
1 As a percentage of Separate Account assets. [2] As a percentage of Portfolio assets. [3] As a percentage of the entire benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

	LOWEST ANNUAL COST $560[1]	HIGHEST ANNUAL COST $2,793[1]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Contract
Classes and Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional Purchase Payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination
of Contract Classes and
Portfolio fees and expenses
•No sales charges
•No additional Purchase
Payments, transfers or
withdrawals

[1] The lowest and highest dollar amount of fees that would be assessed, based on the assumptions described in the tabular presentation above, for each of the first 10 Contract years.
RISKS
Risk of Loss	You can lose money by investing in the Contract.			The Investment Options
Not a Short-Term Investment
The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings.
Your Contract Value will be reduced if you withdraw money and withdrawals may be subject to income taxes and penalties or other unfavorable treatment.
The Contract – Generally
2  Account C (Network Edition) Prospectus

	RISKS	Cross-Reference(s) to Location in Prospectus
Risks Associated with Investment Options
Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options
(Portfolios) you choose. Each Portfolio will have its own unique risks. You should review these investment options Portfolios before making an investment decision.
The Investment Options
Insurance Company Risks
Investment in the Contract is subject to the risks related to the Depositor
(Northwestern Mutual), and any obligations, guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about
Northwestern Mutual, including its financial strength ratings, is available upon request by calling (888) 455-2232.
The Company
RESTRICTIONS
Investments
Transfers among Divisions are subject to the Contract’s short-term and excessive trading policies.
Under certain circumstances Northwestern Mutual reserves the right to remove a
Portfolio or substitute another Portfolio for such Portfolio.

The Investment
Options – Fixed
Options and The
Contract –Purchase
Payments Under the
Contract
(Guaranteed
Account Investment
Minimums and
Maximums)
The Investment
Options (Short Term
and Excessive
Trading)
Contract Owner
Services
(Substitution of
Portfolio Shares and
Other Changes)

Optional Benefits	Optional benefits may be subject to additional charges that may vary by issue age, are not available for all issue ages, must be elected at issue and cannot be added once it is removed or expires.	The Contract – Death Benefit (Enhanced Death Benefit Examples)
TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract. There is no additional tax benefit if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals (and some distributions) will generally be subject to ordinary income tax rates, and may be subject to penalties.
Federal Income Taxes

Overview of the Contract
The Contract is an individual flexible payment variable annuity contract, the purpose of which is primarily to provide for the accumulation of value on a variable and/or a fixed basis and through variable or fixed investment options a payment of annuity benefits on a fixed or variable basis through allocations to a variety of Portfolios and/or fixed account options. The Contract is sold for use under a variety of tax-qualified and nontax-qualified plans and may be appropriate if you have a long-term investment horizon. It is not intended for short-term investment and is therefore not appropriate for people who may need to make early or frequent withdrawals or who intend to engage in frequent trading.
During the years when funds are being paid into your Contract, known as the accumulation (savings) phase, the earnings accumulate on a tax-deferred basis. The annuitization (income) period begins when you start receiving a stream of periodic annuity payments under your Contract that begin on the date you select, and all or a portion of such payments will be taxed as ordinary income. Once you annuitize your Contract, your withdrawal rights will depend on the income plan selected. The
Account C (Network Edition) Prospectus  3

amount you accumulate under your Contract, including the results of investment performance of your Divisions and interest earned under the fixed options will determine the amount of your monthly annuity payments. Additional information about the Portfolios in which the Divisions invest is provided in the Appendix (see “Appendix A: Portfolios Available Under Your Contract).
Below are other features and options that the Contract offers.
•
Accessing your money. During the accumulation phase, you may make a withdrawal of your Contract Value or surrender the Contract by submitting a request in writing or by telephone, subject to our administrative procedures.
All withdrawals are subject to the limitations described in the prospectus. Withdrawal rights during the annuitization period will depend on the variable income plan selected.
•
Tax treatment. You may transfer Contract Value among the Divisions without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are taxed only when (1) you make a withdrawal or surrender; (2) you receive an annuity payments under the Contract; or (3) upon payment of the death benefit.
•
Standard Death Benefit. Your Contract includes a death benefit that will pay your designated beneficiaries (1) the Contract Value if an Annuitant dies before the Contract Maturity Date and on or after his or her 75th birthday, or (2)
the greater of the Contract Value or Purchase Payments less any adjustment for each withdrawal if an Annuitant dies before the Contract Maturity Date and before his or her 75th birthday. If an Annuitant dies after the Contract Maturity Date or any time after Annuity Payments begin, no death benefit is payable. The Contract has an Enhanced Death Benefit option available for an additional charge.
•
Additional Features and Services. We make certain additional services available under the Contract at no additional charge:
The Automatic Dollar Cost Averaging Plan allows you to transfer a set amount from the Government Money Market Division to other Divisions on a regular schedule. The Portfolio Rebalancing feature automatically rebalances your Contract Value among your selected Divisions in order to restore your allocation to the original level. You may participate only in one of the Automatic Dollar Cost Averaging Plan and Portfolio Rebalancing feature at a time. We do not charge for participation in these features.
The Systematic Withdrawal Plan allows you to set up automatic monthly withdrawals from your Contract Value. We will take any withdrawal under this plan proportionally from your Contract Value in your selected investment options or the investment options you designate subject to certain conditions. We do not charge for participation in this feature.
4  Account C (Network Edition) Prospectus

Fee and Expense Tables
Contract Fees and Expenses
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have selected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from the Contract, or transfer Contract Value between investment options. These tables do not include any charge for state premium tax deductions, which we do not charge for at present, but we reserve the right to do so.

Transaction Expenses	Maximum Fee	Current Fee
Sales Load (as a percentage of Purchase Payments)	N/A	N/A
Maximum Withdrawal Charge for Sales Expenses	N/A	N/A
Transfer Fee	N/A	N/A
Expedited Delivery Charges[1]	$17	$17
Wire Transfer Fee[2]	$15	$15
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio company fees and expenses).
If you choose to purchase an optional benefit, you will pay additional charges as shown below.
Annual Contract Expenses	Maximum Fee	Current Fee
Administrative Expenses[3]	$30	$30
Base Contract Expenses (as a percentage of Separate Account assets)[4]	0.75%	0.35%
Optional Enhanced Death Benefit Expenses (as a percentage of the entire benefit)[5]	0.40%	0.10%

1
For express mail delivery with signature required; the express mail delivery charge without signature is $15.
2
We also charge $15 for wire transfers in connection with withdrawals.
3
We are currently waiving the Annual Contract Fee if Purchase Payments less withdrawals equal or exceed $25,000. We reserve the right to change this practice in the future. We will give at least 30 days notice.
4
We reserve the right to increase the current base contract charges to a maximum annual rate of 0.75%. The expense numbers shown in the tables reflect the maximum base contract charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges.
5
The maximum charge is for issue age (i.e., the age nearest the Primary Annuitant’s birthday at the time the application is approved) 56-65. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contract is issued. At the time of issue, the value of the EDB would be equal to the greater of the Initial Purchase Payment or the Contract Value.
Account C (Network Edition) Prospectus  5

Annual Portfolio Operating Expenses
The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. A complete list of the Portfolios available under the Contract, including their annual expenses, may be found at the back of this document (i.e., Appendix A:Portfolios Available Under Your Contract).
	Minimum	Maximum
Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.21%	%1.41
Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.20%	1.25%
*
The “Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses as of December 31, 2020 charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total Annual Portfolio Operating Expenses and will continue for at least one year from the date of this prospectus.
**
As a percentage of average Portfolio assets.
For more information about voluntary fee waivers that may be in place, see the “Charges” section.
Examples1
The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, annual Contract fees, and the fees and annual Portfolio expense. Because we impose no charges upon surrender or annuitization, your costs will be the same whether you continue to own, surrender, or annuitize the Contract at the end of the period shown. The Examples assume that you invest $100,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum expenses of the underlying Portfolios(as set forth above) as well as the Optional Enhanced Death Benefit Maximum Charge. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:
Contract With the Enhanced Death Benefit
	1 year	3 years	5 years	10 years
If you surrender your Contract at the end of the applicable time period:	$2,232	$7,646	$13,327	$28,781
If you annuitize at the end of the applicable time period:	$2,232	$7,646	$13,327	$28,781
If you do not surrender your Contract:	$2,232	$7,646	$13,327	$28,781
1 The charge for the EDB above was determined by multiplying the maximum EDB percentage charge (40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee is reflected as 0.00% based on the annual Contract fees collected divided by the average assets attributable to the Contracts for the fiscal year ended December 31, 2020.
Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

Principal Risks
Investment Risk You can lose money by investing in the Contract.
The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings and from a tax perspective is generally less attractive if owned by a non-natural person. Your Contract Value will be reduced if you withdraw money and withdrawals may be subject to tax penalties or other unfavorable treatment. Your Contract has also adopted measures to deter short-term trading that may trigger additional restrictions.
Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options (Portfolios) available under the Contract, and each Portfolio will have its own unique risks. You should review the prospectuses for the Portfolios before making an investment decision.
Insurance Company Risks Investment in the Contract is subject to the risks related to the Depositor (Northwestern Mutual), and any obligations , guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual.
6  Account C (Network Edition) Prospectus

More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling (888) 455-2232.

The Company
The Northwestern Mutual Life Insurance Company, or through its subsidiaries and affiliates, offers insurance products, investment products, and advisory services which are designed to address clients’ needs for financial security and protection, wealth accumulation and distribution, and estate preservation. Organized by a special act of the Wisconsin Legislature in 1857, the Company is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The Company’s total assets were over $308 billion as of December 31, 2020. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
In addition to your fixed account allocations, General Account assets are used to guarantee the payment of the benefits under the Contract, including death benefits. To the extent that we are required to pay you amounts in addition to your Contract Value under these benefits, such amounts will come from General Account assets. Thus, Contract Owners must look to the strength of the Company and its General Account with regard to insurance contract guarantees. You should also be aware that the General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.

The Separate Account
We established the NML Variable Annuity Account C (the “Separate Account”) on July 22, 1970 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the 1940 Act.
You may allocate the money you invest under your Contract among the Divisions each of which corresponds to one of the Portfolios of the Funds. The Divisions and Portfolios are described elsewhere in this prospectus. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.
When permitted by law and subject to any required regulatory approvals or votes by Contract Owners, we reserve the right to:
•
Operate the Separate Account or a Division as either a unit investment trust or a management company under the 1940 Act, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.
•
Invest current and future assets of a Division in securities of another Portfolio as a substitute for shares of a Portfolio (or another share class of an existing Portfolio) already purchased or to be purchased.
•
Register or deregister the Separate Account under the 1940 Act or change its classification under that Act.
•
Create new separate accounts.
•
Combine the Separate Account with any other separate account.
•
Transfer the assets and liabilities of the Separate Account to another separate account.
•
Transfer cash from time to time between the Company’s General Account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Contracts, including but not limited to transfers for the deduction of charges and in support of payment options.
•
On behalf of the Company, transfer assets of the Separate Account in excess of reserve requirements (only for accrued fees and charges or any seed capital) applicable to Contracts supported by the Separate Account to the Company’s General Account.
•
Add, delete, or make changes to the securities and other assets that are held or purchased by the Separate Account.
Account C (Network Edition) Prospectus  7

•
Terminate and/or liquidate the Separate Account.
•
Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.
•
Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.
In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

The Investment Options
The Contract makes available a variety of variable investment options. The Company does not endorse or recommend any particular option nor does it provide investment advice. You are responsible for choosing your investment options and the amounts you allocate to each based on your individual situation and your personal savings goals and risk tolerances. After your initial investment decision, you should monitor your investments and periodically review the options you select and the amount allocated to each option to ensure your decisions continue to be appropriate. The amounts invested in the variable options are not guaranteed, and because both your principal and any return on your investment are subject to market risk, you can lose money.
Each Division of the Separate Account represents an investment option and its assets are invested in a corresponding Portfolio that is a series of one of the following mutual fund families: Northwestern Mutual Series Fund, Inc.; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; the Russell Investment Funds; and the Credit Suisse Trust. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.
You may choose to allocate the Accumulation Value of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio.
There can be no assurance that the Portfolios will realize their objectives. You can find more detailed information about the Portfolios, including its (i) name, (ii) investment objective(s ), (iii) investment adviser, (iv) current expenses, and (v) performance, in Appendix A to this Prospectus. Read the prospectus carefully before investing. You can find these documents online at www.nmprospectus.com, by calling (866) 910-1232 or by sending an email request to
vavldocrequest@northwesternmutual.com. Note: A summary prospectus for a Portfolio contains information on its first page about how to obtain a copy of the full Portfolio statutory prospectus. You can also visit www.nmprospectus.com to obtain these documents.
Payments We Receive The Contract makes available both proprietary and non-proprietary Portfolios. The Northwestern Mutual Series Fund, Inc. is a proprietary Fund that has been included in part because it is managed by a subsidiary of the Company. For non-proprietary Portfolios offered through this Contract, we consider during the selection process whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. Other factors we consider during the selection process include asset class coverage, management style, sector coverage, the strength of the investment adviser’s or sub-advisers’ reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of Contract Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners.
We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Portfolio you have chosen.
Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates. However, the amount of such payments is not determinative as to whether a Portfolio is offered through the Contract. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.20%. These payments are made for various purposes, including payment of services incurred by the
8  Account C (Network Edition) Prospectus

Company and/or its affiliates in promoting and marketing the Contracts and Portfolios. The Company and its affiliates may profit from these payments.
While not currently the case, certain Portfolios available under the Contract may adopt a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. These payments, which may be up to 0.25%, would be deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments would decrease such Portfolio’s investment return. We consider receipt of these payments when deciding whether to offer a Portfolio.
Additionally, an investment adviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.
Transfers Between Divisions Subject to any limitations imposed by your Fee-Based program, the short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Purchase Payments among the Divisions and transfer values from one Division to another both before and after Annuity Payments begin. In order to take full advantage of these features you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. See “Owner Inquiries and Instructions” for more information on how you may change the allocation of Accumulation or Annuity Units among the Divisions.
We will make the transfer based upon the next valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of your request for transfer at our Home Office, provided it is in good order. If we receive your request for transfer before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time), your request will receive same-day pricing. If we receive your request for transfer on or after the close of trading on the NYSE, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE. We will adjust the number of such units to be credited to reflect the respective value of the units in each of the Divisions. The minimum amount of Accumulation Units which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. There is no minimum transfer amount for Annuity Units.
Short Term and Excessive Trading Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors such as Owners and other persons who may have material rights under the Contract (e.g., beneficiaries) because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.
To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.
Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Government Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after making two or more such round trip transfers within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. An investor who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Government Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers after making one more such round trip transfer within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. Unless we believe your trading behavior to be inconsistent with these short-term and excessive trading policies, these limitations will not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in future allocations, to the extent these features are available in your Contract. Once a Contract is restricted, we will allow one additional transfer into the Government Money Market Division until the next Contract anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers
Account C (Network Edition) Prospectus  9

that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).
We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Contract Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. Such policies and procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio(s). In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in an investment option until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted investment option, we will consider the request “not in good order” and it will not be processed. You may, however, submit a new transfer request.
If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.
We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners. We may be unable to monitor trading activity by individual participants in omnibus accounts established under group annuity contracts.

The Contract
Generally  The Contract is intended for retirement and long-term savings. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement. During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are subject to tax as ordinary income if you make a withdrawal. The annuitization phase begins when you start receiving Annuity Payments under your Contract. Monthly Annuity Payments begin on the date you select. The amount you accumulate under your Contract, including the results of investment performance, will determine the amount of your monthly Annuity Payments. If, however, the Contract is owned by a non-natural person (e.g., a corporation or a trust), the tax deferral on earnings may be lost. While there are exceptions for certain employee benefit plans, any income on a Contract owned by a non-natural person will generally be treated as ordinary income subject to annual taxation.
If you are purchasing the Contract through a tax-favored arrangement, including IRAs and Roth IRAs, you should carefully consider the costs and benefits of the Contract before purchasing the Contract, since the tax-favored arrangement itself provides for tax-sheltered growth. Certain provisions of the Contract may be different than the general description in this prospectus, and certain riders, options, or funds may not be available because of legal restrictions in your state. You should consult your Contract, as any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.
Eligible Purchasers Pursuant to a determination of eligibility by an officer of Northwestern Mutual Investment Services, LLC (“NMIS”), principal underwriter and distributor of the Contract, or by his or her designee, Contracts may be sold to current or retired registered representatives of NMIS, immediate family members of such registered representatives, a family trust in the name of such a registered representative, or individuals directly employed by current representatives (“Eligible Persons”). For this purpose, “immediate family” means (a) current spouses (or spousal equivalents if recognized under local law), or (b) parents and children (under age 21), including parents and children in adoptive and current step relationships. After a Contract is purchased, additional investments can be made for the life of the Contract regardless of the eligibility status of the purchaser.
Free Look If you change your mind about owning this Contract, you can cancel it within ten days after you receive it (or whatever period is required under applicable state law). There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. We will refund the sum of (a) the value of the Accumulation Units of the Separate Account on the effective day of the return plus (b) any amount deducted from the portion of the Purchase Payments applied to the Separate Account. In the event applicable state law requires us to return the greater of your Contract value or your purchase payment, we will do so. All material state variations are described in Appendix B.
10  Account C (Network Edition) Prospectus

Contract Values The value of your Contract on any Valuation Date is the sum of the following: (i) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; less (ii) any withdrawals since that Valuation Date and any applicable charges under the Contract deducted since that Valuation Date. We use the “net investment factor” as a way to calculate the investment performance of a Division from valuation period to valuation period. For each Division, the net investment factor shows the investment performance of the underlying mutual fund Portfolio in which a particular Division invests, including the charges assessed against that Division for a given valuation period. The Portfolios will distribute investment income and realized capital gains to the Divisions, which we will reinvest in additional shares of those same Portfolios. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Division. We will notify you, if, before the Maturity Date no Purchase Payments have been received under the Contract for a period of two full years and both the Contract Value and the total Purchase Payments paid (less amounts withdrawn) are each less than $2,000. If you are unable to increase the Contract Value or the total Purchase Payments paid to $2,000 within 30 days after we notify you, we may surrender your Contract for its Contract Value (i.e., with no withdrawal charge) in accordance with applicable state law, provided such surrender does not affect or terminate any other benefits or riders provided or elected under the Contract.
Purchase Payments Under the Contract
Frequency and Amount A Purchase Payment is the money you give us to apply to your Contract. You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. The minimum initial Purchase Payment is $10,000. The minimum amount for each subsequent Purchase Payment is $25, although we may accept lower amounts in certain circumstances. We will accept larger Purchase Payments than the minimums, but total Purchase Payments under any Contract may not exceed $5,000,000 without our consent.
In certain situations, we may, in our discretion, reduce or waive our minimum purchase payment requirements. For example, we may reduce the minimum initial purchase amount from $10,000 to no less than $5,000 provided you elect on your application to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $10,000. Also, when initial Purchase Payments representing proceeds from annuity exchanges are determined to satisfy the Contract minimum based on values at the time you sign your application, but the amount subsequently received by us is less than the required minimum due to market value fluctuations and sales or administrative fees charged in connection with the exchange, we may reduce the required minimum by the sum of any such depreciation and fees.
Application of Purchase Payments We credit Net Purchase Payments to the variable options as you direct, and invest those assets in shares of those Portfolios that correspond to the applicable Divisions; the term “Accumulation Units” describes the value of this interest in the Separate Account.
Initial Net Purchase Payments allocated to a Division will be priced at the Accumulation Unit Value determined no later than two Valuation Dates after we receive at our Home Office or a lockbox facility we have designated both your initial Purchase Payment and your application in good order. “Good order” means that the application is complete and accurate and all applicable requirements are satisfied. If your application is not in good order, we may take up to five Valuation Dates to resolve the problem. If we are unable to resolve the problem within that time, we will notify you in writing of the reasons for the delay. If you revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your payment. Otherwise, the number of Accumulation Units you receive for your initial Net Purchase Payment will be determined based upon the valuation of the assets of that Division we make not later than two Valuation Dates following the date on which the problem is resolved and your application is put into good order. Although we do not anticipate delays in our receipt and processing of applications or Purchase Payment requests, we may experience such delays to the extent applications and Purchase Payments are not forwarded to our Home Office in a timely manner. Such delays could result in delays in the issuance of Contracts and the allocation of Purchase Payments under existing Contracts.
Subsequent Net Purchase Payments will be priced based on the next determined Accumulation Unit Value after the payment is received in good order either at the Home Office or a lockbox facility we have designated. The number of Accumulation Units credited to a Contract is determined by dividing the Net Purchase Payments by the value of the Accumulation Unit on the effective date. This number of Accumulation Units will not be changed by any subsequent change in the dollar value of the Accumulation Units.
We deem receipt of a Purchase Payment to occur on a given Valuation Date if receipt occurs before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time). If receipt occurs on or after the close of trading on the NYSE, we deem receipt to occur on the following Valuation Date. You may send Purchase Payments to our Home Office or to a payment center designated by us. All payments must be made in U.S. Dollars payable through a U.S. financial institution. We accept Purchase Payments by check or electronic funds transfer (“EFT”). We do not accept third-party checks at the Home Office as part of the initial Purchase Payment. We generally will not accept cash, money orders, traveler’s checks, or “starter” checks; however, in limited circumstances, we may accept some cash equivalents in accord with our anti-money laundering procedures. If you make a Purchase Payment with a check or bank draft and, for whatever reason, it is later returned unpaid or uncollected, or if a Purchase Payment by EFT is reversed, we reserve the right to reverse the transaction. We also reserve the right to recover any resulting losses incurred by us by withdrawing a sufficient amount of Contract Value. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about you and your account to government regulators.
Account C (Network Edition) Prospectus  11

The value of an Accumulation Unit in each Division varies with the investment experience of the Division (which in turn is determined by the investment experience of the corresponding Portfolio). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division. The net investment factor takes into account the investment experience of the Portfolio, the deduction for mortality and expense risks we have assumed, and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.
Maturity Date Under Contracts currently offered, Purchase Payments may be made until the Maturity Date stated on the Contract’s specifications page, or until Annuity Payments begin, whichever is earlier. Distributions may be required before the Maturity Date.(See “Taxation of Contract Benefits.”) Any death benefit you elect will automatically terminate upon annuitization, which will occur no later than the contract’s maturity date (i.e., the date upon which you must either annuitize or take a lump sum).
Access to Your Money
Withdrawals Contract Owners may withdraw some or all of the Accumulation Unit Value of their Contract Value at any time before the Maturity Date. We may require that a Contract Value of at least $2,000 remain after a partial withdrawal. You may instruct us how to allocate your partial withdrawal request among your investments in the Divisions and Guaranteed Interest Fund. If no direction is received, your withdrawal will be deducted proportionately from each of your investments.
Withdrawals may also be made after the Maturity Date. If Annuity Payments are being made under variable income plan 1, the payee may surrender the Contract and receive the value of the Annuity Units credited to his or her Contract. If Annuity Payments are being made under variable income plan 2 and the payee dies during the certain period (or if both payees die during the certain period of variable income plan 3), the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See “Description of Variable Income Plans.”)
We may accept withdrawal or full surrender requests (including, but not limited to exchanges reported under IRC §1035 and direct trustee to trustee transfers) in writing or by telephone, subject to our administrative procedures, which may include the proper completion of certain forms, the provision of appropriate identifying information, and other administrative requirements. Full surrenders may require a signed form. Withdrawal requests may be submitted on properly completed Northwestern Mutual forms or an electronic order ticket. See
“Owner Inquiries and Instructions” for more information. Improperly submitted and incomplete forms will not be considered to be in good order and will not be processed. We will process your request at the accumulation value next determined only after our receipt of your request in good order, which includes satisfaction of all our administrative requirements. Subject to our administrative procedures and our approval, you may request that a withdrawal be processed (or that an Income Plan start) on a future date you specify. Otherwise, we will pay the amount of any withdrawal from the Separate Account within seven days (or earlier, if required under applicable state law) after we receive the request in good order unless the suspension of payments or transfers provision is in effect. You may revoke a request for withdrawal on a specified future date any time prior to such future date. Subject to our rules, requirements, and availability, your Financial Representative may provide us with instructions on your behalf involving the frequency, amount, and destination of partial and complete withdrawals made under your Contract.
If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, surrender or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.
Benefits Provided Under the Contracts
Subject to the restrictions noted below, we will pay the death benefit of a Contract in a lump sum or under the Income Plans described below. We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a variable income plan, until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the 1940 Act because of one or more of the following: (a) the NYSE is closed, except for routine closings on holidays or weekends; (b) the SEC has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the 1940 Act. If, under SEC rules, the Government Money Market Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial surrender, surrender or death benefit from the Government Money Market Division until the Portfolio is liquidated.
Benefits Available Under the Contract
The following table summarizes information about a variety of standard and optional benefits available under the Contract. If applicable, information about the fees associated with a benefit included in the table may be found in the Fees and Expense Tables.

12  Account C (Network Edition) Prospectus

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Limitations/ Restrictions
Standard Death Benefit	The Contract provides a death benefit to be paid under a lump sum, fixed or variable income plans or continued in force as a new contract for the payee(s)	Standard	No Charge
•Only payable if the Annuitant dies
before the Maturity Date
•Income Plans have their own payout
benefit rules at death (see below)
•Is reduced for withdrawals, such as
withdrawals from Contract Value to
cover the advisory fee
•If payee elects to continue the
contract in force, additional
restrictions may apply

Enhanced Death Benefit	An optional enhanced death benefit is available that allows the owner to annually “lock in” certain increases in Contract Value	Optional	0.40%[1]
•Not available for all issue ages and
enhanced death benefit adjustments
are limited by the primary
Annuitant’s age
•Must be elected at issue
•Cannot be added once terminated
•There is a charge for this benefit

Income Plans	Annuity payments and death benefit payments are payable under various income plans on a variable or fixed basis	Standard	No charge[2]
•Plans for annuity payments for a
specified period are not available for
Contracts issued after May 1, 2013
•Variable income plans are subject to
some Contract charges (as well as
expenses of the underlying
Portfolios) and are subject to market
risk
•Fixed income plans are funded
through withdrawals from the
Separate Account
•Transfers between income plans are
only allowed under limited
circumstances

Automatic Dollar Cost Averaging	On a periodic basis, automatically transfers a specific amount from the Government Money Market Division into other Divisions you selected	Standard	No charge	•Cannot use with portfolio rebalancing
Systematic Withdrawal Plan	Allows for monthly payments drawn from your investment options during the accumulation phase either proportionately from your investment options or from specific investment options	Standard	No charge	•Cannot use with dollar cost averaging
Portfolio Rebalancing	Automatically rebalances the Divisions you select (either monthly, quarterly, semi- annually or annually) to maintain your chosen mix of Divisions	Standard	No charge	•Ordinarily ends upon transfers from applicable DivisionsCannot use with dollar cost averaging

1 The annual charge for the Optional Enhanced Death Benefit is expressed as a percentage of the entire benefit and varies by issue age.
2 Variable income plans continue to be assessed Base Contract Charges.
Death Benefit
How Much is the Death Benefit? The amount of the Death Benefit depends in part on when the Annuitant dies. (Remember that the Annuitant is the person upon whose life the Contract is issued.)
•
If an Annuitant dies before the Contract’s Maturity Date—and on or after his or her 75th birthday—the Death Benefit will equal the Contract Value (determined as described below).
Account C (Network Edition) Prospectus  13

•
If an Annuitant dies after the Contract’s Maturity Date (which is stated on the specifications page of the Contract), or any time after Annuity Payments begin, no Death Benefit is payable. Income Plans have their own payout benefit rules at death. (See “Income Plans.”)
•
If an Annuitant dies before the Contract’s Maturity Date—and before his or her 75th birthday—the Death Benefit will equal the greater of the following:
•
the Contract Value (determined as described immediately below); or
•
the amount of Purchase Payments we received, less an adjustment for every withdrawal. (For each withdrawal, we reduce the minimum death benefit by the percentage of the Contract Value withdrawn.)
When is the Death Benefit Determined? In determining the amount of the Death Benefit, the Contract Value is determined as of the date we receive proof of the Annuitant’s death at our Home Office. If we receive proof of death before the close of trading for the NYSE (typically, 4:00 p.m. Eastern Time), we will determine the Contract Value based on the value of the units in the Divisions determined at the close of that day’s trading session. If, however, we receive proof of death on or after the close of NYSE trading, we will determine the Contract Value based on the value of the units in the Divisions determined at the close of the next NYSE trading session.
Guaranteed Minimum Death Benefit Examples
Set forth below are two numerical examples illustrating the effect of a withdrawal from the contract upon the minimum death benefit. The first example shows a hypothetical increase in Contract Value and a hypothetical withdrawal amount; the second shows a hypothetical decrease in Contract Value and a different hypothetical withdrawal amount (this method of calculating reductions has a greater effect on withdrawals when the death benefit exceeds the Contract Value):
	When Contract Value Exceeds Total Purchase Payments	When Contract Value is Less Than Total Purchase Payments
Total Purchase Payments	$50,000	$50,000
Guaranteed Minimum Death Benefit immediately before withdrawal	$50,000	$50,000
Contract Value at the time of withdrawal	$100,000	$40,000
Withdrawal Amount	$25,000	$10,000
Proportionate Adjustment for Withdrawal	($25,000/$100,000) x $50,000 = $12,500	($10,000/$40,000) x $50,000 = $12,500
Percentage Reduction in Death Benefit	25%	25%
Guaranteed Minimum Death Benefit immediately after the withdrawal	$50,000–$12,500 = $37,500	$50,000–$12,500 = $37,500
Example: John Doe was the Owner of a Contract. John dies before the Contract Maturity Date and after his 75th birthday. Upon his death, the Company pays the Contract Value to his wife Jane, his designated beneficiary.
John Doe was the Owner of a Contract. John dies before the Contract Maturity Date and before his 75th birthday. Upon his death, the Company pays the greater of the Contract Value or Purchase Payments less any adjustments for each withdrawal to his wife Jane, his designated beneficiary.
John Doe was the Owner of a Contract. John dies after the Contract Maturity Date. Since the Contract has matured, no death benefits are payable through the Contract. If John settled the funds from the Contract to an Income Plan, a death benefit may be payable based on the Income Plan chosen.
An enhanced death benefit (“EDB”) is available at extra cost. The EDB allows an Owner to “lock in” increases in Contract Value as measured on each Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by the dollar amount of subsequent Purchase Payments and proportionally reduced for subsequent withdrawals, in determining the death benefit payable. The EDB also guarantees that the death benefit payable under the Contract will never be less than Purchase Payments made under the Contract (adjusted for any withdrawals). The EDB on any Valuation Date equals the greatest of (i) the Contract value on that date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract value withdrawn since that Contract anniversary. We deduct the extra cost for the EDB from the Contract Value on each Contract anniversary while the EDB is in effect. (See “Enhanced Death Benefit Charge.”) The EDB is available through issue age 65 (i.e., the application must be approved no later than six months following the Primary Annuitant’s 65th birthday) and must be elected when the Contract is issued. The EDB will remain in effect until the Maturity Date or the death of the Primary Annuitant or if you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.
14  Account C (Network Edition) Prospectus

Example: John Doe was the Owner of a Contract and had elected to add the optional enhanced death benefit (“EDB”) to his Contract for an additional charge. John dies before the Contract Maturity Date, after one year of owning the Contract and before his 80th birthday. Upon his death, the Company pays the greatest of the Contract Value, Purchase Payments less any adjustments for each withdrawal, or the EDB on the most recent anniversary plus payments and less any adjustments for withdrawals since the prior anniversary to his wife Jane, his designated beneficiary.
John Doe was the Owner of a Contract and had elected to add the optional enhanced death benefit (“EDB”) to his Contract for an additional charge. John dies before the Contract Maturity Date and after his 80th birthday. Upon his death, the Company pays the greater of the Contract Value or the EDB on the anniversary immediately prior to his 80th birthday plus payments and less any adjustments for withdrawals since that anniversary to his wife Jane, his designated beneficiary.
Enhanced Death Benefit Examples
Set forth below is a numerical example demonstrating the calculation of the enhanced death benefit (assuming an initial purchase payment of $100,000 with no subsequent purchase payments and no withdrawals):
Contract Anniversary	Contract Value	Enhanced Death Benefit
First	$120,000	$120,000
Second	$130,000	$130,000
Third	$110,000	$130,000
Set forth below is an example showing the calculation of both the death benefit and the enhanced death benefit for a contract with a subsequent purchase payment and a withdrawal (for illustrative purposes, the contract values are hypothetical and no annual fees are taken into account):
Date-Activity	Contract Value	Death Benefit	Enhanced Death Benefit
1/1/2022–$100,000 Initial Purchase Payment	$100,000 (immediately after Purchase Payment)	$100,000	$100,000
1/1/2023–$50,000 Purchase Payment	$120,000 (immediately before Purchase Payment)	$150,000 (i.e., the sum of the two Purchase Payments)	$170,000 (i.e., the highest anniversary account value plus the $50,000 Purchase Payment)
6/1/2023–$20,000 withdrawal	$125,000 (immediately before the withdrawal)	(1–$20,000/$125,000) x $150,000 = $126,000 (immediately after the withdrawal)	(1–$20,000/$125,000) x $170,000 = $142,800 (immediately after the withdrawal)
How is the Death Benefit Distributed? If the Owner is the Annuitant and dies before the Contract’s Maturity Date, the Beneficiary automatically becomes the new Owner and Annuitant. As a matter of current practice, the Contract continues in force, subject to limitations under federal and/or state law. (If there is more than one Beneficiary for a given Contract, each Beneficiary must make his or her own method of payment election.) If the Contract continues in force, we will set the Contract Value at an amount equal to the Death Benefit. If this results in an addition to the Contract Value, we will place the additional amount in the Government Money Market Division and the Beneficiary (now, the new Owner) may transfer it to the Divisions chosen by such Beneficiary/Owner. Pursuant to the terms of the Contract, the Contract Value will remain invested in the same investment options as those at the time of the Annuitant’s death until such time as the Beneficiary elects to transfer to different investment options or to make a withdrawal.
If the Owner is not the Annuitant and the Annuitant dies before the Maturity Date, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no contingent Annuitant is named within 60 days (or whatever period that may be required under applicable state law) after we receive proof of death of the Annuitant, the Death Benefit becomes payable to the Owner.
If an Owner is the Annuitant and, during his or her life, elected an Income Plan (see “Income Plans”) for a Beneficiary, Annuity Payments begin to such Beneficiary upon the death of the Owner, as described above. If the Owner did not elect an Income Plan for a Beneficiary, the Beneficiary may elect to:
•
continue the Contract (as described above),
•
receive the Death Benefit under an Income Plan, subject to limitations under federal and/or state law, or
•
receive the Death Benefit as a lump sum check.
In any event, the Beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements. (See “Minimum Distribution Requirements.”) If no affirmative election is made, the Beneficiary will receive the Death Benefit as a lump sum check.
Income Plans
Generally If you decide to begin receiving Annuity Payments from your Contract, you may choose either: (1) monthly payments for a specified period (guaranteed only for contracts issued before May 1, 2013), or (2) monthly payments for your life (assuming you are the Annuitant), and you may choose to have payments continue to your Beneficiary for the balance of 10 or 20 years if you die sooner, or (3) monthly payments for your life and for the life of another person (usually your
Account C (Network Edition) Prospectus  15

spouse) selected by you. These Income Plans are available to you on a variable or fixed basis, or a combination thereof, depending on applicable state law. Your Contract may guarantee the right to other Income Plans, and we may offer other Income Plans from time to time from which you may choose when deciding to start receiving Annuity Payments. While no charges are assessed on fixed income plans, we will continue to assess Base Contract Charges on variable income plans. You will also continue to incur the fees and expenses of the underlying Portfolios in which you direct the assets supporting your Income Plan be invested. Fixed income plans describe in the Contract or otherwise offered by the Company include income plans with a guaranteed income amount or income amount that changes annually based on the company’s declared rate. If you select a fixed income plan, we will cancel any Accumulation Units credited to your Contract, transfer the withdrawal value of the Contract to our General Account, and you will no longer have any interest in the Separate Account.
A variable income plan means that the amount representing the actuarial liability under the variable income plan will continue to be invested in one or more of the investment choices you select. Transfers made between investment options during pay-out cannot: (1) exceed 12 transfers per year, (2) transfer into and then out of the same fund within 14 days, if the transfer is $10,000 or more, and (3) transfer into and then out of the same fund within 30 days, if the transfer is in excess of 1% of the underlying fund’s total assets. Your monthly Annuity Payments will vary up or down to reflect continuing investment performance. Under a variable income plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. A fixed income plan, on the other hand, guarantees the amount you will receive each month. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”
The annuitization period begins when you start receiving a stream of periodic annuity payments under your Contract on the date you select. For Income Plans, the earliest possible annuity commencement date is immediately after we issue your Contract. The latest possible annuity commencement date is the Maturity Date (i.e., the date you must annuitize or take the lump sum). On the Maturity Date, if you have not elected a permissible Income Plan (i.e., one offered by the Company for your Contract), we will change the Maturity Date to the Contract anniversary nearest the Annuitant’s 98th birthday (if the Maturity Date is not already such date) and, upon that Maturity Date, we will pay the Contract Value in monthly payments for life under a variable income plan with payments certain for ten years, using your investment choices then in effect.
Example: John Doe was the Owner of a Contract and had elected a single life income plan for a ten-year certain period. John dies before the ten-year certain period is over and his wife Jane, his beneficiary, continues to receive income payments for the remainder of the certain period. After the ten-year certain period, no income payments are payable to Jane, his beneficiary.
Description of Variable Income Plans The following variable income plans are available:
1. Period Certain (sometimes referred to as Installment Income for a Specified Period). An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year (guaranteed only for contracts issued before May 1, 2013).
2. Single Life Income with or without Period Certain (sometimes referred to as Single Life Income with or without Certain Period). An annuity payable monthly until the payee’s death, or until the expiration of a selected certain period, whichever is later. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period. After the payee’s death, we will make any remaining guaranteed payments to the designated beneficiary. Where no certain period was selected and the Income Plan beneficiary dies before the first scheduled payment, then no payments will be paid.
3. Joint and Survivor Life Income with Period Certain (sometimes referred to as Joint and Survivor Life Income with Certain Period). An annuity payable monthly for a certain period of 10 years and thereafter during the joint lifetime of two Joint Annuitants. On the death of either Joint Annuitant, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.
We may, subject to applicable state law, limit the election of a variable income plan to one that results in an initial payment of at least $20. A variable income plan will continue even if payments fall to less than $20 after the plan begins. From time to time we may establish variable income plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other plans, with provisions and rates we publish for those plans. Amounts (or portions thereof) payable under a variable income plan with a period certain may be redeemed after we have a request for redemption in good order at the Home Office. Where no certain period was selected and the Income Plan beneficiary dies before the first scheduled payment, then no payments will be paid.
After the effective date of an Income Plan which does not involve a life contingency (i.e., Plan 1), a payee may transfer to either form of life annuity (i.e., Plans 2 or 3) at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first Annuity Payment under the new plan on the basis of the particular plan selected, the Annuity Payment rate, and the Annuitant’s adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We may permit other transfers between Income Plans, subject to such limitations we may reasonably determine. If you are in an Income Plan involving a life contingency (i.e., Plans 2 or 3), you will not be able to withdraw any Contract Value after the annuity commencement date. We will not permit a transfer to an Income Plan that involves a different life contingency. Income Plans for Beneficiaries may differ from those offered to Owners. At the written request of the Owner, we may impose restrictions on payments to beneficiaries.
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Amount of Annuity Payments We will determine the amount of the first Annuity Payment on the basis of the particular variable income plan you select, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age and sex. We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the variable income plan involves life contingencies. The first payment will be lower if the variable income plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin.
Assumed Investment Rate The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 ½%. Variable annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.
Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular variable income plan, the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.
Additional Features and Services
Automatic Dollar-Cost Averaging
The Dollar-Cost Averaging Plan is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of money (expressed in whole percentages and in amounts of at least $100) into the Divisions over a period of time by systematically and automatically transferring, on a monthly, quarterly, semiannual, or annual basis, specified dollar amounts from the Government Money Market Division into the other Division(s). This allows you to potentially reduce the risk of investing most of your Purchase Payments into the Divisions at a time when prices are high. Transfers will end either when the amount in the Government Money Market Division is depleted or when you notify us to stop such transfers, whichever is earlier. There is no charge for the Dollar-Cost Averaging Plan. We reserve the right to modify or terminate the Dollar-Cost Averaging Plan at any time.
Dollar cost averaging does not assure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices. You should consult your financial representative before deciding whether to elect dollar cost averaging.
Systematic Withdrawal Privilege
You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem Accumulation Units to generate monthly payments. The withdrawals may be taken either proportionately from each investment option or from specific investment options you designate . Systematic withdrawals continue until at least one of the following occurs: (1) the amount in any of the selected Portfolios or Guaranteed Accounts is depleted; (2) less than 100 Accumulation Units remain in the Contract; (3) a systematic withdrawal plan terminates; (4) when the final amount is distributed and there is no value left in the Contract (in which case the Contract will terminate); or (5) you terminate systematic withdrawals. You may have to pay income taxes and tax penalties on amounts you receive. There is no charge for the Systematic Withdrawal Plan service. We reserve the right to modify or terminate this Systematic Withdrawal Plan at any time.
Portfolio Rebalancing
To help you maintain your asset allocation over time, we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis (i.e., monthly, quarterly, semi-annually, or annually), back to the allocation percentages you have selected. There is no charge for this Portfolio Rebalancing feature. We reserve the right to modify or terminate this Portfolio Rebalancing feature at any time. If you transfer between underlying investment options, automatic portfolio rebalancing (“APR”) will ordinarily end and you will need to make a new APR election if you want APR to continue.
Only contracts with accumulation values of $10,000 or more or those Contracts that have been annuitized are eligible. A program of regular investing cannot assure a profit or protect against loss in a declining market.
Account C (Network Edition) Prospectus  17

Charges
We will make the following deductions:
Base Contract Charges
Nature and Amount of the Charges When we determine the value of Accumulation and Annuity Units, we deduct a charge for mortality rate and expense risks we have assumed. We assume, for example, the risk that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. We also assume the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts, including other costs such as those related to marketing and distribution. We assume these risks for the duration of the Contract. In case these costs exceed the amount of the charges we collect, the costs will be paid out of our general assets. If the amount of the charge is more than sufficient to cover the mortality and expense risk, any excess may be used for any Company purpose.
The deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.35% of the assets of the Separate Account. Our Board of Trustees may increase or decrease the deduction, but in no event may the deduction exceed an annual rate of 0.75%.
Other Expense Risks The value of your Contract may reflect a deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “The Separate Account” and any applicable taxes, (i.e., any tax liability) we have paid or reserved for resulting from the maintenance or operation of a Division of the Separate Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see “Taxation of Northwestern Mutual”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the value of such Contracts. Our right to make deductions for expenses resulting from a substitution of securities may be restricted by the 1940 Act.
Contract Fee On each Contract anniversary prior to the Maturity Date, we make a deduction of $30 for administrative expenses relating to a Contract during the prior year. We make the charge by reducing the number of Accumulation Units credited to the Contract. We will apply the charge for the Contract Fee by reducing the number of Accumulation Units credited to your Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in the Guaranteed Interest Fund as though it were an investment of the same amount in one of the Separate Account Divisions.
We cannot increase this charge. The charge is intended only to reimburse us for our actual administrative expenses. We waive the Contract fee if the Contract Value on the Contract anniversary is $25,000 or more. Currently, we are also waiving the Contract fee if the Purchase Payments, less withdrawals, equal or exceed $25,000. We reserve the right to change this practice in the future. We will give prior notice.
Enhanced Death Benefit Charge On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract Value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. Except for some Contracts subject to New York law, we deduct the charge from the Divisions of the Separate Account and the Guaranteed Accounts in proportion to the amounts you have invested.
Premium Taxes The Contracts provides for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes generally range from 0% to 3.5% of total Purchase Payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future. The amount deducted, if any, may be more or less than the percentage charged by your state of residence.
Portfolio Expenses and Charges The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the mutual fund prospectuses.
For certain Portfolios, certain expenses may have been reimbursed or fees may have been waived during 2020 in addition to any contractual fee waiver or reimbursements. It is anticipated that any such voluntary expense reimbursement and fee waiver arrangements would continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements, as well as any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio Operating Expenses would have ranged from a minimum of 0.20% to a maximum of 1.25%.
Expedited Delivery Charge When, at your request, we incur the expense of providing expedited delivery of your redemption request (e.g., a complete or partial withdrawal) we assess the following charges: $15 for express mail delivery (plus $2 for “signature required” service at your request) and $15 for a wire transfer.

18  Account C (Network Edition) Prospectus

Federal Income Taxes
Taxation of Contract Benefits
We offer the Contract for use in non tax-qualified situations (i.e., contributions are taxable). There are no limitations on who can purchase a non-tax qualified annuity or the amount that can be contributed to the Contract. Contributions to non-tax qualified Contracts are not deductible.
For Contracts held by individuals, no tax is payable as a result of any increase in the value of a Contract. Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the Internal Revenue Code of 1986, as amended (the “Code”). If the Owner of a non-tax qualified Contract elects to receive the entire value of the Contract as Annuity Payments under a variable income plan or fixed income plan, or a portion of the Contract as Annuity Payments under either Income Plan for a period of at least the Owner’s life expectancy or ten years, benefits received will be taxable as ordinary income to the extent they exceed that portion of each payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72 of the Code (the “exclusion ratio”), until the entire “investment in the contract” is recovered. Benefits received in a lump sum or as partial annuity payments that do not qualify for exclusion ratio taxation will be taxable as ordinary income to the extent they exceed the “investment in the contract.” A partial withdrawal or collateral assignment prior to the Maturity Date will result in the receipt of gross income by the Owner to the extent that the amounts withdrawn or assigned do not exceed the excess (if any) of the total value of Accumulation Units over total purchase payments paid under the Contract less any amounts previously withdrawn or assigned. Thus, any investment gains reflected in the Contract Values are considered to be withdrawn first and are taxable as ordinary income.
Investment gains will be determined by aggregating all non-tax qualified deferred Contracts we issue to the Owner during the same calendar year.
A penalty tax of 10% of the amount of the payment which is includible in income will be imposed, by federal tax law, on non-exempt withdrawals of Contract benefits. Payments which are exempt from the penalty tax include payments upon disability, after age 59½ and for certain substantially equal periodic payments.
For taxable years beginning in 2013, part or all of the taxable benefits from and sales of non-tax qualified Contracts may be subject to an additional 3.8% Medicare tax. The tax will be assessed on the Owner’s net investment income for the year to the extent that the Owner’s adjusted gross income (with slight modifications) exceeds $250,000 (married filing jointly or surviving spouse), $125,000 (married filing separately) or $200,000 (other filers) (not indexed). The term “net investment income” is defined to include payments from non-tax qualified annuities and dispositions of property. You should consult a tax advisor about the impact of this new tax on distributions from your contract/policy. One or more non-tax qualified Contracts can be wholly or partially exchanged for one or more other annuity contracts under Section 1035 of the Code without recognition of gain or loss. However, withdrawals taken within 6 months after a partial exchange may cause the partial exchange to be taxed as a withdrawal. Certain nonqualified Contracts not held by individuals, such as Contracts purchased by corporate employers in connection with deferred compensation plans, will not be taxed as annuity Contracts and increases in the value of the Contracts will be taxable in the year earned.
The Owner of a non-tax qualified Contract is not required to take required minimum distributions during the Owner’s lifetime. However, the Contract death proceeds must be distributed to any non-spouse beneficiary either within five years of the Owner’s death or as substantially periodic payments over the beneficiary’s life or life expectancy commencing within one year of the Owner’s death. The surviving spouse, as defined under federal tax law, is not subject to any distribution requirements.
Taxation of Northwestern Mutual
We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Separate Account. We are currently making no charge. (See “Charges.”)
Other Considerations
You should understand that the tax rules for annuities are complex and cannot be readily summarized. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals, or state or other law. This tax discussion is intended for the promotion of Northwestern Mutual Life products. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor. Before you purchase a Contract, we advise you to consult qualified tax counsel.

Contract Owner Services
Electronic Funds Transfer (“EFT”) Another convenient way to invest using the dollar-cost averaging approach is through our EFT Plan. These automatic withdrawals allow you to add Purchase Payments to the Division(s) within your traditional IRA, Roth IRA, SEP IRA, or non-tax qualified
Contract on a regular monthly basis through payments drawn directly on your checking account. There is no charge for the EFT service.
Account C (Network Edition) Prospectus  19

A program of regular investing cannot assure a profit or protect against loss in a declining market.
Substitution of Portfolio Shares and Other Changes When permitted by law and subject to any required regulatory approvals, we reserve the right to eliminate a Portfolio and to substitute another Portfolio or mutual fund for such Portfolio (or substitute a class of shares of an existing Portfolio for a different class of the same Portfolio) if the shares of the Portfolio are no longer available for investment or, in our judgment, further investment in the shares of the Portfolio is no longer appropriate. In the event we take any action to substitute another Portfolio in the future, we may make an appropriate endorsement of your Contract and take other necessary actions.
Owner Inquiries and Instructions Get up-to-date information about your Contract at your convenience with your User ID and password. Visit our website ( http://www.northwesternmutual.com ) to enroll for access to Division performance information, forms for routine service, and daily unit values for Contracts you own. Eligible Contract Owners may also set up certain electronic payments, transfer invested assets among Divisions and change the allocation of future contributions online, subject to our administrative procedures. For questions about your Contract or Division values, assistance with payments or distributions, or other contract changes (such as transferring among investment options, changing allocations, or obtaining Division performance information), please contact us toll-free at 1-888-455-2232.
The submission of transfer or withdrawal instructions by telephone or through our website (“Electronic Instructions”) must be made in accordance with our then current procedures for Electronic Instructions. However, we are not required to accept Electronic Instructions, and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, or your agent’s or ours, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home Office. We reserve the right to limit, modify, suspend, or terminate the ability to make transfers via Electronic Instructions.
Householding To reduce costs, we now send only a single copy of the same disclosure document(s) (such as prospectuses, prospectus supplements, reports, announcements, proxy statements, notices, and information statements) to each consenting household (rather than sending copies to each Owner residing in a household). If you are a member of such a household, you can revoke your consent to “householding” at any time, and can begin receiving your own copy of such disclosure documents by calling us at 1-888-455-2232.

Additional Information
The Distributor We sell the Contracts through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. NMIS is the principal underwriter of the Contracts, and has entered into a Distribution Agreement with us. No sales charges are paid on sales of the Contracts, and no underwriting commissions have been paid, or retained, by NMIS.
Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company.
NMIS and the Northwestern Mutual Wealth Management Company (“NMWMC”) use a system referred to as a “grid” for paying registered representatives commissions and fees for the sale or servicing of other investments such as mutual funds in brokerage accounts or advisory accounts. The higher level of overall commissions or fees for investments that your registered representative is responsible for generating, the higher percentage of commissions or fees they receive, which in turn lowers the percentage of fees or commissions retained by NMIS or NMWMC; those breakpoints and percentages are what is referred to as the grid. The grid payout percentages range between 35% and 95% payable to the registered representative, depending on the level of sales or fees generated by that registered representative during the previous year. Therefore, a registered representative’s current year grid level is set based on the registered representative’s previous year’s sales production. Sales of Contracts count towards sales production used to measure grid placement, even though commissions for Contracts are not paid out through the grid. The ability to improve grid placement in the following year provides an incentive for your registered representative to sell the Contract.
Because registered representatives of the Distributor are also our appointed agents, they may be eligible for various cash benefits, such as additional bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that
20  Account C (Network Edition) Prospectus

we offer, such as conferences, achievement recognition, prizes, and awards. In addition, Distributor’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products can qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Contracts help registered representatives and/or their managers qualify for such compensation and benefits.
Certain of the Distributor’s registered representatives may receive other payments from us for the recruitment, development, training, and supervision of Financial Representatives, production of promotional literature, and similar services. Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup sales expenses through fees and charges deducted under the Contract.
Dividends This Contract is eligible to share in the divisible surplus, if any, of the Company, except while payments are being made under a variable income plan. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus credited to your Contract is referred to as a “dividend.” There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company’s approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on this Contract is not guaranteed. It is not expected that any dividends will be payable on this Contract, except, possibly, on certain fixed installment plans.
We will credit dividends, if any, attributable to your Contract on the Contract anniversary. Dividends, if any, credited prior to the Maturity Date will be applied as a Net Purchase Payment on the Contract anniversary unless the Owner elects to have the dividend paid in cash. However, if the NYSE is closed on the Contract Anniversary, the amount of any dividend will be applied as of the next Valuation Date after the Contract anniversary. Dividends, if any, applied as a Net Purchase Payment will be allocated to the Divisions of the Separate Account according to the allocation of Net Premiums then in effect.
Voting Rights As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from (i) the Owners of Accumulation Units supported by assets of that Division; and (ii) the payees receiving payments under variable income plans supported by assets of that Division. Periodic reports relating to the Portfolios, proxy material, and a form (on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to the Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the variable income plan, as the case may be) will be made available to each Owner or payee. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a variable income plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received, as well as shares of the fund that the insurer itself owns, in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.
We may, if required by state insurance regulations, disregard voting instructions which would require shares to be voted for a change in the sub-classification or investment objectives of a Portfolio, or to approve or disapprove an investment advisory agreement for a Portfolio. We may also disregard voting instructions that would require changes in the investment policy or investment adviser for a Portfolio, provided that we reasonably determine to take this action in accordance with applicable federal law. If we disregard voting instructions we will include a summary of the action and reasons therefore in the next annual report to Contract Owners.
Internal Annuity Exchanges As a matter of current practice, which we may limit or stop at any time in our discretion, we permit owners of certain fixed and variable annuity contracts that we have previously issued to exchange those contracts forsales expenses. Such exchanges are not intended to be available for all owners, as they may not be in a particular owner’s best interest. We are not presently charging an administrative fee on these transactions. We permit only one such transaction in any 12-month period.
Amounts exchanged from a front-load Contract to a Contract will not be subject to any additional front-end sales charge or withdrawal charge. We currently do not allow an exchange from a variable annuity contract we previously issued to a Contract when amounts exchanged from the previously issued variable annuity contract would be subject to a withdrawal charge, although we may allow such exchanges when there are no applicable withdrawal charges on the Contract being exchanged. Fixed annuity contracts, which are not described in this prospectus, are available for exchange to a Contract, however, any applicable withdrawal charge or market value adjustment may be assessed on amounts exchanged from the fixed annuity contract.
It is our current practice not to allow exchanges from a Contract to a back-load variable annuity contract or a front-load variable annuity contract.
Speculative Investing Do not purchase this contract if you plan to use it, or any of its riders, for any type of speculative collective investment scheme (including, for example, arbitrage). Your Contract is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.
Abandoned Property Requirements Every state has unclaimed property laws which generally declare insurance contracts/policies to be abandoned after a period of inactivity of three to five years from the contract’s/policy’s maturity date, the date the death benefit is due and payable, or in some states,
Account C (Network Edition) Prospectus  21

the date the insurer learns of the death of the insured. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or if the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call 888-455-2232 to make such changes.
Cybersecurity & Certain Business Continuity Risks The Company has administrative, technical and physical safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Other disruptive events, including (but not limited to) natural or man-made disasters and public health crises or pandemics (such as coronavirus COVID-19), may also adversely affect our ability to conduct business, including if our employees or the employees of intermediaries or other affiliated or third-party service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations can interfere with issuance or our processing of transactions (including the processing of orders through our website or with the Portfolios), may interfere with our ability to receive, pickup and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees or the employees of intermediaries or other affiliate or third-party service providers are able to work remotely. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that the Company, the Portfolios or our service providers will avoid losses affecting your Contract due to a disaster or other catastrophe.
Legal Proceedings Northwestern Mutual, like other life insurance companies, generally is involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.
22  Account C (Network Edition) Prospectus

APPENDIX A—Portfolios Available under Your Contract
The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.nmprospectus.com. You can also request this information at no cost by calling (866) 910-1232 or by sending an email request to vavldocrequest@northwesternmutual.com. In addition to the Portfolios listed below, the Contract also offers fixed options (see “Other Benefits Available Under the Contract - Fixed Options” above), subject to restrictions, which can earn interest for specified periods at declared rates.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
				1 Year	5 Year	10 year
Long-term growth of capital; current income is a secondary objective	Growth Stock Portfolio[2]	Mason Street Advisors, LLC (MSA)/T. Rowe Price Associates, Inc	0.42%[1]	34.97%	17.68%	14.73%
Long-term growth of capital	Focused Appreciation Portfolio[2]	MSA/Loomis, Sayles & Company, L.P.	0.62%[1]	32.55%	19.30%	15.90%
Long-term growth of capital and income	Large Cap Core Stock Portfolio[2]	MSA/ Wellington Management Company LLP	0.44%[1]	22.74%	15.24%	11.73%
Long-term growth of capital and income	Large Cap Blend Portfolio[2]	MSA/ Fiduciary Management, Inc.	0.81%[1]	10.05%	12.18%	11.14%
Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	Index 500 Stock Portfolio[2]	MSA/BlackRock Advisors, LLC	0.20%[1]	18.18%	14.97%	13.64%
Long-term growth of capital; income is a secondary objective	Large Company Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.77%[1]	2.64%	9.11%	10.06%
Long-term growth of capital and income	Domestic Equity Portfolio[2]	MSA/Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust	0.52%[1]	0.73%	9.11%	10.53%
Long-term growth of capital and income	Equity Income Portfolio[2]	MSA/ T. Rowe Price Associates, Inc	0.58%[1]	1.20%	9.98%	9.30%
Long-term growth of capital	Mid Cap Growth Stock Portfolio[2]	MSA/ Wellington Management Company LLP	0.54%	25.41%	13.38%	10.44%
Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index	Index 400 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.26%[1]	13.37%	12.05%	11.23%
Long-term growth of capital; current incomes is a secondary objective	Mid Cap Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.76%[1]	1.67%	9.54%	10.61%
Long-term growth of capital	Small Cap Growth Stock Portfolio[2]	MSA/ Wellington Management Company LLP	0.56%	33.47%	16.90%	13.38%
Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	Index 600 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.31%	10.93%	12.03%	11.55%
Account C (Network Edition) Prospectus  23

Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
				1 Year	5 Year	10 year
Long-term growth of capital	Small Cap Value Portfolio[2]	MSA/ T. Rowe Price Associates, Inc	0.95%	9.29%	12.16%	9.78%
Long-term growth of capital	International Growth Portfolio[2]	MSA/FIAM LLC	0.63%	17.91%	12.11%	7.39%
Capital appreciation	Research International Core Portfolio[2]	MSA/ Massachusetts Financial Services Company	0.76%[1]	13.46%	9.76%	6.21%
Long-term growth of capital; any income realized will be incidental	International Equity Portfolio[2]	MSA/Templeton Investment Counsel, LLC	0.54%[1]	-2.71%	3.12%	3.26%
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/ Aberdeen Asset Managers Limited	0.93%[1]	26.86%	12.97%	3.33%
Maximum current income to the extent consistent with liquidity and stability of capital3	Government Money Market Portfolio[2]	MSA/BlackRock Advisors, LLC	0.33%	0.31%	0.90%	0.50%
Provide as high a level of current income as is consistent with prudent investment risk	Short-Term Bond Portfolio[2]	MSA/ T. Rowe Price Associates, Inc	0.39%	4.29%	2.60%	1.72%
Provide as high a level of total return consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Select Bond Portfolio[2]	MSA/Wells Capital Management, Inc.	0.31%[1]	8.98%	4.75%	3.95%
Maximum total return, consistent with preservation of capital and prudent investment management	Long-Term U.S. Government Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.94%	17.37%	7.33%	7.25%
Pursue total return using a strategy that seeks to protect against U.S. inflation	Inflation Protection Portfolio[2]	MSA/American Century Investment Management, Inc.	0.56%[1]	9.57%	4.75%	3.43%
High current income and capital appreciation	High Yield Bond Portfolio[2]	MSA/Federated Investment Management Company	0.45%	6.64%	7.88%	6.28%
Maximum total return, consistent with prudent investment management	Multi-Sector Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.73%[1]	6.13%	7.54%	5.60%
Realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	Balanced Portfolio[2]	MSA	0.50%[1]	12.49%	8.86%	7.30%
Realize as high a level of total return as is consistent with reasonable investment risk	Asset Allocation Portfolio[2]	MSA	0.59%[1]	13.43%	10.10%	8.17%
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio– Initial Class[2]	Fidelity Management & Research Company LLC (FMR)[4]	0.62%	18.19%	11.07%	9.50%
Long-term capital appreciation	Fidelity® VIP Contrafund®Portfolio – Initial Class[2]	Fidelity Management & Research Company/FMR Co., Inc.[4]	0.61%	30.57%	16.19%	13.52%
24  Account C (Network Edition) Prospectus

Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
				1 Year	5 Year	10 year
Long-term growth of capital by investing primarily in securities of companies that meet the Portfolios’s environmental, social and governance criteria	Sustainable Equity Portfolio[2]	Neuberger Berman Investment Advisers LLC	0.92%	19.56%	13.05%	11.62%
Long-term growth of capital	U.S. Strategic Equity Fund[6]	Russell Investment Management LLC (RIM) [7]	0.84%	23.84%	14.27%	12.79%
Long-term growth of capital	U.S. Small Cap Equity Fund[6]	RIM[7]	1.25%	12.70%	10.84%	9.37%
Current income and long- term growth of capital	Global Real Estate Securities Fund[6]	RIM[7]	0.91%	-5.18%	4.61%	5.88%
Long-term growth of capital	International Developed Markets Fund[6]	RIM[7]	1.06%	5.08%	6.50%	5.10%
Provide total return	Strategic Bond Fund[6]	RIM[7]	0.69%	8.43%	4.69%	4.00%
Current income and moderate long-term capital appreciation	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[6]	RIM[7]	0.86%[1]	6.40%	6.15%	5.13%
Above-average long-term capital appreciation and a moderate level of current income	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[6]	RIM[7]	0.95%[1]	7.65%	7.37%	6.10%
High long-term capital appreciation; and as a secondary objective, current income	LifePoints® Variable Target Portfolio Series Growth Strategy Fund[6]	RIM[7]	1.01%[1]	9.75%	8.62%	6.76%
High long-term capital appreciation	LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund[6]	RIM[7]	1.04%[1]	8.26%	8.93%	7.09%
Total return	Commodity Return Strategy Portfolio– Class 2[8]	Credit Suisse Asset Management, LLC	0.80%[1]	28.52%[9]	N/A	N/A
1 This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the Portfolio’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
2 A series of Northwestern Mutual Series Fund, Inc., for which MSA, our wholly-owned company, serves as investment adviser.
3 The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund®Portfolio are series of Variable Insurance Products Fund III and the Variable Insurance Products Fund II, respectively.
4The following affiliates of Fidelity Management & Research Company also assist with foreign investments for each Portfolio: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.
5 A series of Neuberger Berman Advisers Management Trust.
6 A series of Russell Investment Funds.
7 Assets of each Portfolio are invested by one or more investment management organizations researched and recommended by Russell Investment Management LLC, the investment adviser for the Russell Investment Funds.
8 A series of Credit Suisse Trust.
9 Return represents performance from May 1, 2020 (inception date) to December 31, 2020.
Account C (Network Edition) Prospectus  25

Appendix B—State Variations
This Appendix contains important state-specific variations for Contracts issued in the states as noted below. The prospectus provides a general description of the Contract (and any endorsements) but your state of issue may provide different features from, and impose different costs than, those described in the body of the Prospectus. Please see your Contract for specific details.
State	Policy Feature/Benefit/Cost	Variation
Alabama	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Alaska	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Arizona	Right to Return	If the Contract is replacing an existing annuity contract, or if the Owner is sixty-five (65) years of age or older on the issue date, it may be returned within thirty (30) days after it was received.
California	Right to Return	If the Owner is sixty (60) years of age or older on the issue date, the Contract may be returned within thirty (30) days after it was received.
Colorado	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Connecticut	Right to Return	The amount of the refund will be the amount of the Purchase Payments paid.
Florida	Right to Return
The Contract may be returned within twenty-one (21) days after it was received. The amount of the refund will be the cash surrender value provided in the Contract plus any fees or charges deducted from the premiums.

Maturity Benefit
The Maturity Date may be changed upon request. The Contract may be annuitized at any time after twelve (12) months following the issue date.
The latest Maturity Date is the Contract anniversary nearest the
Annuitant’s 98th birthday.

	Deferment of Benefit Payments	If payment of contract values of the Separate Account Divisions is deferred, interest will be paid at an annual effective interest rate in accordance with Florida law.
Georgia	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Hawaii	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Idaho	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Illinois	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Indiana	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Iowa	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Kentucky	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Louisiana	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Maine	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
26  Account C (Network Edition) Prospectus

Maryland	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Massachusetts	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Michigan	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Minnesota	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Mississippi	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Missouri	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Montana	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Nebraska	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Nevada	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
New Hampshire	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
New Jersey	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
New Mexico	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
New York	Maturity Benefit	The latest Maturity Date is the contract anniversary nearest the Annuitant’s 98th birthday.
	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
North Carolina	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
North Dakota	Right to Return	The Contract may be returned within twenty (20) days after it was received.
Ohio	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Oklahoma	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Oregon	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Pennsylvania	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Rhode Island	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Account C (Network Edition) Prospectus  27

South Carolina	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
South Dakota	Incontestability	While the Contract is contestable, the Company may rescind the Contract or deny a claim under the Disability Waiver of Purchase Payment Benefit on the basis of a misstatement in the application.
Tennessee	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Texas	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Utah	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Vermont	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Virginia	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Washington	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
West Virginia	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Wisconsin	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Wyoming	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
28  Account C (Network Edition) Prospectus

Additional Information
Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). The financial statements of the Company should only be considered with respect to the Company’s ability to meet its obligations under the Contract and not with respect to Contract Value held in the Separate Account, which is principally derived from the investment performance of the Portfolios. The SAI is available free of charge at www.nmprospectus.com. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will notify you by mail that reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest are available online.
More information about the Contract and NML Variable Annuity Account C (the “Separate Account”) is included in the SAI dated May 1, 2021. The SAI is incorporated by reference in this prospectus and is available free of charge at www.nmprospectus.com.
To receive a copy of the SAI, send a written request to Northwestern Mutual, Risk Products Department, Room T22, 720 East Wisconsin Avenue, Milwaukee, WI 53202. You can also request a copy of the SAI by calling us at (866) 910-1232 free of charge.
Information about the Separate Account (including the SAI) is available on the SEC’s internet site at http://www.sec.gov, or may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
 Edgar Contract Identifier: C000034306
Account C (Network Edition) Prospectus  29

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2021
INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY
(Network Edition)
An individual flexible payment deferred variable annuity contract (the “Contract”) offered for use in non tax-qualified situations to purchasers who are either current or retired registered representatives of Northwestern Mutual Investment Services, LLC, principal underwriter and distributor of the Contract or certain other eligible persons.
Issued by The Northwestern Mutual Life Insurance Company
and
NML Variable Annuity Account C

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Risk Products Department, Room T22, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 1-888- 455-2232, or visiting the website www.northwesternmutual.com.

GENERAL INFORMATION
The Account was originally named NML Separate Account C but was renamed NML Variable Annuity Account C on November 23, 1983. The Account is used for the Contracts and for other variable annuity contracts issued by the Company.
DETERMINATION OF ANNUITY PAYMENTS
The following discussion of the method for determining the amount of monthly annuity payments under a variable income plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Income Plans,” including “Description of Variable Income Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; and “Deductions.”
Amount of Annuity Payments The amount of the first annuity payment under a variable Income Plan will be determined on the basis of the particular Income Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant’s adjusted age. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Income Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 2012 Individual Annuity Mortality Period Table with 125% of Projection Scale G2, a 5.00% load, and an age adjustment. For currently-issued contracts (“RR series”), the Company may offer higher initial payment rates.
Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of an Income Plan a Contract will not share in the divisible surplus of Northwestern Mutual. The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.
The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.
Annuity Unit Value The value of an Annuity Unit for each Division was established at $1.00 as of the date operations began for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.
The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to reflect the Assumed Investment Rate used in calculating the annuity rate tables.

Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for an annuitant, adjusted age 65, who has elected a life annuity Income Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.
(1)	Assumed number of Accumulation Units in Balanced Division on maturity date	25,000
(2)	Assumed Value of an Accumulation Unit in Balanced Division at maturity	$ 2.000000
(3)	Cash Value of Contract at maturity, (1) X (2)	$ 50,000
(4)	Assumed applicable monthly payment rate per $1,000 from annuity rate table	$ 4.90
(5)	Amount of first payment from Balanced Division, (3) X (4) divided by $1,000	$ 245.00
(6)	Assumed Value of Annuity Unit in Balanced Division at maturity	$ 1.500000
(7)	Number of Annuity Units credited in Balanced Division, (5) divided by (6)	163.33
The $50,000 value at maturity provides a first payment from the Balanced Division of $245.00, and payments thereafter of the varying dollar value of 163.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 163.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 163.33 multiplied by $1.501000, or $245.16.
However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to$1.499000 the succeeding monthly payment would then be 163.33 X $1.499000, or $244.83.
For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.
VALUATION OF ASSETS OF THE ACCOUNT
The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.
EXPERTS
The statutory financial statements of The Northwestern Mutual Life Insurance Company as of December 31, 2020 and 2019 and for each of the three years in the period ended December 31, 2020, and the financial statements of NML Variable Annuity Account C as of December 31, 2020 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The address of PricewaterhouseCoopers LLP is 833 East Michigan Street, Suite 1200, Milwaukee, Wisconsin 53202.

Annual Report December 31, 2020

Northwestern Mutual Variable Annuity Account C

Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Northwestern Mutual Life Insurance Company and the Contract Owners of NML Variable Annuity Account C

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of NML Variable Annuity Account C indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of NML Variable Annuity Account C as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Growth Stock Division (1)	Mid Cap Value Division (1)	Select Bond Division (1)	U.S. Strategic Equity Division (1)
Focused Appreciation Division (1)	Small Cap Growth Stock Division (1)	Long-Term U.S. Government Bond Division (1)	U.S. Small Cap Equity Division (1)
Large Cap Core Stock Division (1)	Index 600 Stock Division (1)	Inflation Protection Division (1)	International Developed Markets Division (1)
Large Cap Blend Division (1)	Small Cap Value Division (1)	High Yield Bond Division (1)	Strategic Bond Division (1)
Index 500 Stock Division (1)	International Growth Division (1)	Multi-Sector Bond Division (1)	Global Real Estate Securities Division (1)
Large Company Value Division (1)	Research International Core Division (1)	Balanced Division (1)	LifePoints Moderate Strategy Division (1)
Domestic Equity Division (1)	International Equity Division (1)	Asset Allocation Division (1)	LifePoints Balanced Strategy Division (1)
Equity Income Division (1)	Emerging Markets Equity Division (1)	Fidelity VIP Mid Cap Division (1)	LifePoints Growth Strategy Division (1)
Mid Cap Growth Stock Division (1)	Government Money Market Division (1)	Fidelity VIP Contrafund Division (1)	LifePoints Equity Growth Strategy Division (1)
Index 400 Stock Division (1)	Short-Term Bond Division (1)	AMT Sustainable Equity Division (1)	Credit Suisse Trust Commodity Return Strategy Division (1)
(1)Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019

Basis for Opinions

These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the divisions of NML Variable Annuity Account C based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of NML Variable Annuity Account C in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the custodians and the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

April 26, 2021

We have served as the auditor of one or more of the divisions of NML Variable Annuity Account C since 1971.

2

Northwestern Mutual Variable Annuity Account C

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

December 31, 2020 (in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division		Index 500 Stock Division
Assets:

Investments, at fair value (1)	$880	$3,729	$669	$512		$11,479
Northwestern Mutual Series Fund, Inc.
Fidelity Variable Insurance Products Fund	-	-	-	-		-
Neuberger Berman Advisers Management Trust	-	-	-	-		-
Russell Investment Funds	-	-	-	-		-
Credit Suisse Trust	-	-	-	-		-
Due from Northwestern Mutual Life Insurance Company	-	-	-	7		-
Total Assets	880	3,729	669	519		11,479

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	8	-		-
Due to Participants	-	-	-	-		-
Total Liabilities	-	-	8	-		-

Total Net Assets	$880	$3,729	$661	$519		$11,479

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$182	$172	$-	$7		$833
Annuity Reserves	-	-	-	-		-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	50	118	63	-		288
Annuity Reserves	-	-	-	-		-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	128	353	151	-		2,188
Annuity Reserves	-	-	-	-		-
Individual Variable Annuity Contracts Issued: On or After October 16, 2006 - Network Edition
Accumulation Units (5)	520	3,086	447	512		8,090
Annuity Reserves	-	-	-	-		80
Total Net Assets	$880	$3,729	$661	$519		$11,479

(1) Investments, at cost	$767	$2,532	$540	$458		$8,043
Mutual Fund Shares Held	222	900	251	413		1,658
(2) Accumulation Unit Value	$130.365531	$91.289389	$80.301917	$23.385328		$210.492951
Units Outstanding	1	2	-	—	(a)	4
(3) Accumulation Unit Value	$10.961736	$8.138441	$6.752098	$2.139519		$12.856915
Units Outstanding	5	14	9	-		22
(4) Accumulation Unit Value	$9.343486	$7.321217	$5.755230	$1.971217		$14.158399
Units Outstanding	14	48	26	-		155
(5) Accumulation Unit Value	$3.604955	$8.580705	$2.793028	$2.228920		$3.495577
Units Outstanding	144	360	160	229		2,314

(a) Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

December 31, 2020 (in thousands, except accumulation unit values)

	Large Company Value Division	Domestic Equity Division		Equity Income Division		Mid Cap Growth Stock Division		Index 400 Stock Division
Assets:
Investments, at fair value (1)	$511	$1,902		$2,217		$1,487		$3,203
Northwestern Mutual Series Fund, Inc.
Fidelity Variable Insurance Products Fund	-	-		-		-		-
Neuberger Berman Advisers Management Trust	-	-		-		-		-
Russell Investment Funds	-	-		-		-		-
Credit Suisse Trust	-	-		-		-		-
Due from Northwestern Mutual Life Insurance Company	-	-		-		-		-
Total Assets	511	1,902		2,217		1,487		3,203
Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-		-		1		-
Due to Participants	-	-		-		-		-
Total Liabilities	-	-		-		1		-
Total Net Assets	$511	$1,902		$2,217		$1,486		$3,203

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$-	$9		$9		$6		$47
Annuity Reserves	-	-		-		-		-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	-	200		8		9		74
Annuity Reserves	-	-		-		-		-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	-	-		79		1,048		529
Annuity Reserves	-	-		-		-		-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	501	1,693		2,121		423		2,527
Annuity Reserves	10	-		-		-		26
Total Net Assets	$511	$1,902		$2,217		$1,486		$3,203

(1) Investments, at cost	$499	$1,852		$2,218		$1,157		$2,844
Mutual Fund Shares Held	431	1,413		1,246		393		1,274
(2) Accumulation Unit Value	$20.613433	$35.463950		$40.954303		$193.811117		$75.180406
Units Outstanding	-	—	(a)	—	(a)	—	(a)	1
(3) Accumulation Unit Value	$1.885881	$3.125782		$3.651112		$10.586238		$6.529917
Units Outstanding	-	64		2		1		11
(4) Accumulation Unit Value	$1.737445	$2.782499		$3.284293		$14.120404		$5.734890
Units Outstanding	-	-		24		74		92
(5) Accumulation Unit Value	$1.964770	$3.312992		$3.849405		$2.727520		$5.648868
Units Outstanding	255	511		551		155		447

(a) Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

December 31, 2020 (in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division		International Growth Division
Assets:
Investments, at fair value (1)	$1,200	$1,226	$1,896	$1,185		$2,070
Northwestern Mutual Series Fund, Inc.
Fidelity Variable Insurance Products Fund	-	-	-	-		-
Neuberger Berman Advisers Management Trust	-	-	-	-		-
Russell Investment Funds	-	-	-	-		-
Credit Suisse Trust	-	-	-	-		-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-		-
Total Assets	1,200	1,226	1,896	1,185		2,070
Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-		-
Due to Participants	-	-	-	-		-
Total Liabilities	-	-	-	-		-
Total Net Assets	$1,200	$1,226	$1,896	$1,185		$2,070

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$48	$63	$47	$9		$114
Annuity Reserves	-	-	-	-		-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	128	54	75	20		84
Annuity Reserves	-	-	-	-		-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	52	197	81	-		152
Annuity Reserves	-	-	-	-		-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	967	912	1,679	1,156		1,713
Annuity Reserves	5	-	14	-		7
Total Net Assets	$1,200	$1,226	$1,896	$1,185		$2,070

(1) Investments, at cost	$1,179	$926	$1,661	$1,149		$1,496
Mutual Fund Shares Held	680	355	927	535		1,043
(2) Accumulation Unit Value	$50.098747	$104.149054	$30.394793	$57.260960		$34.110132
Units Outstanding	1	1	2	—	(a)	3
(3) Accumulation Unit Value	$4.466185	$9.046015	$2.780835	$5.047024		$3.006315
Units Outstanding	29	6	27	4		28
(4) Accumulation Unit Value	$4.017711	$7.944528	$2.561959	$4.492731		$2.676266
Units Outstanding	13	25	32	-		57
(5) Accumulation Unit Value	$4.708921	$4.305002	$2.897115	$5.349125		$3.186443
Units Outstanding	205	212	579	216		538

(a) Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

December 31, 2020 (in thousands, except accumulation unit values)

	Research International Core Division		International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division
Assets:
Investments, at fair value (1)	$1,767		$3,916	$3,277	$2,419	$1,259
Northwestern Mutual Series Fund, Inc.
Fidelity Variable Insurance Products Fund	-		-	-	-	-
Neuberger Berman Advisers Management Trust	-		-	-	-	-
Russell Investment Funds	-		-	-	-	-
Credit Suisse Trust	-		-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-		-	-	-	-
Total Assets	1,767		3,916	3,277	2,419	1,259
Liabilities:
Due to Northwestern Mutual Life Insurance Company	-		-	-	-	-
Due to Participants	-		-	-	-	-
Total Liabilities	-		-	-	-	-
Total Net Assets	$1,767		$3,916	$3,277	$2,419	$1,259

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$8		$15	$12	$824	$64
Annuity Reserves	-		-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	95		146	130	176	41
Annuity Reserves	-		-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	-		505	185	87	181
Annuity Reserves	-		-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	1,646		3,221	2,922	1,332	971
Annuity Reserves	18		29	28	-	2
Total Net Assets	$1,767		$3,916	$3,277	$2,419	$1,259

(1) Investments, at cost	$1,427		$4,247	$2,264	$2,419	$1,226
Mutual Fund Shares Held	1,613		2,517	2,264	938	1,166
(2) Accumulation Unit Value	$16.084924		$5.647675	$16.321818	$43.480109	$13.954768
Units Outstanding	—	(a)	3	1	19	5
(3) Accumulation Unit Value	$1.471544		$4.717951	$1.493226	$1.704839	$1.276483
Units Outstanding	64		31	87	103	32
(4) Accumulation Unit Value	$1.355712		$3.997280	$1.375728	$2.782276	$1.176335
Units Outstanding	-		127	135	31	154
(5) Accumulation Unit Value	$1.533174		$2.075812	$1.555698	$1.293416	$1.330259
Units Outstanding	1,074		1,552	1,878	1,030	730

(a) Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

December 31, 2020 (in thousands, except accumulation unit values)

	Select Bond Division		Long-Term U.S. Government Bond Division		Inflation Protection Division	High Yield Bond Division		Multi-Sector Bond Division
Assets:
Investments, at fair value (1)	$6,510		$505		$1,403	$1,797		$3,994
Northwestern Mutual Series Fund, Inc.
Fidelity Variable Insurance Products Fund	-		-		-	-		-
Neuberger Berman Advisers Management Trust	-		-		-	-		-
Russell Investment Funds	-		-		-	-		-
Credit Suisse Trust	-		-		-	-		-
Due from Northwestern Mutual Life Insurance Company	-		-		-	-		-
Total Assets	6,510		505		1,403	1,797		3,994
Liabilities:
Due to Northwestern Mutual Life Insurance Company	-		-		-	-		-
Due to Participants	-		-		-	-		-
Total Liabilities	-		-		-	-		-
Total Net Assets	$6,510		$505		$1,403	$1,797		$3,994

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$82		$5		$70	$3		$5
Annuity Reserves	-		-		-	-		-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	307		-		60	68		171
Annuity Reserves	-		-		-	-		-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	270		61		156	94		55
Annuity Reserves	-		-		-	-		-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	5,710		439		1,112	1,630		3,751
Annuity Reserves	141		-		5	2		12
Total Net Assets	$6,510		$505		$1,403	$1,797		$3,994

(1) Investments, at cost	$6,069		$490		$1,276	$1,733		$3,758
Mutual Fund Shares Held	4,560		333		1,184	2,488		2,864
(2) Accumulation Unit Value	$268.089237		$26.913884		$17.146141	$63.375613		$22.433485
Units Outstanding	—	(a)	—	(a)	4	—	(a)	—	(a)
(3) Accumulation Unit Value	$4.098340		$2.462451		$1.568750	$5.329206		$2.052439
Units Outstanding	75		-		38	13		83
(4) Accumulation Unit Value	$16.220194		$2.268738		$1.445291	$4.542495		$1.891030
Units Outstanding	17		27		109	21		29
(5) Accumulation Unit Value	$2.723858		$2.565411		$1.634367	$3.658289		$2.138307
Units Outstanding	2,096		171		680	446		1,754

(a) Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

December 31, 2020 (in thousands, except accumulation unit values)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	AMT Sustainable Equity Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$5,560	$533	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	2,377	4,034	-
Neuberger Berman Advisers Management Trust	-	-	-	-	899
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-
Total Assets	5,560	533	2,377	4,034	899
Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-
Total Liabilities	-	-	-	-	-

Total Net Assets	$5,560	$533	$2,377	$4,034	$899

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$2,087	$-	$11	$136	$9
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	69	17	51	123	65
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	1,083	-	99	159	-
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	2,239	511	2,216	3,580	822
Annuity Reserves	82	5	-	36	3
Total Net Assets	$5,560	$533	$2,377	$4,034	$899

(1) Investments, at cost	$5,101	$488	$2,032	$2,853	$710
Mutual Fund Shares Held	6,191	340	66	86	29
(2) Accumulation Unit Value	$277.610210	$33.001529	$70.458211	$35.233871	$29.909730
Units Outstanding	8	-	- (a)	4	- (a)
(3) Accumulation Unit Value	$6.458358	$2.908673	$6.281261	$3.223546	$2.736519
Units Outstanding	11	6	8	38	24
(4) Accumulation Unit Value	$16.887105	$2.589358	$5.650379	$2.969929	$2.521165
Units Outstanding	64	-	17	53	-
(5) Accumulation Unit Value	$2.689434	$3.082984	$6.622537	$3.358390	$2.850867
Units Outstanding	833	166	335	1,066	289

(a)	Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

December 31, 2020 (in thousands, except accumulation unit values)

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	International Developed Markets Division	Strategic Bond Division	Global Real Estate Securities Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	403	212	819	2,195	2,632
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-
Total Assets	403	212	819	2,195	2,632
Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-
Total Liabilities	-	-	-	-	-
Total Net Assets	$403	$212	$819	$2,195	$2,632

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$-	$-	$-	$74	$8
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	-	-	44	141	103
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	-	68	-	55	339
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	403	144	775	1,920	2,170
Annuity Reserves	-	-	-	5	12
Total Net Assets	$403	$212	$819	$2,195	$2,632

(1) Investments, at cost	$315	$177	$781	$2,117	$2,700
Mutual Fund Shares Held	28	9	73	227	195
(2) Accumulation Unit Value	$35.592905	$42.144292	$24.058667	$29.237785	$56.074809
Units Outstanding	-	-	-	3	- (a)
(3) Accumulation Unit Value	$3.091449	$3.660473	$2.089593	$2.539557	$4.870412
Units Outstanding	-	-	21	55	21
(4) Accumulation Unit Value	$2.715036	$3.214751	$1.835201	$2.230428	$4.277349
Units Outstanding	-	21	-	25	79
(5) Accumulation Unit Value	$3.219218	$3.419722	$1.873698	$2.647011	$5.029868
Units Outstanding	125	42	414	725	431

(a)	Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

December 31, 2020 (in thousands, except accumulation unit values)

	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division	LifePoints Growth Strategy Division	LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	1,011	1,015	1,304	705	-
Credit Suisse Trust	-	-	-	-	1,357
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-
Total Assets	1,011	1,015	1,304	705	1,357
Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-
Total Liabilities	-	-	-	-	-
Total Net Assets	$1,011	$1,015	$1,304	$705	$1,357

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$-	$-	$-	$-	$3
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	-	-	-	-	62
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	354	475	793	705	73
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	657	540	511	-	1,209
Annuity Reserves	-	-	-	-	10
Total Net Assets	$1,011	$1,015	$1,304	$705	$1,357

(1) Investments, at cost	$950	$933	$1,128	$613	$1,473
Mutual Fund Shares Held	101	197	123	72	364
(2) Accumulation Unit Value	$18.849922	$19.332571	$19.098502	$17.914598	$4.659188
Units Outstanding	-	-	-	-	1
(3) Accumulation Unit Value	$1.724609	$1.768748	$1.747272	$1.638967	$4.374948
Units Outstanding	-	-	-	-	14
(4) Accumulation Unit Value	$1.588894	$1.629523	$1.609785	$1.509990	$4.128458
Units Outstanding	223	292	492	467	18
(5) Accumulation Unit Value	$1.796695	$1.842719	$1.820383	$1.707568	$4.503663
Units Outstanding	365	293	281	-	269

(a)	Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

For the Year Ended December 31, 2020 (in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division
Income:
Dividend income	$5	$17	$6	$23	$166
Expenses:
Mortality and expense risk charges	3	14	3	2	52
Net investment income (loss)	2	3	3	21	114
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	48	110	(1)	2	412
Realized gain distribution	139	136	16	7	203
Realized gains (losses)	187	246	15	9	615
Change in unrealized appreciation/(depreciation) of investments during the period	48	630	122	16	959
Net increase (decrease) in net assets resulting from operations	$237	$879	$140	$46	$1,688

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division
Income:
Dividend income	$9	$36	$90	$4	$36
Expenses:
Mortality and expense risk charges	1	7	7	13	13
Net investment income (loss)	8	29	83	(9)	23
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(10)	122	(53)	47	(53)
Realized gain distribution	15	82	87	59	125
Realized gains (losses)	5	204	34	106	72
Change in unrealized appreciation/(depreciation) of investments during the period	2	(184)	(89)	228	250
Net increase (decrease) in net assets resulting from operations	$15	$49	$28	$325	$345

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division
Income:
Dividend income	$20	$1	$27	$5	$30
Expenses:
Mortality and expense risk charges	4	4	6	3	7
Net investment income (loss)	16	(3)	21	2	23
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(14)	(7)	(10)	(24)	93
Realized gain distribution	-	57	60	66	7
Realized gains (losses)	(14)	50	50	42	100
Change in unrealized appreciation/(depreciation) of investments during the period	27	246	111	72	163
Net increase (decrease) in net assets resulting from operations	$29	$293	$182	$116	$286

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

For the Year Ended December 31, 2020 (in thousands)

Income:	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division
Dividend income	$34	$128	$59	$3	$29
Expenses:
Mortality and expense risk charges	6	17	11	5	6
Net investment income (loss)	28	111	48	(2)	23
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	15	(188)	34	-	8
Realized gain distribution	28	-	-	-	-
Realized gains (losses)	43	(188)	34	-	8
Change in unrealized appreciation/(depreciation) of investments during the period	111	(62)	635	-	16

Net increase (decrease) in net assets resulting from operations	$182	$(139)	$717	$(2)	$47

Income:	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division
Dividend income	$171	$6	$26	$101	$150
Expenses:
Mortality and expense risk charges	25	2	6	7	14
Net investment income (loss)	146	4	20	94	136
Realized gain (loss) on investments:	50	14	5	(16)	(8)
Realized gain (loss) on sale of fund shares
Realized gain distribution	34	25	-	-	5
Realized gains (losses)	84	39	5	(16)	(3)
Change in unrealized appreciation/(depreciation) of investments during the period	271	17	88	22	93

Net increase (decrease) in net assets resulting from operations	$501	$60	$113	$100	$226

Income:	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	AMT Sustainable Equity Division
Dividend income	$121	$11	$12	$7	$5
Expenses:
Mortality and expense risk charges	20	2	7	13	3
Net investment income (loss)	101	9	5	(6)	2
Realized gain (loss) on investments:	779	-	7	105	10
Realized gain (loss) on sale of fund shares
Realized gain distribution	177	20	-	18	32
Realized gains (losses)	956	20	7	123	42
Change in unrealized appreciation/(depreciation) of investments during the period	(318)	31	370	846	102

Net increase (decrease) in net assets resulting from operations	$739	$60	$382	$963	$146

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

For the Year Ended December 31, 2020 (in thousands)

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	International Developed Markets Division	Strategic Bond Division
Income:
Dividend income	$2	$-	$9	$42
Expenses:
Mortality and expense risk charges	1	1	3	9
Net investment income (loss)	1	(1)	6	33
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(7)	(4)	(13)	13
Realized gain distribution	4	3	-	70
Realized gains (losses)	(3)	(1)	(13)	83
Change in unrealized appreciation/(depreciation) of investments during the period	98	36	41	60
Net increase (decrease) in net assets resulting from operations	$96	$34	$34	$176

	Global Real Estate Securities Division	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division	LifePoints Growth Strategy Division
Income:
Dividend income	$38	$19	$21	$18
Expenses:
Mortality and expense risk charges	12	7	10	10
Net investment income (loss)	26	12	11	8
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(74)	2	(53)	2
Realized gain distribution	-	-	27	20
Realized gains (losses)	(74)	2	(26)	22
Change in unrealized appreciation/(depreciation) of investments during the period	(132)	39	92	76
Net increase (decrease) in net assets
resulting from operations	$(180)	$53	$77	$106

	LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division
Income:
Dividend income	$12	$68
Expenses:
Mortality and expense risk charges	8	5
Net investment income (loss)	4	63
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1	(98)
Realized gain distribution	18	-
Realized gains (losses)	19	(98)
Change in unrealized appreciation/(depreciation) of investments during the period	22	22
Net increase (decrease) in net assets
resulting from operations	$45	$(13)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

(in thousands)

	Growth Stock Division		Focused Appreciation Division
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019
Operations:
Net investment income (loss)	$2	$3	$3	$5
Net realized gains (losses)	187	145	246	206
Net change in unrealized appreciation/(depreciation)	48	53	630	454
Net increase (decrease) in net assets resulting from operations	237	201	879	665
Contract Transactions:
Contract owners’ net payments	19	8	51	315
Annuity payments	-	-	-	-
Surrenders and other (net)	(178)	(193)	(46)	(183)
Transfers from other divisions or sponsor	557	287	3,663	2,617
Transfers to other divisions or sponsor	(462)	(353)	(3,676)	(2,732)
Net increase (decrease) in net assets resulting from contract transactions	(64)	(251)	(8)	17

Net increase (decrease) in net assets	173	(50)	871	682
Net Assets:
Beginning of period	707	757	2,858	2,176
End of period	$880	$707	$3,729	$2,858

Units issued during the period	184	120	521	527
Units redeemed during the period	(156)	(142)	(526)	(528)
Net units issued (redeemed) during period	28	(22)	(5)	(1)

	Large Cap Core Stock Division		Large Cap Blend Division
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019
Operations:
Net investment income (loss)	$3	$2	$21	$3
Net realized gains (losses)	15	13	9	63
Net change in unrealized appreciation/(depreciation)	122	79	16	37
Net increase (decrease) in net assets resulting from operations	140	94	46	103

Contract Transactions:
Contract owners’ net payments	16	21	2	54
Annuity payments	-	-	-	-
Surrenders and other (net)	(42)	(1)	(10)	(39)
Transfers from other divisions or sponsor	689	459	1,838	1,029
Transfers to other divisions or sponsor	(548)	(480)	(1,860)	(1,091)
Net increase (decrease) in net assets resulting from contract transactions	115	(1)	(30)	(47)

Net increase (decrease) in net assets	255	93	16	56
Net Assets:
Beginning of period	406	313	503	447
End of period	$661	$406	$519	$503

Units issued during the period	307	230	965	572
Units redeemed during the period	(249)	(230)	(980)	(597)
Net units issued (redeemed) during period	58	-	(15)	(25)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

(in thousands)

	Index 500 Stock Division		Large Company Value Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$114	$89	$8	$7
Net realized gains (losses)	615	404	5	26
Net change in unrealized appreciation/(depreciation)	959	1,660	2	55
Net increase (decrease) in net assets resulting from operations	1,688	2,153	15	88

Contract Transactions:
Contract owners’ net payments	1,071	775	1	6
Annuity payments	(5)	(5)	(1)	(1)
Surrenders and other (net)	(431)	(335)	(27)	(6)
Transfers from other divisions or sponsor	10,214	7,262	675	591
Transfers to other divisions or sponsor	(10,649)	(7,325)	(597)	(555)
Net increase (decrease) in net assets resulting from contract transactions	200	372	51	35

Net increase (decrease) in net assets	1,888	2,525	66	123

Net Assets:
Beginning of period	9,591	7,066	445	322
End of period	$11,479	$9,591	$511	$445

Units issued during the period	3,781	3,007	401	338
Units redeemed during the period	(3,686)	(2,812)	(372)	(320)
Net units issued (redeemed) during period	95	195	29	18

	Domestic Equity Division		Equity Income Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019

Operations:
Net investment income (loss)	$29	$26	$83	$39
Net realized gains (losses)	204	122	34	156
Net change in unrealized appreciation/(depreciation)	(184)	188	(89)	275
Net increase (decrease) in net assets resulting from operations	49	336	28	470

Contract Transactions:
Contract owners’ net payments	25	567	54	74
Annuity payments	-	-	-	-
Surrenders and other (net)	(34)	(142)	(36)	(173)
Transfers from other divisions or sponsor	3,788	4,052	2,728	2,970
Transfers to other divisions or sponsor	(4,348)	(4,050)	(2,720)	(3,024)
Net increase (decrease) in net assets resulting from contract transactions	(569)	427	26	(153)

Net increase (decrease) in net assets	(520)	763	54	317

Net Assets:
Beginning of period	2,422	1,659	2,163	1,846
End of period	$1,902	$2,422	$2,217	$2,163

Units issued during the period	1,355	1,491	870	923
Units redeemed during the period	(1,515)	(1,366)	(860)	(968)
Net units issued (redeemed) during period	(160)	125	10	(45)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(9)	$(12)	$23	$16
Net realized gains (losses)	106	56	72	188
Net change in unrealized appreciation/(depreciation)	228	316	250	271
Net increase (decrease) in net assets resulting from operations	325	360	345	475

Contract Transactions:
Contract owners’ net payments	123	64	461	267
Annuity payments	-	-	(2)	(2)
Surrenders and other (net)	(279)	(222)	(29)	(22)
Transfers from other divisions or sponsor	639	465	3,683	2,527
Transfers to other divisions or sponsor	(669)	(499)	(3,826)	(2,522)
Net increase (decrease) in net assets resulting from contract transactions	(186)	(192)	287	248

Net increase (decrease) in net assets	139	168	632	723

Net Assets:
Beginning of period	1,347	1,179	2,571	1,848
End of period	$1,486	$1,347	$3,203	$2,571

Units issued during the period	318	263	914	621
Units redeemed during the period	(319)	(310)	(861)	(570)
Net units issued (redeemed) during period	(1)	(47)	53	51

	Mid Cap Value Division		Small Cap Growth Stock Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019

Operations:
Net investment income (loss)	$16	$13	$(3)	$(3)
Net realized gains (losses)	(14)	90	50	133
Net change in unrealized appreciation/(depreciation)	27	152	246	120
Net increase (decrease) in net assets resulting from operations	29	255	293	250

Contract Transactions:
Contract owners’ net payments	16	35	67	39
Annuity payments	-	-	-	-
Surrenders and other (net)	(52)	(51)	(2)	(17)
Transfers from other divisions or sponsor	1,722	1,645	821	816
Transfers to other divisions or sponsor	(1,641)	(1,643)	(919)	(825)
Net increase (decrease) in net assets resulting from contract transactions	45	(14)	(33)	13

Net increase (decrease) in net assets	74	241	260	263

Net Assets:
Beginning of period	1,126	885	966	703
End of period	$1,200	$1,126	$1,226	$966

Units issued during the period	427	401	274	292
Units redeemed during the period	(414)	(403)	(294)	(286)
Net units issued (redeemed) during period	13	(2)	(20)	6

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

(in thousands)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$21	$(2)	$2	$1
Net realized gains (losses)	50	88	42	164
Net change in unrealized appreciation/(depreciation)	111	146	72	69
Net increase (decrease) in net assets resulting from operations	182	232	116	234

Contract Transactions:
Contract owners’ net payments	382	35	20	34
Annuity payments	(1)	(1)	-	-
Surrenders and other (net)	(47)	(17)	(88)	(54)
Transfers from other divisions or sponsor	2,246	1,659	2,529	2,143
Transfers to other divisions or sponsor	(2,194)	(1,601)	(2,541)	(2,127)
Net increase (decrease) in net assets resulting from contract transactions	386	75	(80)	(4)

Net increase (decrease) in net assets	568	307	36	230

Net Assets:
Beginning of period	1,328	1,021	1,149	919
End of period	$1,896	$1,328	$1,185	$1,149

Units issued during the period	1,130	738	600	481
Units redeemed during the period	(981)	(707)	(599)	(482)
Net units issued (redeemed) during period	149	31	1	(1)

	International Growth Division		Research International Core Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019

Operations:
Net investment income (loss)	$23	$13	$28	$21
Net realized gains (losses)	100	28	43	61
Net change in unrealized appreciation/(depreciation)	163	407	111	293
Net increase (decrease) in net assets resulting from operations	286	448	182	375

Contract Transactions:
Contract owners’ net payments	146	244	43	68
Annuity payments	-	-	(1)	(1)
Surrenders and other (net)	(157)	(29)	(34)	(29)
Transfers from other divisions or sponsor	3,082	2,358	2,773	2,523
Transfers to other divisions or sponsor	(3,217)	(2,391)	(2,941)	(2,487)
Net increase (decrease) in net assets resulting from contract transactions	(146)	182	(160)	74

Net increase (decrease) in net assets	140	630	22	449

Net Assets:
Beginning of period	1,930	1,300	1,745	1,296
End of period	$2,070	$1,930	$1,767	$1,745

Units issued during the period	1,215	1,174	2,162	2,140
Units redeemed during the period	(1,246)	(1,106)	(2,296)	(2,083)
Net units issued (redeemed) during period	(31)	68	(134)	57

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

(in thousands)

	International Equity Division		Emerging Markets Equity Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$111	$80	$48	$16
Net realized gains (losses)	(188)	167	34	8
Net change in unrealized appreciation/(depreciation)	(62)	195	635	392
Net increase (decrease) in net assets resulting from operations	(139)	442	717	416

Contract Transactions:
Contract owners’ net payments	181	151	146	121
Annuity payments	(2)	(2)	(2)	(1)
Surrenders and other (net)	(115)	(186)	(49)	(49)
Transfers from other divisions or sponsor	6,363	6,102	4,389	3,909
Transfers to other divisions or sponsor	(6,477)	(5,962)	(4,461)	(3,883)
Net increase (decrease) in net assets resulting from contract transactions	(50)	103	23	97

Net increase (decrease) in net assets	(189)	545	740	513

Net Assets:
Beginning of period	4,105	3,560	2,537	2,024
End of period	$3,916	$4,105	$3,277	$2,537

Units issued during the period	3,530	3,121	3,906	3,710
Units redeemed during the period	(3,553)	(3,047)	(3,860)	(3,626)
Net units issued (redeemed) during period	(23)	74	46	84

	Government Money Market Division		Short-Term Bond Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019

Operations:
Net investment income (loss)	$(2)	$18	$23	$13
Net realized gains (losses)	-	-	8	33
Net change in unrealized appreciation/(depreciation)	-	-	16	21
Net increase (decrease) in net assets resulting from operations	(2)	18	47	67

Contract Transactions:
Contract owners’ net payments	350	346	38	49
Annuity payments	-	-	-	-
Surrenders and other (net)	(825)	(731)	(114)	(1,677)
Transfers from other divisions or sponsor	3,039	1,629	2,386	3,819
Transfers to other divisions or sponsor	(1,081)	(1,658)	(2,328)	(2,307)
Net increase (decrease) in net assets resulting from contract transactions	1,483	(414)	(18)	(116)

Net increase (decrease) in net assets	1,481	(396)	29	(49)

Net Assets:
Beginning of period	938	1,334	1,230	1,279
End of period	$2,419	$938	$1,259	$1,230

Units issued during the period	1,873	1,904	1,926	4,877
Units redeemed during the period	(1,352)	(2,176)	(1,938)	(4,959)
Net units issued (redeemed) during period	521	(272)	(12)	(82)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$146	$136	$4	$8
Net realized gains (losses)	84	1	39	8
Net change in unrealized appreciation/(depreciation)	271	317	17	16
Net increase (decrease) in net assets resulting from operations	501	454	60	32

Contract Transactions:
Contract owners’ net payments	139	264	5	71
Annuity payments	(10)	(9)	-	-
Surrenders and other (net)	(118)	(238)	(4)	(45)
Transfers from other divisions or sponsor	10,437	9,336	873	872
Transfers to other divisions or sponsor	(10,307)	(9,710)	(801)	(873)
Net increase (decrease) in net assets resulting from contract transactions	141	(357)	73	25

Net increase (decrease) in net assets	642	97	133	57

Net Assets:
Beginning of period	5,868	5,771	372	315
End of period	$6,510	$5,868	$505	$372

Units issued during the period	4,051	3,894	336	440
Units redeemed during the period	(4,004)	(3,913)	(309)	(430)
Net units issued (redeemed) during period	47	(19)	27	10

	Inflation Protection Division		High Yield Bond Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019

Operations:
Net investment income (loss)	$20	$28	$94	$91
Net realized gains (losses)	5	1	(16)	3
Net change in unrealized appreciation/(depreciation)	88	81	22	148
Net increase (decrease) in net assets resulting from operations	113	110	100	242

Contract Transactions:
Contract owners’ net payments	39	30	21	85
Annuity payments	-	-	-	-
Surrenders and other (net)	(39)	(38)	(91)	(86)
Transfers from other divisions or sponsor	2,043	2,125	2,588	2,757
Transfers to other divisions or sponsor	(2,090)	(2,249)	(2,675)	(2,856)
Net increase (decrease) in net assets resulting from contract transactions	(47)	(132)	(157)	(100)

Net increase (decrease) in net assets	66	(22)	(57)	142

Net Assets:
Beginning of period	1,337	1,359	1,854	1,712
End of period	$1,403	$1,337	$1,797	$1,854

Units issued during the period	1,378	1,697	789	874
Units redeemed during the period	(1,410)	(1,796)	(834)	(902)
Net units issued (redeemed) during period	(32)	(99)	(45)	(28)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

(in thousands)

	Multi-Sector Bond Division		Balanced Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$136	$112	$101	$219
Net realized gains (losses)	(3)	24	956	703
Net change in unrealized appreciation/(depreciation)	93	204	(318)	725
Net increase (decrease) in net assets resulting from operations	226	340	739	1,647

Contract Transactions:
Contract owners’ net payments	48	637	314	424
Annuity payments	(1)	(1)	(7)	(7)
Surrenders and other (net)	(98)	(127)	(3,833)	(2,467)
Transfers from other divisions or sponsor	7,595	4,803	1,427	1,120
Transfers to other divisions or sponsor	(7,041)	(4,950)	(2,280)	(1,279)
Net increase (decrease) in net assets resulting from contract transactions	503	362	(4,379)	(2,209)

Net increase (decrease) in net assets	729	702	(3,640)	(562)

Net Assets:
Beginning of period	3,265	2,563	9,200	9,762
End of period	$3,994	$3,265	$5,560	$9,200

Units issued during the period	3,870	2,823	594	610
Units redeemed during the period	(3,617)	(2,661)	(526)	(864)
Net units issued (redeemed) during period	253	162	68	(254)

	Asset Allocation Division		Fidelity VIP Mid Cap Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019

Operations:
Net investment income (loss)	$9	$7	$5	$5
Net realized gains (losses)	20	37	7	190
Net change in unrealized appreciation/(depreciation)	31	43	370	207
Net increase (decrease) in net assets resulting from operations	60	87	382	402

Contract Transactions:
Contract owners’ net payments	3	5	75	55
Annuity payments	-	-	-	-
Surrenders and other (net)	(8)	(249)	(119)	(67)
Transfers from other divisions or sponsor	505	485	3,122	2,707
Transfers to other divisions or sponsor	(441)	(339)	(3,144)	(2,877)
Net increase (decrease) in net assets resulting from contract transactions	59	(98)	(66)	(182)

Net increase (decrease) in net assets	119	(11)	316	220

Net Assets:
Beginning of period	414	425	2,061	1,841
End of period	$533	$414	$2,377	$2,061

Units issued during the period	185	195	621	526
Units redeemed during the period	(163)	(232)	(615)	(569)
Net units issued (redeemed) during period	22	(37)	6	(43)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

(in thousands)

	Fidelity VIP Contrafund Division		AMT Sustainable Equity Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(6)	$(5)	$2	$-
Net realized gains (losses)	123	357	42	58
Net change in unrealized appreciation/(depreciation)	846	389	102	104
Net increase (decrease) in net assets resulting from operations	963	741	146	162

Contract Transactions:
Contract owners’ net payments	57	86	9	20
Annuity payments	(2)	(2)	-	-
Surrenders and other (net)	(79)	(24)	(5)	(20)
Transfers from other divisions or sponsor	3,856	3,479	1,530	1,527
Transfers to other divisions or sponsor	(3,883)	(3,557)	(1,560)	(1,550)
Net increase (decrease) in net assets resulting from contract transactions	(51)	(18)	(26)	(23)

Net increase (decrease) in net assets	912	723	120	139

Net Assets:
Beginning of period	3,122	2,399	779	640
End of period	$4,034	$3,122	$899	$779

Units issued during the period	1,412	1,534	667	717
Units redeemed during the period	(1,418)	(1,547)	(677)	(727)
Net units issued (redeemed) during period	(6)	(13)	(10)	(10)

	U.S. Strategic Equity Division		U.S. Small Cap Equity Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019

Operations:
Net investment income (loss)	$1	$4	$(1)	$1
Net realized gains (losses)	(3)	23	(1)	(1)
Net change in unrealized appreciation/(depreciation)	98	84	36	24
Net increase (decrease) in net assets resulting from operations	96	111	34	24

Contract Transactions:
Contract owners’ net payments	4	15	52	4
Annuity payments	-	-	-	-
Surrenders and other (net)	(61)	(4)	(2)	(2)
Transfers from other divisions or sponsor	1,033	978	171	144
Transfers to other divisions or sponsor	(1,115)	(1,046)	(164)	(155)
Net increase (decrease) in net assets resulting from contract transactions	(139)	(57)	57	(9)

Net increase (decrease) in net assets	(43)	54	91	15

Net Assets:
Beginning of period	446	392	121	106
End of period	$403	$446	$212	$121

Units issued during the period	395	423	87	52
Units redeemed during the period	(441)	(448)	(64)	(55)
Net units issued (redeemed) during period	(46)	(25)	23	(3)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

(in thousands)

	International Developed Markets Division		Strategic Bond Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$6	$18	$33	$56
Net realized gains (losses)	(13)	(8)	83	37
Net change in unrealized appreciation/(depreciation)	41	128	60	105
Net increase (decrease) in net assets resulting from operations	34	138	176	198

Contract Transactions:
Contract owners’ net payments	13	78	19	100
Annuity payments	-	-	-	-
Surrenders and other (net)	(17)	(15)	(244)	(91)
Transfers from other divisions or sponsor	661	654	6,044	5,984
Transfers to other divisions or sponsor	(724)	(714)	(6,193)	(6,155)
Net increase (decrease) in net assets resulting from contract transactions	(67)	3	(374)	(162)

Net increase (decrease) in net assets	(33)	141	(198)	36

Net Assets:
Beginning of period	852	711	2,393	2,357
End of period	$819	$852	$2,195	$2,393

Units issued during the period	426	448	2,396	2,577
Units redeemed during the period	(465)	(446)	(2,544)	(2,655)
Net units issued (redeemed) during period	(39)	2	(148)	(78)

	Global Real Estate Securities Division		LifePoints Moderate Strategy Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019

Operations:
Net investment income (loss)	$26	$133	$12	$6
Net realized gains (losses)	(74)	5	2	22
Net change in unrealized appreciation/(depreciation)	(132)	376	39	88
Net increase (decrease) in net assets resulting from operations	(180)	514	53	116

Contract Transactions:
Contract owners’ net payments	129	52	5	1
Annuity payments	(1)	(1)	-	-
Surrenders and other (net)	(137)	(74)	(56)	(78)
Transfers from other divisions or sponsor	3,475	3,574	284	530
Transfers to other divisions or sponsor	(3,644)	(3,507)	(293)	(530)
Net increase (decrease) in net assets resulting from contract transactions	(178)	44	(60)	(77)

Net increase (decrease) in net assets	(358)	558	(7)	39

Net Assets:
Beginning of period	2,990	2,432	1,018	979
End of period	$2,632	$2,990	$1,011	$1,018

Units issued during the period	793	753	171	329
Units redeemed during the period	(824)	(742)	(211)	(374)
Net units issued (redeemed) during period	(31)	11	(40)	(45)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

(in thousands)

	LifePoints Balanced Strategy Division		LifePoints Growth Strategy Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019

Operations:
Net investment income (loss)	$11	$19	$8	$(2)
Net realized gains (losses)	(26)	38	22	69
Net change in unrealized appreciation/(depreciation)	92	211	76	113
Net increase (decrease) in net assets resulting from operations	77	268	106	180

Contract Transactions:
Contract owners’ net payments	3	4	6	3
Annuity payments	-	-	-	-
Surrenders and other (net)	(995)	(18)	-	-
Transfers from other divisions or sponsor	524	702	1,419	1,480
Transfers to other divisions or sponsor	(524)	(737)	(1,419)	(1,553)
Net increase (decrease) in net assets resulting from contract transactions	(992)	(49)	6	(70)

Net increase (decrease) in net assets	(915)	219	112	110

Net Assets:
Beginning of period	1,930	1,711	1,192	1,082
End of period	$1,015	$1,930	$1,304	$1,192

Units issued during the period	331	434	924	945
Units redeemed during the period	(901)	(464)	(920)	(989)
Net units issued (redeemed) during period	(570)	(30)	4	(44)

	LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$4	$(7)	$63	$6
Net realized gains (losses)	19	38	(98)	(109)
Net change in unrealized appreciation/(depreciation)	22	72	22	183
Net increase (decrease) in net assets resulting from operations	45	103	(13)	80

Contract Transactions:
Contract owners’ net payments	5	5	17	32
Annuity payments	-	-	1	1
Surrenders and other (net)	-	-	(32)	(51)
Transfers from other divisions or sponsor	18	104	2,320	2,078
Transfers to other divisions or sponsor	(27)	(104)	(2,270)	(2,043)
Net increase (decrease) in net assets resulting from contract transactions	(4)	5	36	17

Net increase (decrease) in net assets	41	108	23	97

Net Assets:
Beginning of period	664	556	1,334	1,237
End of period	$705	$664	$1,357	$1,334

Units issued during the period	14	75	588	499
Units redeemed during the period	(17)	(71)	(578)	(495)
Net units issued (redeemed) during period	(3)	4	12	4

The Accompanying Notes are an Integral Part of these Financial Statements.

Notes to Financial Statements

1.	Organization

Northwestern Mutual Variable Annuity Account C (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual” or “sponsor”) used to fund unallocated group combination variable annuity contracts (“contracts”) to provide retirement annuity benefits for self-employed persons and their eligible employees and individual flexible payment deferred variable annuity contracts (“Network Edition”) of certain eligible persons. Three versions of the contract are currently offered: Front Load contracts with a sales charge up to 4.50% of purchase payments; Simplified Load contracts with an installment fee of $750; and Network Edition contracts with no sales or withdrawal charges.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Funds should be read in conjunction with the financial statements of the Divisions. Each Division of the account indirectly bears exposure to the market, credit and liquidity risks of the Fund in which it invests.

2.	Significant Accounting Policies

A.

Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.

Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2020, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives. Level 2 fair value is determined by other significant observable inputs (including quoted prices for similar securities). Level 3 fair value is determined by significant unobservable inputs (including the Account’s own assumptions in determining fair value). There were no transfers between levels during the year. All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

C.

Investment Income, Securities Transactions and Contract Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. Certain contracts are eligible to receive contract dividends from Northwestern Mutual. Any contract dividends reinvested in the Account are reflected in Contract owners’ net payments in the accompanying financial statements.

D.

Due to Participants – Upon notification of death of the contract owner or maturity of a contract, a liability is recorded and is included in Due to Participants in the accompanying financial statements. This liability is identified as Level 1 for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification.

E.

Annuity Reserves – Annuity reserves represent the present value of all future payments on current variable income plans and are represented as annuity reserves in the statements of assets and liabilities. Such reserves are determined by the Actuarial Department of Northwestern Mutual. Annuity reserves are based on published annuity tables with age adjustment and interest based on actual investment experience and assumed investment rates of 3.50% or 5.00%. For those contract holders that elect a fixed income plan option, the values accumulated are transferred out of the Account to the sponsor and all related payouts are funded by Northwestern Mutual.

F.

Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The operations of the Account are included in Northwestern Mutual’s consolidated income tax return. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2020 were as follows (amounts in thousands):

Fund Name	Purchases	Sales
Growth Stock Division	$300	$222
Focused Appreciation Division	545	413
Large Cap Core Stock Division	224	82
Large Cap Blend Division	60	70
Index 500 Stock Division	1,884	1,368
Large Company Value Division	145	70
Domestic Equity Division	318	826
Equity Income Division	528	384
Mid Cap Growth Stock Division	256	391
Index 400 Stock Division	793	357
Mid Cap Value Division	165	103
Small Cap Growth Stock Division	188	167
Index 600 Stock Division	684	217
Small Cap Value Division	197	221
International Growth Division	319	435
Research International Core Division	273	378
International Equity Division	656	643
Emerging Markets Equity Division	485	415
Government Money Market Division	2,535	1,053

Notes to Financial Statements

Fund Name	Purchases	Sales
Short-Term Bond Division	$294	$288
Select Bond Division	978	699
Long-Term U.S. Government Bond Division	172	71
Inflation Protection Bond Division	219	246
High Yield Bond Division	215	282
Multi-Sector Bond Division	1,030	386
Balanced Division	913	5,014
Asset Allocation Division	98	10
Fidelity VIP Mid Cap Division	201	281
Fidelity VIP Contrafund Division	377	416
AMT Sustainable Equity Division	85	76
U.S. Strategic Equity Division	31	165
U.S. Small Cap Equity Division	87	28
International Developed Markets Division	51	111
Strategic Bond Division	342	613
Global Real Estate Securities Division	387	552
LifePoints Moderate Strategy Division	37	86
LifePoints Balanced Strategy Division	51	1,004
LifePoints Growth Strategy Division	43	10
LifePoints Equity Growth Strategy Division	34	16
Credit Suisse Trust Commodity Return Strategy Division	318	221

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981 or beginning May 1, 1984 and prior to January 6, 1992 there is no deduction for mortality and expense risks. For those contracts issued beginning May 1, 1984 and prior to January 6, 1992 the rates may be increased by the Board of Trustees of Northwestern Mutual, not to exceed a 0.25% annual rate.

There are no contracts outstanding that were issued on or after December 17, 1981 and prior to May 1, 1984.

For contracts issued on or after January 6, 1992, for the Front Load version and the Simplified Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.65% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 1.00% and 1.50% annual rates, respectively.

For Network Edition contracts issued on or after October 16, 2006, the deduction for mortality and expense risks is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed 0.75% annual rate.

5.	COVID-19

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Account’s investments. Because of the uncertainties regarding the impact of COVID-19 on the global economy, and business operations, and securities markets, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Account and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a% of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
Growth Stock Division
2020	164	$3.604955	to	$130.365531	$880	0.67%	0.35% to 1.25%	33.30%		to	34.97%
2019	136	2.680241	to	96.585761	707	0.67	0.35 to 1.25	28.08	(2)	to	29.68
2018	158	2.073988	to	74.477290	757	0.67	0.35 to 1.25	0.00		to	1.26
2017	194	2.055452	to	73.551913	893	0.68	0.35 to 1.25	22.73		to	24.27
2016	282	1.625579	to	57.763945	1,319	0.82	0.35 to 1.25	1.20		to	2.47
Focused Appreciation Division
2020	424	$7.321217	to	$91.289389	$3,729	0.54%	0.35% to 1.25%	30.90%		to	32.55%
2019	429	5.593023	to	68.873586	2,858	0.62	0.35 to 1.25	30.33		to	31.97
2018	430	4.291278	to	52.188290	2,176	0.49	0.35 to 1.25	(3.55)		to	(2.34)
2017	424	4.449605	to	53.438372	2,222	0.76	0.35 to 1.25	31.97		to	33.62
2016	480	3.371663	to	39.992151	1,873	0.24	0.35 to 1.25	4.56		to	5.87
Large Cap Core Stock Division
2020	195	$2.793028	to	$80.301917	$661	1.23%	0.35% to 1.25%	21.21%		to	22.74%
2019	137	2.283558	to	65.424142	406	1.22	0.35 to 1.25	29.56		to	31.19
2018	137	1.746744	to	49.869208	313	1.46	0.35 to 1.25	(7.20)		to	(6.04)
2017	189	1.865558	to	53.073917	462	1.43	0.35 to 1.25	23.33		to	24.87
2016	243	1.499245	to	42.503832	594	1.52	0.35 to 1.25	6.24		to	7.57
Large Cap Blend Division
2020	229	$1.971217	to	$23.385328	$519	5.26%	0.35% to 1.25%	8.68%		to	10.05%
2019	244	1.813711	to	21.249241	503	1.11	0.35 to 1.25	22.43		to	23.97
2018	269	1.481405	to	17.140701	447	0.76	0.35 to 1.25	(5.20)		to	(4.00)
2017	297	1.562708	to	17.855817	517	0.86	0.35 to 1.25	17.55		to	19.02
2016	316	1.329366	to	15.001832	461	1.05	0.35 to 1.25	12.57		to	13.99
Index 500 Stock Division
2020	2,495	$3.495577	to	$210.492951	$11,479	1.65%	0.35% to 1.25%	16.71%		to	18.18%
2019	2,400	2.968210	to	178.109105	9,591	1.60	0.35 to 1.25	29.55		to	31.18
2018	2,205	2.270665	to	135.776139	7,066	1.60	0.35 to 1.25	(5.76)		to	(4.58)
2017	2,258	2.387940	to	142.286114	7,929	1.71	0.35 to 1.25	20.01		to	21.52
2016	2,277	1.971995	to	117.092375	7,172	1.73	0.35 to 1.25	10.35		to	11.73
Large Company Value Division
2020	255	$1.737445	to	$20.613433	$511	2.16%	0.35% to 1.25%	1.36%		to	2.64%
2019	226	1.714135	to	20.083819	445	2.24	0.35 to 1.25	26.08		to	27.66
2018	208	1.359607	to	15.732361	322	1.59	0.35 to 1.25	(9.07)		to	(7.92)
2017	255	1.495275	to	17.086312	429	2.05	0.35 to 1.25	9.72		to	11.10
2016	253	1.362750	to	15.379433	385	1.78	0.35 to 1.25	13.93		to	15.36
Domestic Equity Division
2020	575	$2.782499	to	$35.463950	$1,902	2.19%	0.35% to 1.25%	(0.52	) %	to	0.73%
2019	735	2.797166	to	35.207252	2,422	1.77	0.35 to 1.25	19.27		to	20.77
2018	610	2.345210	to	29.152607	1,659	1.79	0.35 to 1.25	(4.02)		to	(2.81)
2017	745	2.443559	to	29.996128	2,059	1.62	0.35 to 1.25	12.37		to	13.78
2016	745	2.174598	to	26.364364	1,814	1.79	0.35 to 1.25	13.55		to	14.98
Equity Income Division
2020	577	$3.284293	to	$40.954303	$2,217	4.82%	0.35% to 1.25%	(0.06	) %	to	1.20%
2019	567	3.286138	to	40.467475	2,163	2.30	0.35 to 1.25	25.04		to	26.61
2018	612	2.627977	to	31.961107	1,846	2.07	0.35 to 1.25	(10.47)		to	(9.35)
2017	590	2.935634	to	35.257091	1,980	2.24	0.35 to 1.25	14.81		to	16.24
2016	632	2.557036	to	30.330455	1,829	2.02	0.35 to 1.25	17.69		to	19.17
(1)Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a% of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
Mid Cap Growth Stock Division
2020	230	$2.727520	to	$193.811117	$1,486	0.29%	0.35% to 1.25%	23.85%	to	25.41%
2019	231	2.182501	to	154.540637	1,347	0.18	0.35 to 1.25	31.36	to	33.01
2018	278	1.646579	to	116.184426	1,179	0.13	0.35 to 1.25	(8.53)	to	(7.38)
2017	295	1.784051	to	125.441587	1,412	0.22	0.35 to 1.25	18.80	to	20.29
2016	376	1.488328	to	104.283373	1,724	0.13	0.35 to 1.25	(0.42)	to	0.83
Index 400 Stock Division
2020	551	$5.648868	to	$75.180406	$3,203	1.39%	0.35% to 1.25%	11.96%	to	13.37%
2019	498	5.000182	to	66.313755	2,571	1.21	0.35 to 1.25	24.32	to	25.88
2018	447	3.985981	to	52.678316	1,848	1.11	0.35 to 1.25	(12.43)	to	(11.33)
2017	438	4.511315	to	59.411237	2,043	1.08	0.35 to 1.25	14.52	to	15.96
2016	451	3.904075	to	51.235085	1,839	1.17	0.35 to 1.25	18.89	to	20.38
Mid Cap Value Division
2020	248	$4.017711	to	$50.098747	$1,200	1.90%	0.35% to 1.25%	0.40%	to	1.67%
2019	235	4.001596	to	49.276848	1,126	1.61	0.35 to 1.25	27.60	to	29.21
2018	237	3.135936	to	38.138006	885	1.64	0.35 to 1.25	(13.93)	to	(12.85)
2017	231	3.643868	to	43.762109	1,004	1.40	0.35 to 1.25	10.43	to	11.81
2016	262	3.299810	to	39.139970	1,011	1.71	0.35 to 1.25	21.70	to	23.23
Small Cap Growth Stock Division
2020	244	$4.305002	to	$104.149054	$1,226	0.11%	0.35% to 1.25%	31.81%	to	33.47%
2019	264	3.236751	to	78.030714	966	0.10	0.35 to 1.25	34.01	to	35.69
2018	258	2.393724	to	57.505467	703	0.00	0.35 to 1.25	(12.80)	to	(11.71)
2017	283	2.720661	to	65.129570	945	0.11	0.35 to 1.25	20.10	to	21.61
2016	279	2.245084	to	53.557262	813	0.23	0.35 to 1.25	10.86	to	12.25
Index 600 Stock Division
2020	640	$2.561959	to	$30.394793	$1,896	1.83%	0.35% to 1.25%	9.55%	to	10.93%
2019	491	2.338584	to	27.399696	1,328	0.25	0.35 to 1.25	20.92	to	22.44
2018	460	1.934012	to	22.378619	1,021	1.36	0.35 to 1.25	(9.91)	to	(8.78)
2017	438	2.146980	to	24.532713	1,083	1.91	0.35 to 1.25	11.53	to	12.93
2016	403	1.925007	to	21.724279	891	0.59	0.35 to 1.25	24.56	to	26.12
Small Cap Value Division
2020	220	$4.492731	to	$57.260960	$1,185	0.52%	0.35% to 1.25%	7.93%	to	9.29%
2019	219	4.162762	to	52.395678	1,149	0.48	0.35 to 1.25	24.33	to	25.89
2018	220	3.348176	to	41.620093	919	0.50	0.35 to 1.25	(13.81)	to	(12.73)
2017	297	3.885050	to	47.690780	1,378	0.80	0.35 to 1.25	10.27	to	11.65
2016	340	3.523164	to	42.713658	1,396	0.92	0.35 to 1.25	30.75	to	32.39
International Growth Division
2020	626	$2.676266	to	$34.110132	$2,070	1.62%	0.35% to 1.25%	16.44%	to	17.91%
2019	657	2.298310	to	28.928599	1,930	1.22	0.35 to 1.25	33.13	to	34.80
2018	589	1.726341	to	21.459907	1,300	1.45	0.35 to 1.25	(12.38)	to	(11.28)
2017	494	1.970410	to	24.188049	1,285	1.31	0.35 to 1.25	28.42	to	30.03
2016	447	1.534322	to	18.601991	907	1.18	0.35 to 1.25	(4.60)	to	(3.41)
Research International Core Division
2020	1,138	$1.355712	to	$16.084924	$1,767	2.14%	0.35% to 1.25%	12.05%	to	13.46%
2019	1,272	1.209890	to	14.176293	1,745	1.69	0.35 to 1.25	26.66	to	28.25
2018	1,215	0.955206	to	11.053328	1,296	1.71	0.35 to 1.25	(14.73)	to	(13.66)
2017	1,021	1.120355	to	12.802534	1,269	1.67	0.35 to 1.25	26.62	to	28.21
2016	956	0.884785	to	9.985604	930	1.80	0.35 to 1.25	(2.35)	to	(1.12)

(1)Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a% of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
International Equity Division
2020	1,713	$2.075812	to	$5.647675	$3,916	3.58%	0.35% to 1.25%	(3.92)%	to	(2.71)%
2019	1,736	2.141147	to	5.804990	4,105	2.54	0.35 to 1.25	11.20	to	12.60
2018	1,662	1.908282	to	5.155553	3,560	2.52	0.35 to 1.25	(16.46)	to	(15.41)
2017	1,723	2.263791	to	6.094491	4,449	2.32	0.35 to 1.25	20.78	to	22.30
2016	1,770	1.857558	to	4.983406	3,886	2.17	0.35 to 1.25	1.62	to	2.89
Emerging Markets Equity Division
2020	2,101	$1.375728	to	$16.321818	$3,277	2.28%	0.35% to 1.25%	25.28%	to	26.86%
2019	2,055	1.098154	to	12.866468	2,537	1.12	0.35 to 1.25	19.10	to	20.60
2018	1,971	0.922016	to	10.668771	2,024	1.40	0.35 to 1.25	(14.83)	to	(13.75)
2017	1,741	1.082576	to	12.370178	2,079	0.94	0.35 to 1.25	26.26	to	27.84
2016	1,615	0.857413	to	9.676365	1,514	0.74	0.35 to 1.25	7.71	to	9.06
Government Money Market Division
2020	1,183	$1.293416	to	$43.480109	$2,419	0.19%	0.35% to 1.25%	(0.94)%	to	0.31%
2019	662	1.293907	to	43.345856	938	1.98	0.35 to 1.25	0.67	to	1.94
2018	934	1.273783	to	42.522150	1,334	1.57	0.35 to 1.25	0.27	to	1.53
2017	1,071	1.258833	to	41.875417	1,630	0.60	0.35 to 1.25	(0.65)	to	0.60
2016	1,063	1.255717	to	41.625993	1,574	0.12	0.35 to 1.25	(1.11)	to	0.13
Short-Term Bond Division
2020	921	$1.176335	to	$13.954768	$1,259	2.28%	0.35% to 1.25%	3.00%	to	4.29%
2019	933	1.142089	to	13.380170	1,230	1.48	0.35 to 1.25	3.09	to	4.38
2018	1,015	1.107847	to	12.818134	1,279	1.59	0.35 to 1.25	0.09	to	1.36
2017	876	1.106873	to	12.646732	1,119	1.33	0.35 to 1.25	0.07	to	1.33
2016	842	1.106066	to	12.481062	1,070	1.17	0.35 to 1.25	0.41	to	1.67
Select Bond Division
2020	2,188	$2.723858	to	$268.089237	$6,510	2.75%	0.35% to 1.25%	7.63%	to	8.98%
2019	2,141	2.508203	to	245.997917	5,868	2.75	0.35 to 1.25	7.30	to	8.65
2018	2,160	2.316621	to	226.413644	5,771	2.25	0.35 to 1.25	(1.45)	to	(0.21)
2017	2,146	2.329757	to	226.897252	5,552	2.09	0.35 to 1.25	2.30	to	3.58
2016	2,033	2.257031	to	219.047810	5,140	1.96	0.35 to 1.25	1.78	to	3.06
Long-Term U.S. Government Bond Division
2020	198	$2.268738	to	$26.913884	$505	1.47%	0.35% to 1.25%	15.91%	to	17.37%
2019	171	1.957302	to	22.930587	372	2.77	0.35 to 1.25	11.76	to	13.17
2018	161	1.751302	to	20.262648	315	1.96	0.35 to 1.25	(3.26)	to	(2.04)
2017	188	1.810437	to	20.685508	377	2.02	0.35 to 1.25	6.94	to	8.28
2016	204	1.693000	to	19.104481	372	1.79	0.35 to 1.25	(0.17)	to	1.09
Inflation Protection Division
2020	831	$1.445291	to	$17.146141	$1,403	1.99%	0.35% to 1.25%	8.21%	to	9.57%
2019	863	1.335651	to	15.648347	1,337	2.55	0.35 to 1.25	7.67	to	9.02
2018	962	1.240557	to	14.354000	1,359	2.10	0.35 to 1.25	(3.82)	to	(2.61)
2017	854	1.289916	to	14.738894	1,267	0.68	0.35 to 1.25	2.30	to	3.58
2016	799	1.260965	to	14.229840	1,153	1.20	0.35 to 1.25	3.39	to	4.68
High Yield Bond Division
2020	480	$3.658289	to	$63.375613	$1,797	5.84%	0.35% to 1.25%	5.32%	to	6.64%
2019	525	3.442495	to	59.428074	1,854	5.50	0.35 to 1.25	13.54	to	14.97
2018	553	3.004797	to	51.690668	1,712	5.33	0.35 to 1.25	(3.91)	to	(2.71)
2017	558	3.099311	to	53.128855	1,756	5.53	0.35 to 1.25	5.56	to	6.88
2016	524	2.909902	to	49.707921	1,550	5.32	0.35 to 1.25	13.17	to	14.60

(1)Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a% of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
Multi-Sector Bond Division
2020	1,866	$1.891030	to	$22.433485	$3,994	4.15%	0.35% to 1.25%	4.81%	to	6.13%
2019	1,613	1.804270	to	21.138053	3,265	4.53	0.35 to 1.25	12.63	to	14.04
2018	1,451	1.602009	to	18.535667	2,563	3.15	0.35 to 1.25	(2.53)	to	(1.30)
2017	1,159	1.643634	to	18.780164	2,122	3.83	0.35 to 1.25	7.04	to	8.38
2016	1,151	1.535492	to	17.327635	1,943	4.41	0.35 to 1.25	9.71	to	11.09
Balanced Division
2020	916	$2.689434	to	$277.610210	$5,560	1.64%	0.35% to 1.25%	11.09%	to	12.49%
2019	848	2.399220	to	246.784874	9,200	2.31	0.35 to 1.25	16.46	to	17.92
2018	1,102	2.041719	to	209.277798	9,762	2.38	0.35 to 1.25	(4.65)	to	(3.45)
2017	1,138	2.122194	to	216.761163	11,453	2.14	0.35 to 1.25	10.60	to	11.98
2016	1,457	1.901714	to	193.563662	11,982	2.26	0.35 to 1.25	5.26	to	6.58
Asset Allocation Division
2020	172	$2.589358	to	$33.001529	$533	2.36%	0.35% to 1.25%	12.02%	to	13.43%
2019	150	2.311468	to	29.093477	414	1.87	0.35 to 1.25	19.58	to	21.08
2018	187	1.932994	to	24.028105	425	1.99	0.35 to 1.25	(6.06)	to	(4.88)
2017	183	2.057749	to	25.259678	442	2.00	0.35 to 1.25	13.45	to	14.87
2016	389	1.813730	to	21.988973	812	2.37	0.35 to 1.25	6.45	to	7.79
Fidelity VIP Mid Cap Division
2020	360	$5.650379	to	$70.458211	$2,377	0.62%	0.35% to 1.25%	16.60%	to	18.07%
2019	354	4.846019	to	59.676525	2,061	0.67	0.35 to 1.25	21.64	to	23.17
2018	397	3.983763	to	48.449732	1,841	0.41	0.35 to 1.25	(15.83)	to	(14.77)
2017	407	4.733325	to	56.847028	2,227	0.49	0.35 to 1.25	19.05	to	20.54
2016	407	3.976053	to	47.161926	1,851	0.32	0.35 to 1.25	10.53	to	11.92
Fidelity VIP Contrafund Division
2020	1,161	$2.969929	to	$35.233871	$4,034	0.21%	0.35% to 1.25%	28.83%	to	30.46%
2019	1,167	2.305232	to	27.008170	3,122	0.22	0.35 to 1.25	29.65	to	31.27
2018	1,180	1.778089	to	20.573795	2,399	0.44	0.35 to 1.25	(7.80)	to	(6.64)
2017	1,133	1.928613	to	22.036922	2,495	0.78	0.35 to 1.25	20.08	to	21.59
2016	1,138	1.606056	to	18.124509	2,065	0.64	0.35 to 1.25	6.39	to	7.73
AMT Sustainable Equity Division
2020	313	$2.521165	to	$29.909730	$899	0.62%	0.35% to 1.25%	18.07%	to	19.56%
2019	323	2.135226	to	25.016087	779	0.41	0.35 to 1.25	24.32	to	25.88
2018	333	1.717474	to	19.872228	11,744	0.51	0.35 to 1.25	(6.89)	to	(5.72)
2017	317	1.844614	to	21.076980	12,719	0.52	0.35 to 1.25	16.96	to	18.43
2016	319	1.577073	to	17.797220	9,808	0.70	0.35 to 1.25	8.50	to	9.86
U.S. Strategic Equity Division
2020	125	$2.715036	to	$35.592905	$403	0.47%	0.35% to 1.25%	22.30%	to	23.84%
2019	171	2.220002	to	28.741505	446	1.07	0.35 to 1.25	28.65	to	30.26
2018	196	1.725623	to	22.064057	392	1.15	0.35 to 1.25	(10.76)	to	(9.64)
2017	297	1.933892	to	24.418364	629	1.03	0.35 to 1.25	19.30	to	20.80
2016	319	1.620995	to	20.214494	565	1.03	0.35 to 1.25	9.26	to	10.64
U.S. Small Cap Equity Division
2020	63	$3.214751	to	$42.144292	$212	0.05%	0.35% to 1.25%	11.30%	to	12.70%
2019	40	2.888359	to	37.394611	121	0.56	0.35 to 1.25	21.54	to	23.07
2018	43	2.376428	to	30.385277	106	0.47	0.35 to 1.25	(13.07)	to	(11.97)
2017	43	2.733797	to	34.518205	120	0.18	0.35 to 1.25	14.05	to	15.48
2016	34	2.397005	to	29.891437	84	0.83	0.35 to 1.25	17.19	to	18.66

(1)Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a% of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
International Developed Markets Division
2020	435	$1.835201	to	$24.058667	$819	1.23%	0.35% to 1.25%	3.77%	to	5.08%
2019	474	1.768556	to	22.896522	852	2.66	0.35 to 1.25	18.24	to	19.72
2018	472	1.495765	to	19.124827	711	1.78	0.35 to 1.25	(15.93)	to	(14.87)
2017	380	1.768232	to	22.466466	677	2.68	0.35 to 1.25	23.43	to	24.98
2016	372	1.419813	to	17.976751	530	3.23	0.35 to 1.25	1.09	to	2.36
Strategic Bond Division
2020	808	$2.230428	to	$29.237785	$2,195	1.83%	0.35% to 1.25%	7.09%	to	8.43%
2019	956	2.082855	to	26.963899	2,393	2.76	0.35 to 1.25	7.84	to	9.19
2018	1,034	1.931442	to	24.693685	2,357	2.11	0.35 to 1.25	(2.04)	to	(0.81)
2017	933	1.971861	to	24.895915	2,203	1.35	0.35 to 1.25	2.58	to	3.86
2016	860	1.922321	to	23.970161	1,968	1.62	0.35 to 1.25	1.82	to	3.10
Global Real Estate Securities Division
2020	531	$4.277349	to	$56.074809	$2,632	1.52%	0.35% to 1.25%	(6.36)%	to	(5.18)%
2019	562	4.567716	to	59.135972	2,990	5.16	0.35 to 1.25	20.13	to	21.64
2018	551	3.802249	to	48.615288	2,432	4.48	0.35 to 1.25	(6.90)	to	(5.73)
2017	527	4.084164	to	51.568102	2,483	3.69	0.35 to 1.25	10.42	to	11.80
2016	514	3.698741	to	46.124107	2,179	4.58	0.35 to 1.25	1.74	to	3.02
LifePoints Moderate Strategy Division
2020	588	$1.588894	to	$18.849922	$1,011	2.03%	0.35% to 1.25%	5.08%	to	6.40%
2019	628	1.512123	to	17.716081	1,018	1.19	0.35 to 1.25	11.15	to	12.54
2018	673	1.360492	to	15.741887	979	4.49	0.35 to 1.25	(6.10)	to	(4.92)
2017	675	1.449028	to	16.557145	1,040	2.35	0.35 to 1.25	8.53	to	9.88
2016	450	1.335201	to	15.067752	631	4.01	0.35 to 1.25	6.41	to	7.75
LifePoints Balanced Strategy Division
2020	585	$1.629523	to	$19.332571	$1,015	2.15%	0.35% to 1.25%	6.31%	to	7.65%
2019	1,155	1.532773	to	17.958473	1,930	1.57	0.35 to 1.25	15.01	to	16.45
2018	1,185	1.332766	to	15.421524	1,711	5.48	0.35 to 1.25	(7.95)	to	(6.80)
2017	1,207	1.448010	to	16.545882	1,884	2.35	0.35 to 1.25	10.61	to	12.00
2016	1,232	1.309079	to	14.773443	1,730	3.32	0.35 to 1.25	7.70	to	9.05
LifePoints Growth Strategy Division
2020	773	$1.609785	to	$19.098502	$1,304	1.62%	0.35% to 1.25%	8.38%	to	9.75%
2019	769	1.485265	to	17.402048	1,192	0.71	0.35 to 1.25	16.60	to	18.06
2018	813	1.273823	to	14.739598	1,082	5.00	0.35 to 1.25	(9.19)	to	(8.05)
2017	821	1.402805	to	16.029490	1,202	3.16	0.35 to 1.25	14.22	to	15.65
2016	774	1.228131	to	13.860030	989	2.95	0.35 to 1.25	8.36	to	9.73
LifePoints Equity Growth Strategy Division
2020	467	$1.509990	to	$17.914598	$705	2.07%	0.35% to 1.25%	6.91%	to	8.26%
2019	470	1.412370	to	16.548015	664	0.23	0.35 to 1.25	18.60	to	20.09
2018	466	1.190878	to	13.779890	556	4.56	0.35 to 1.25	(10.58)	to	(9.45)
2017	518	1.331848	to	15.218716	691	3.40	0.35 to 1.25	16.10	to	17.55
2016	465	1.147180	to	12.946453	535	2.96	0.35 to 1.25	9.47	to	10.85
Credit Suisse Trust Commodity Return Strategy Division
2020	302	$4.128458	to	$4.659188	$1,357	5.59%	0.35% to 1.25%	(2.71)%	to	(1.48)%
2019	290	4.243255	to	4.729147	1,334	0.89	0.35 to 1.25	5.37	to	6.69
2018	286	4.027153	to	4.432602	1,237	2.43	0.35 to 1.25	(12.75)	to	(11.66)
2017	199	4.616153	to	5.017461	973	8.77	0.35 to 1.25	0.26	to	1.52
2016	180	4.604145	to	4.942479	873	0.00	0.35 to 1.25	10.63	to	12.02

(1)Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

The Northwestern Mutual

Life Insurance Company

Financial Statements and

Supplementary Information

December 31, 2020, 2019 and 2018

Report of Independent Auditors

To the Board of Trustees of

The Northwestern Mutual Life Insurance Company

We have audited the accompanying statutory financial statements of The Northwestern Mutual Life Insurance Company (the “Company”), which comprise the statutory statements of financial position as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in surplus and cash flows for each of the three years in the period ended December 31, 2020.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin described in Note 1.

Milwaukee, Wisconsin

February 15, 2021

The Northwestern Mutual Life Insurance Company

Statements of Financial Position

(in millions)

	December 31,
	2020	2019

Assets:
Bonds	$166,324	$159,760
Mortgage loans	41,568	39,771
Policy loans	17,686	17,829
Common and preferred stocks	5,083	4,677
Real estate	2,959	2,872
Other investments	24,942	20,962
Cash and short-term investments	3,239	2,408

Total investments	261,801	248,279

Due and accrued investment income	2,522	2,057
Net deferred tax assets	2,305	1,609
Deferred premium and other assets	3,692	3,541
Separate account assets	38,447	34,832

Total assets	$308,767	$290,318

Liabilities and surplus:
Policy benefit reserves	$222,225	$211,100
Policyowner dividends payable	6,220	5,995
Interest maintenance reserve	2,355	979
Asset valuation reserve	7,362	6,203
Income taxes payable	231	129
Other liabilities	6,970	6,864
Separate account liabilities	38,447	34,832

Total liabilities	283,810	266,102

Surplus:
Surplus notes	3,573	3,568
Unassigned surplus	21,384	20,648

Total surplus	24,957	24,216

Total liabilities and surplus	$308,767	$290,318

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Operations

(in millions)

	For the years ended
	December 31,

	2020	2019	2018

Revenue:
Premiums	$19,323	$19,010	$18,036
Net investment income	11,078	10,149	9,791
Other income	723	696	655

Total revenue	31,124	29,855	28,482

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	11,736	11,515	11,436
Net additions to policy benefit reserves	9,527	9,451	8,079
Net transfers from separate accounts	(680)	(783)	(497)

Total benefits	20,583	20,183	19,018

Commissions and operating expenses	3,502	3,306	3,230

Total benefits and expenses	24,085	23,489	22,248

Gain from operations before dividends and taxes	7,039	6,366	6,234

Policyowner dividends	6,235	5,999	5,634

Gain from operations before taxes	804	367	600
Income tax expense (benefit)	277	(199)	(159)

Net gain from operations	527	566	759
Net realized capital (losses) gains	(102)	702	24

Net income	$425	$1,268	$783

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Changes in Surplus

(in millions)

	For the years ended

	December 31,
	2020	2019	2018

Beginning of year balance	$24,216	$22,134	$20,851

Net income	425	1,268	783

Change in net unrealized capital gains and losses	799	1,141	(126)

Change in net deferred tax assets	807	(130)	(76)

Change in nonadmitted assets	228	(143)	169

Change in asset valuation reserve	(1,159)	(1,606)	(263)

Change in surplus notes	5	620	-

Other surplus changes	(364)	932	796

Net increase in surplus	741	2,082	1,283

End of year balance	$24,957	$24,216	$22,134

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Cash Flows

(in millions)

	For the years ended December 31,
	2020	2019	2018

Cash flows from operating activities:
Premiums and other income received	$13,808	$13,864	$13,252
Investment income received	10,036	9,518	9,202
Benefit and dividend payments to policyowners and beneficiaries	(10,537)	(10,660)	(10,513)
Net transfers from separate accounts	664	770	496
Commissions, expenses and taxes paid	(3,809)	(3,268)	(2,699)

Net cash provided by operating activities	10,162	10,224	9,738

Cash flows used in investing activities:
Proceeds from investments sold or matured:
Bonds	60,747	41,841	33,279
Mortgage loans	3,301	3,078	3,167
Common and preferred stocks	4,046	5,461	4,886
Real estate	468	941	23
Other investments	3,063	2,235	2,831

Subtotal proceeds from investments	71,625	53,556	44,186

Cost of investments acquired:
Bonds	(64,976)	(47,219)	(40,797)
Mortgage loans	(5,008)	(6,048)	(4,314)
Common and preferred stocks	(4,075)	(3,832)	(4,857)
Real estate	(478)	(841)	(168)
Other investments	(7,537)	(5,634)	(4,515)

Subtotal cost of investments acquired	(82,074)	(63,574)	(54,651)

Net inflows of policy loans	492	168	35

Net cash applied to investing activities	(9,957)	(9,850)	(10,430)

Cash flows from financing and miscellaneous sources:
Surplus notes issuance	-	596	-
Net inflows (outflows) on deposit-type contracts	724	(232)	(350)
Other cash (applied) provided	(98)	(229)	472

Net cash provided by financing and miscellaneous sources	626	135	122

Net increase (decrease) in cash and short-term investments	831	509	(570)

Cash and short-term investments, beginning of year	2,408	1,899	2,469

Cash and short-term investments, end of year	$3,239	$2,408	$1,899

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Cash Flows (supplemental)

(in millions)

	For the years ended
	December 31,
	2020	2019	2018

Supplemental disclosures of cash flow information

Non-cash operating, investing and financing and miscellaneous sources not included in the statements of cash flows:

Operating:
Dividends used to pay premiums and loans	$5,779	$5,453	$5,149
Capitalized interest and payment in-kind investment income	895	870	776
Other policyowner contract activity	268	245	226
Employee benefit and compensation plan expenses	100	155	128

Investing:
Bond refinancings and exchanges	3,652	13,075	2,116
Mortgage loan refinancings and transfers	520	731	1,377
Net policy loan activity	285	316	295
Other invested asset exchanges	163	270	103
Common stock exchanges	22	105	144
Net premium loan activity	113	125	139
Net asset transfers with affiliated entities	434	199	138

Financing and Miscellaneous:
Deposit-type contract deposits and interest credited	556	505	391
Surplus note exchange	5	24	-

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

1.	Basis of Presentation

The accompanying statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company (the Company). The Company offers life, annuity and disability insurance products to the personal, business and estate markets throughout the United States of America.

In March 2020, the World Health Organization declared COVID-19, the disease caused by the novel coronavirus, a pandemic. The impact of COVID-19 has not significantly affected the Company’s financial results during 2020. The economic environment and other potential impacts of COVID-19 will continue to be monitored by the Company.

As part of an affiliated reinsurance agreement, the Company assumes the risks associated with the long-term care policies issued by its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (NLTC). See Note 9 for more information regarding reinsurance and its impacts on the Company’s financial statements.

These financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting or SAP), which are based on the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (NAIC). Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with U.S. generally accepted accounting principles (GAAP), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) most bond and preferred stock investments are reported at fair value, (3) policy benefit reserves are established using different actuarial methods and assumptions, (4) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statements of operations, are defined differently, (5) majority-owned subsidiaries are consolidated, (6) changes in deferred taxes are reported as a component of net income, (7) no deferral of realized investment gains and losses is permitted and (8) “nonadmitted” assets, required for the statutory basis of accounting, are included in total assets. The effects on the Company’s financial statements attributable to the differences between the statutory basis of accounting and GAAP are material.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires the Company to make estimates or assumptions about the future that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the annual periods presented. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 3, 4 and 14 regarding the statement value and fair value of the Company’s investments in bonds, mortgage loans, common and preferred stocks, real estate and other investments, including derivative instruments.

Policy Loans

Policy loans represent amounts borrowed from the Company by life insurance and annuity policyowners, secured by the cash value of the related policies. Policy loans earn interest at either a fixed or variable rate, based on either an election that is made by the policyowner when applying for their policy or, for certain policies, as specified by the contract. If a variable rate is elected or specified by the contract, the rate will be reset annually. Policy loans are reported at the unpaid principal balance, which approximates fair value.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Cash and Short-term Investments

Short-term investments include securities that had maturities of one year or less at purchase, primarily money market funds and short-term commercial paper. These investments are reported at amortized cost, which approximates fair value.

Separate Accounts

Separate account assets and related reserve liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products, as well as a group annuity separate account used to fund certain of the Company’s employee and financial representative benefit plan obligations. All separate account assets are legally insulated from claims by the Company’s general account policyowners and creditors. Variable product policyowners bear the investment performance risk associated with these products. Separate account assets related to variable products are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in fixed-rate investment options, which are supported by the assets held in the Company’s general account. Separate account assets are generally reported at fair value primarily based on quoted market prices for the underlying investment securities. See Note 7 and Note 14 for more information regarding the Company’s separate accounts and Note 8 for more information regarding the Company’s employee and financial representative benefit plans.

Policy Benefit Reserves

Policy benefit reserves generally represent the net present value of future policy benefits less future policy premiums, calculated using actuarial methods, mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (OCI). These actuarial tables and methods include assumptions regarding future mortality and morbidity experience. Actual future experience could differ from the assumptions used to make these reserve estimates. Deposit funds, which include liabilities for funding agreements, supplementary contracts and income annuities without life contingencies, and amounts left on deposit with the Company by beneficiaries or policyowners, are also included within policy benefit reserves. See Note 5 and Note 14 for more information regarding the Company’s policy benefit reserves.

Policyowner Dividends

All life and disability insurance policies and certain annuity policies issued by the Company are participating. All long-term care insurance policies issued by NLTC are also participating. Annually, the Company’s Board of Trustees (at its discretion) approves the amount and allocation, if any, of dividends among groups of policies issued by the Company, based on management’s recommendation. The payment of dividends on any particular policy is not guaranteed. Dividends are accrued and charged to operations when approved. The liability for policyowner dividends includes the estimated amount of annual and termination dividends. Termination dividends are additional dividends payable on whole life policies upon surrender, maturity or, for policies issued in one state, death. Depending on the type of policy they own, participating policyowners generally have the option to receive their dividends in cash, or use them as follows: reduce future premiums due, purchase additional insurance benefits, repay policy loans, or leave them on deposit with the Company to accumulate interest. Dividends used by policyowners to purchase additional insurance benefits or pay premiums are reported as premiums in the statements of operations but are not included in premiums received or benefit and dividend payments to policyowners and beneficiaries in the statements of cash flows. The Company’s annual approval and declaration of policyowner dividends includes a guarantee of a minimum aggregate amount of annual dividends to be paid to policyowners as a group in the subsequent calendar year. If this guaranteed amount is greater than the aggregate of annual dividends paid to policyowners in the subsequent year, the difference is paid in the immediately succeeding calendar year. The fact that the Company guarantees a minimum aggregate payment of annual dividends in one year does not obligate the Company to declare a dividend in future years or to guarantee any portion of dividends that may be declared in future years.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Interest Maintenance Reserve

The Company is required to maintain an interest maintenance reserve (IMR). The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in market interest rates, including both changes in risk-free market interest rates and market credit spreads. Net realized capital gains and losses deferred to the IMR are amortized into net investment income over the estimated remaining term to maturity of the investment sold or the asset/liability hedged by an interest rate-related derivative instrument.

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (AVR). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the statements of changes in surplus.

Premium Revenue

Most life insurance premiums are recognized as revenue at the beginning of each respective policy year. Universal life insurance and annuity premiums are recognized as revenue when received. Considerations received on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from revenue in the statements of operations. Disability and long-term care insurance premiums are recognized as revenue when due. Premium revenue is reported net of ceded reinsurance. See Note 9 for more information regarding the Company’s use of reinsurance.

Net Investment Income

Net investment income primarily represents interest, dividends and prepayment fees received or accrued on bonds, mortgage loans, common and preferred stocks, policy loans and other investments. Net investment income also includes dividends and distributions paid to the Company from the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries. Net investment income is reduced by investment management expenses, real estate depreciation, interest costs associated with securities lending and repurchase agreements and interest expense related to the Company’s surplus notes. See Note 3 for more information regarding net investment income and repurchase agreements and Note 13 for more information regarding the Company’s surplus notes.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. Ceded reinsurance expense allowances are recognized as revenue when due. See Note 9 for more information regarding the Company’s use of reinsurance.

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, maturity, disability and long-term care benefits, as well as payments on supplementary contracts and income annuities that include life contingencies. Benefit payments on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from benefits in the statements of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 9 for more information regarding the Company’s use of reinsurance.

Commissions and Operating Expenses

Commissions and other operating expenses, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Federal Income Taxes

Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Changes in deferred tax assets and liabilities related to unrealized capital gains and losses on investments are included in changes in net unrealized capital gains and losses in the statements of changes in surplus. Other net changes in deferred tax assets and liabilities are reported as direct adjustments to surplus in the statements of changes in surplus.

The statutory basis of accounting limits the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limit is based on a calculation that considers available tax loss carryback and carryforward capacity, the expected timing of reversal for accumulated temporary differences, gross deferred tax liabilities and the level of Company surplus.

A “more likely than not” standard is applied for financial statement recognition of contingent tax liabilities, whereby a liability is recorded only if the Company believes that there is a greater than 50% likelihood that the related tax position will not be sustained upon examination. In cases where liability recognition is appropriate, a best estimate of the ultimate tax liability is made. If this estimate represents 50% or less of the total amount of the tax contingency, the best estimate is established as a liability. If this best estimate represents more than 50% of the total tax contingency, the total amount is established as a liability. Changes in contingent tax liabilities are included in income tax benefit in the year that such determination is made by the Company. The Company reports interest accrued or released related to contingent tax liabilities in current income taxes or tax benefit.

See Note 10 for more information on the Company’s income taxes.

Information Technology Equipment and Software

The cost of information technology (IT) equipment and operating system software is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years using the straight-line method. IT equipment and operating software assets of $27 million and $31 million at December 31, 2020 and 2019, respectively, are included in other assets in the Statements of Financial Position and are net of accumulated depreciation of $42 million and $428 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statements of financial position. These amounts were $388 million and $357 million at December 31, 2020 and 2019, respectively. Depreciation expense for IT equipment and software totaled $153 million, $146 million and $134 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. Furniture, fixtures and equipment, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statements of financial position. These amounts were $117 million and $130 million at December 31, 2020 and 2019, respectively. Depreciation expense for furniture, fixtures and equipment totaled $14 million, $16 million and $16 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Corporate Owned Life Insurance

Through a wholly-owned subsidiary, the Company indirectly holds corporate-owned life insurance (“COLI”) to provide protection against key-person risk for certain qualified employees and to help fund certain future employee benefit expenses. See Note 3 for more information regarding COLI.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Nonadmitted Assets

Certain assets are designated as nonadmitted on the statutory basis of accounting. Such assets, principally related to defined benefit pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software (net of accumulated depreciation), derivatives, and certain equity-method investments for which audits are not performed are excluded from assets and surplus in the statements of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the statements of changes in surplus.

Foreign Currency Translation

All of the Company’s insurance operations are conducted in the United States of America on a U.S. dollar-denominated basis. The Company invests in bonds, mortgage loans, equities, and other investments denominated in foreign currencies. Investments denominated in a foreign currency are remeasured to U.S. dollars at each reporting date using then-current foreign currency exchange rates. Translation gains or losses relating to fluctuations in exchange rates are reported as a change in net unrealized capital gains and losses until the related investment is sold, determined to be other-than-temporarily impaired or matures, at which time a realized capital gain or loss is reported. Transactions denominated in a foreign currency, such as receipt of foreign-denominated interest or dividends, are remeasured to U.S. dollars based on the actual exchange rate at the time of the transaction. See Note 4 for more information regarding the Company’s use of derivatives to mitigate exposure to fluctuations in foreign currency exchange rates.

Subsequent Events

The Company has evaluated events subsequent to December 31, 2020 through February 15, 2021, the date these financial statements were available to be issued. Based on this evaluation, it is the Company’s opinion that other than described below, no other events subsequent to December 31, 2020 have occurred that are material to the Company’s financial position at that date or the results of its operations for the year then ended.

During January 2021, the Company issued a $750 million funding agreement as part of a funding agreement-backed note (FABN) program, first established in December 2020. See Note 5 for more information regarding the Company’s FABN program.

3.	Investments

Bonds

The Securities Valuation Office (SVO) of the NAIC Investment Analysis Office evaluates the credit quality of the Company’s bond investments and issues related credit ratings. Bonds rated at “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) are reported in the financial statements at amortized cost less any other-than-temporary impairment. Bonds rated “6” (lowest quality) are reported at the lower of amortized cost or fair value. SVO-identified exchange-traded fund investments are reported at fair value. The interest method is used to amortize any purchase premium or discount, including estimates of future prepayments that are obtained from independent sources. Prepayment assumptions are updated at least annually, with the retrospective method used to adjust net investment income for changes in the estimated yield to maturity.

The disclosure of fair value for bonds is primarily based on independent pricing services or internally-developed pricing models utilizing observable market data. See Note 14 for more information regarding the fair value of the Company’s investments in bonds.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Statement value and fair value of bonds at December 31, 2020 and 2019, summarized by asset categories required in the NAIC Annual Statement, were as follows:

December 31, 2020	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$2,755	$168	$(1)	$2,922
States, territories and possessions	603	153	-	756
Special revenue and assessments	18,643	1,145	(4)	19,784
All foreign governments	4,927	577	(4)	5,500
Hybrid securities	976	69	(4)	1,041
SVO-identified funds	401	-	-	401
Industrial and miscellaneous	138,019	15,269	(258)	153,030

Total bonds	$166,324	$17,381	$(271)	$183,434

December 31, 2019	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$2,701	$158	$(5)	$2,854
States, territories and possessions	742	139	(1)	880
Special revenue and assessments	26,310	887	(48)	27,149
All foreign governments	4,531	350	(23)	4,858
Hybrid securities	473	28	(22)	479
SVO-identified funds	3	-	-	3
Industrial and miscellaneous	125,000	7,864	(358)	132,506

Total bonds	$159,760	$9,426	$(457)	$168,729

Bonds classified by the NAIC as special revenue and assessments primarily consist of U.S. Government agency-issued residential mortgage-backed securities and municipal bonds issued by political subdivisions to finance specific public projects. Bonds classified as industrial and miscellaneous consist primarily of notes issued by public and private corporate entities and structured securities not issued by U.S. Government agencies.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Statement value of bonds by SVO rating category at December 31, 2020 and 2019 was as follows:

December 31, 2020	SVO Rating

	1	2	3	4	5	6	Total

	(in millions)

U.S. Government	$2,755	$-	$-	$-	$-	$-	$2,755

States, territories and possessions	527	76	-	-	-	-	603

Special revenue and assessments	18,435	178	30	-	-	-	18,643

All foreign governments	1,468	3,377	39	34	9	-	4,927

Hybrid securities	-	768	172	35	-	1	976

SVO-identified funds	-	401	-	-	-	-	401

Industrial and miscellaneous	59,331	61,398	8,797	5,208	3,160	125	138,019

Total bonds	$82,516	$66,198	$9,038	$5,277	$3,169	$126	$166,324

December 31, 2019	SVO Rating

	1	2	3	4	5	6	Total

	(in millions)

U.S. Government	$2,701	$-	$-	$-	$-	$-	$2,701

States, territories and possessions	664	78	-	-	-	-	742

Special revenue and assessments	26,159	119	32	-	-	-	26,310

All foreign governments	1,472	2,903	65	40	51	-	4,531

Hybrid securities	-	270	173	30	-	-	473

SVO-identified funds	-	-	-	3	-	-	3

Industrial and miscellaneous	60,420	49,654	6,809	5,014	3,049	54	125,000

Total bonds	$91,416	$53,024	$7,079	$5,087	$3,100	$54	$159,760

Based on statement value, 89% and 90% of the Company’s bond portfolio was rated investment grade (i.e., rated 1 or 2 by the SVO) at December 31, 2020 and 2019, respectively.

Statement value and fair value of structured securities at December 31, 2020 and 2019, aggregated by investment grade or below investment grade (i.e., rated 3, 4, 5 or 6 by the SVO), were as follows:

December 31, 2020	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)			(in millions)	(in millions)
Residential mortgage-backed:
U.S. Government agencies	$16,465	$17,191	$-	$-	$16,465	$17,191
Other prime	661	685	2	2	663	687
Other below-prime	546	560	3	4	549	564
Commercial mortgage-backed:
U.S. Government agencies	70	74	-	-	70	74
Conduit	3,756	3,954	-	-	3,756	3,954
Other commercial mortgage-backed	-	-	-	-	-	-
Other asset-backed	10,705	11,038	39	43	10,744	11,081

Total structured securities	$32,203	$33,502	$44	$49	$32,247	$33,551

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

December 31, 2019	Investment Grade		Below Investment Grade			Total
	Statement Value	Fair Value	Statement Value		Fair Value	Statement Value	Fair Value
	(in millions)			(in millions)		(in millions)
Residential mortgage-backed:
U.S. Government agencies	$24,486	$24,947	$-		$-	$24,486	$24,947
Other prime	709	719	1		1	710	720
Other below-prime	357	362	2		3	359	365
Commercial mortgage-backed:
U.S. Government agencies	64	66	-		-	64	66
Conduit	3,008	3,077	-		-	3,008	3,077
Other commercial mortgage-backed	2	2	-		-	2	2
Other asset-backed	8,420	8,574	98		107	8,518	8,681

Total structured securities	$37,046	$37,747	$101		$111	$37,147	$37,858

Based on statement value, over 99% of the Company’s structured securities portfolio was rated as investment grade at each of December 31, 2020 and 2019. Based on statement value, the Company’s investment in residential mortgage-backed securities issued by U.S. Government agencies at December 31, 2020 and 2019 was 10% and 15%, respectively, of total bond investments.

Statement value and fair value of bonds and short-term investments by contractual maturity at December 31, 2020 are summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment fees.

	Statement	Fair
	Value	Value
	(in millions)

Due in one year or less	$5,399	$5,443

Due after one year through five years	37,436	39,716

Due after five years through ten years	51,204	55,919

Due after ten years	74,910	84,981

Total	$168,949	$186,059

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company and are reported at the unpaid principal balance, less any valuation adjustments or unamortized commitment or origination fees. Such fees are generally deferred upon receipt and amortized into net investment income over the life of the loan using the interest method. Affiliated mortgage loan investments were $134 million and $163 million at December 31, 2020 and 2019, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The statement value of mortgage loans by collateral property type and geographic location at December 31, 2020 and 2019 was as follows:

December 31, 2020	United States of America
	East	Midwest	South	West	Foreign	Total
	(in millions)

Apartment	$6,479	$2,170	$3,416	$7,901	$-	$19,966

Office	3,552	871	1,127	3,192	-	8,742

Retail	2,318	524	1,492	1,950	-	6,284

Warehouse/Industrial	741	546	585	1,311	185	3,368

Manufactured housing	283	317	1,118	898	231	2,847

Other	124	60	27	150	-	361

Total	$13,497	$4,488	$7,765	$15,402	$416	$41,568

December 31, 2019	United States of America
	East	Midwest	South	West	Foreign	Total
	(in millions)

Apartment	$5,434	$1,915	$2,912	$7,411	$-	$17,672

Office	3,617	897	1,293	3,263	-	9,070

Retail	2,593	535	1,670	2,052	-	6,850

Warehouse/Industrial	677	447	672	1,179	196	3,171

Manufactured housing	254	321	1,189	893	-	2,657

Other	126	59	28	138	-	351

Total	$12,701	$4,174	$7,764	$14,936	$196	$39,771

The Company has mortgage loans where co-lending or participation arrangements are in place with unaffiliated third parties. Mortgage loans with co-lending or participation arrangements totaled $3.3 billion and $3.5 billion at December 31, 2020 and 2019, respectively.

All mortgage loans were current on contractual interest and principal payments at each of December 31, 2020 and 2019. Interest rates and loan-to-value (LTV) ratio information for the Company’s mortgage loans originated or refinanced during 2020 and 2019 is summarized below.

For mortgage loans originated or refinanced during:	2020	2019

Minimum interest rate	1.93%	2.95%

Maximum interest rate	5.50%	11.75%

Weighted-average LTV	57%	57%

Maximum LTV	71%	74%

LTV ratios are commonly used to assess the credit quality of commercial mortgage loans. A lower LTV ratio generally indicates a higher quality loan. At December 31, 2020 and 2019, the aggregate weighted-average LTV ratio for the mortgage loan portfolio was 54% and 52%, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The statement value of mortgage loans by collateral property type and LTV ratio at December 31, 2020 and 2019 was as follows:

December 31, 2020	< 51%	51%-70%	71%-90%	> 90%	Total
	(in millions)

Apartment	$5,091	$14,268	$382	$225	$19,966

Office	4,311	3,929	502	-	8,742

Retail	1,797	3,230	1,141	116	6,284

Warehouse/Industrial	1,836	1,214	318	-	3,368

Manufactured housing	902	1,945	-	-	2,847

Other	169	44	133	15	361

Total	$14,106	$24,630	$2,476	$356	$41,568

December 31, 2019	< 51%	51%-70%	71%-90%	> 90%	Total
	(in millions)

Apartment	$5,628	$11,877	$167	$-	$17,672

Office	5,977	2,704	318	71	9,070

Retail	3,179	3,370	258	43	6,850

Warehouse/Industrial	1,699	1,187	216	69	3,171

Manufactured housing	419	2,238	-	-	2,657

Other	222	54	59	16	351

Total	$17,124	$21,430	$1,018	$199	$39,771

At December 31, 2020, the Company had no mortgage loans with an LTV ratio in excess of 100%. The aggregate statement value of mortgage loans with an LTV ratio in excess of 100% was $45 million at December 31, 2019.

The fair value of the collateral securing each commercial mortgage loan is updated at least annually by the Company. More frequent updates are performed if deemed necessary due to changes in market capitalization rates, borrower financial strength and/or property operating performance. Fair value of the collateral is estimated using the income capitalization approach based on stabilized property income and market capitalization rates. Stabilized property income is derived from actual property financial statements adjusted for non-recurring items, normalized market vacancy and lease rollover, among other factors. Other collateral, such as excess land and additional capital required to maintain property income, is also factored into fair value estimates. Both private market transactions and public market alternatives are considered in determining appropriate market capitalization rates. See Note 14 for more information regarding the fair value of the Company’s investments in mortgage loans.

In the normal course of business, the Company may refinance or otherwise modify the terms of an existing mortgage loan, typically in reaction to a request by the borrower. These modifications can include a partial repayment of outstanding loan principal, changes to interest rates, extensions of loan maturity and/or changes to loan covenants. When such modifications are made, the statutory basis of accounting requires that the new terms of the loan be evaluated to determine whether the modification qualifies as a “troubled debt restructuring.” If new terms are extended to a borrower that are less favorable to the Company than those currently being offered to new borrowers under similar circumstances in an arms-length transaction, a realized capital loss is reported for the estimated amount of the economic concessions made and the reported value of the mortgage loan is reduced. The Company recognized no capital losses related to troubled debt restructuring of mortgage loans for the years ended December 31, 2020, 2019 and 2018, respectively. The Company had no mortgage loans at either of December 31, 2020 or December 31, 2019 that were considered “restructured.”

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

In circumstances where the Company has deemed it probable that it will be unable to collect all contractual principal and interest on a mortgage loan, a valuation allowance is established to reduce the statement value of the mortgage loan to its net realizable value. Changes to mortgage loan valuation allowances are reported as a change in net unrealized capital gains and losses in the statements of changes in surplus. If the Company later determines that the decline in value is other-than-temporary, a realized capital loss is reported, and any temporary valuation allowance is reversed. The Company had no mortgage loan valuation allowance at December 31, 2020 or 2019. The Company recognized other-than-temporary impairment losses on mortgage loans of $15 million and $0 for the years ended December 31, 2020 and 2019, respectively.

Common and Preferred Stocks

Common stocks are generally reported at fair value, with $ 4,883 million and $4,474 million included in the statements of financial position at December 31, 2020 and 2019, respectively. The fair value for publicly-traded common stocks is primarily based on quoted market prices. For private common stocks without quoted market prices, fair value is primarily determined using a sponsor valuation or market comparables approach. The equity method is generally used to report investments in common stock of unconsolidated subsidiaries.

Preferred stocks rated 1, 2 or 3 by the SVO are reported at amortized cost. Preferred stocks rated 4, 5 or 6 by the SVO are reported at the lower of amortized cost or fair value. At December 31, 2020 and 2019, the statements of financial position included $200 million and $203 million, respectively, of preferred stocks. The fair value for preferred stocks is primarily determined using a sponsor valuation or market comparables approach.

See Note 14 for more information regarding the fair value of the Company’s investments in common and preferred stock.

Real Estate

Real estate investments are reported at cost, less any encumbrances and accumulated depreciation of buildings and other improvements. Depreciation of real estate investments is recorded using a straight-line method over the estimated useful lives of the improvements. Fair value of real estate is estimated primarily based on the capitalization of stabilized net operating income.

The statement value of real estate investments by property type and U.S. geographic location at December 31, 2020 and 2019 was as follows:

December 31, 2020	East	Midwest	South	West	Total
	(in millions)

Apartment	$403	$187	$79	$833	$1,502

Office	213	688	62	-	963

Warehouse/Industrial	113	-	-	204	317

Other	16	53	108	-	177

Total	$745	$928	$249	$1,037	$2,959

December 31, 2019	East	Midwest	South	West	Total
	(in millions)

Apartment	$277	$195	$178	$718	$1,368

Office	214	676	128	17	1,035

Warehouse/Industrial	118	-	38	205	361

Other	16	54	13	25	108

Total	$625	$925	$357	$965	$2,872

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The Company’s home office properties are included above (Office/Midwest) and had an aggregate statement value of $688 million and $676 million at December 31, 2020 and 2019, respectively. The Company’s other investments in real estate are held for the production of income.

Other Investments

Other investments primarily represent investments that are made through ownership interests in partnerships, joint ventures (JVs) and limited liability companies (LLCs). In some cases, these ownership interests are held directly by the Company, while in other cases these investments are held indirectly through wholly-owned non-insurance investment holding companies organized as LLCs. Whether held directly by the Company or indirectly through its investment holding companies, securities or real estate partnerships, JVs, and LLCs are reported in the statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity.

The statement value of other investments held directly or indirectly by the Company at December 31, 2020 and 2019 was as follows:

	December 31,
	2020	2019
	(in millions)

Securities partnerships and LLCs	$9,615	$7,581

Common and preferred stocks	3,499	2,030

Real estate JVs, partnerships and LLCs	3,435	2,697

Bonds	3,296	3,571

Real estate	1,197	1,023

COLI	1,195	1,043

Cash and short-term investments	1,100	444

Structured settlements	790	800

Low income housing tax credit properties	708	662

Derivative instruments	358	546

Lease receivables	144	274

Other net assets (liabilities)	(395)	291

Total	$24,942	$20,962

For securities partnerships and LLCs, bonds, common and preferred stocks, COLI, cash and short-term investments and derivative instruments, the underlying entity generally reports these investments at fair value. For real estate related investments (including JVs, partnerships and LLCs), structured settlements, tax credit properties and lease receivables, the underlying entity generally reports these investments at cost, reduced where appropriate by depreciation or amortization. Tax credit properties had 13 years of unexpired credits at December 31, 2020 and 2019, respectively. The required holding period for tax credit properties is 15 years. The amount of tax credits and other tax benefits recognized during 2020 and 2019 were $136 million and $123 million, respectively. See Note 10 for more information regarding the Company’s use of tax credits.

See Note 4 for more information regarding the Company’s use of derivatives.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Investments in Subsidiaries, Controlled and Affiliated Entities

The Company’s investments in subsidiaries, controlled and affiliated entities (SCAs) are reported in the statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity. At December 31, 2020 and 2019, the value of wholly-owned SCA investments were as follows:

	December 31, 2020			December 31, 2019

	Investment in SCA	Nonadmitted Asset	Statement Value	Investment in SCA	Nonadmitted Asset	Statement Value

		(in millions)			(in millions)

NM Wealth Management Company	$265	$-	$265	$237	$-	$237

Total common stock SCAs [1]	265	-	265	237	-	237

NML Securities Holdings, LLC	11,016	-	11,016	8,485	-	8,485

NML Real Estate Holdings, LLC	2,467	-	2,467	2,404	-	2,404

NM Investment Holdings, LLC	1,371	-	1,371	1,334	-	1,334

NM Investment Services, LLC	126	-	126	124	-	124

NM Pebble Valley, LLC	93	-	93	128	-	128

NM GP Holdings, LLC	56	6	50	62	13	49

NM QOZ Fund II, LLC	45	-	45	-	-	-

QOZ Holding Company, LLC	23	-	23	-	-	-

NM QOZ FUND, LLC	16	-	16	16	-	16

NM-SAS, LLC	12	7	5	4	-	4

Mason Street Advisors, LLC	6	6	-	36	36	-

Northwestern Mutual Investment Management Company, LLC	3	3	-	44	44	-

NM Career Distribution Holdings, LLC	2	2	-	4	4	-

GRO-SUB, LLC	2	2	-	1	1	-

GRO, LLC	-	-	-	1	1	-

Venture Studio Holdings, LLC	-	-	-	-	-	-

Total other investment SCAs [2]	15,238	26	15,212	12,643	99	12,544

Total investments in SCAs	$15,503	$26	$15,477	$12,880	$99	$12,781

[1]	Reported in common and preferred stocks in the statements of financial position.
[2]	Reported in other investments in the statements of financial position.

Investment filings for all common stock SCAs were submitted to the NAIC during 2020. In all cases, the NAIC accepted the statement value.

Net Investment Income

The sources of net investment income for the years ended December 31, 2020, 2019 and 2018 were as follows:

	For the years ended December 31,

	2020	2019	2018

		(in millions)

Bonds	$6,154	$6,400	$6,020

Mortgage loans	1,717	1,676	1,573

Common and preferred stocks	188	146	210

Real estate	279	288	275

Other investments	2,122	1,205	1,184

Policy loans	1,180	1,180	1,164

Amortization of IMR	255	133	135

Gross investment income	11,895	11,028	10,561

Less: investment expenses	817	879	770

Net investment income	$11,078	$10,149	$9,791

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

For the years ended December 31, 2020 and 2019, bond investment income included $82 million and $72 million of prepayment fees, respectively, generated as a result of 127 and 108 securities, respectively, sold, disposed, or otherwise redeemed as a result of a callable feature. Accrued investment income more than ninety days past due is a nonadmitted asset. Changes in the nonadmitted amount are reported as direct adjustments to surplus in the statements of changes in surplus. Accrued investment income that is ultimately deemed uncollectible is included as a reduction of net investment income in the period that such determination is made.

Realized Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of investments sold. Realized capital losses also include valuation adjustments for impairment of bonds, mortgage loans, common and preferred stocks, real estate and other investments that have experienced a decline in fair value that the Company considers to be other-than-temporary. Realized capital gains and losses, as reported in the statements of operations, are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest rate-related capital gains or losses.

Realized capital gains and losses for the years ended December 31, 2020, 2019 and 2018 were as follows:

	For the year ended			For the year ended			For the year ended

	December 31, 2020			December 31, 2019			December 31, 2018

			Net			Net			Net

			Realized			Realized			Realized

	Realized	Realized	Gains	Realized	Realized	Gains	Realized	Realized	Gains

	Gains	Losses	(Losses)	Gains	Losses	(Losses)	Gains	Losses	(Losses)

		(in millions)			(in millions)			(in millions)

Bonds	$2,724	$(861)	$1,863	$1,094	$(369)	$725	$275	$(543)	$(268)
Mortgage loans	-	(22)	(22)	8	(3)	5	-	(2)	(2)
Common and preferred stocks	461	(643)	(182)	662	(291)	371	538	(147)	391
Real estate	253	-	253	502	(6)	496	12	(13)	(1)
Other investments	1,350	(1,302)	48	1,005	(1,053)	(48)	699	(952)	(253)

Subtotal	$4,788	$(2,828)	1,960	$3,271	$(1,722)	1,549	$1,524	$(1,657)	(133)

Less: IMR net gains (losses) before taxes			2,064			674			(245)
Less: Capital gains tax (benefit) expense			(2)			173			88

Net realized capital (losses) gains			$(102)			$702			$24

Realized capital gains and losses are generally the result of normal investment trading activity. Proceeds from the sale of bonds totaled $48 billion, $30 billion, and $22 billion for the years ended December 31, 2020, 2019 and 2018, respectively.

On a quarterly basis, the Company performs a review of bonds, mortgage loans, common and preferred stocks, real estate and other investments to identify investments that have experienced a decline in fair value that is considered to be other-than-temporary. Factors considered include the duration and extent to which fair value was less than cost, the financial condition and near-term financial prospects of the issuer and the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery in value. If the decline in an investment’s fair value is considered to be other-than-temporary, the statement value of the investment is generally written down to fair value and a realized capital loss is reported.

For fixed income investments, the review focuses on the issuer’s ability to remit all contractual interest and principal payments and the Company’s ability and intent to hold the investment until the earlier of a recovery in value or maturity. The Company’s intent and ability to hold an investment takes into

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

consideration broad portfolio management parameters such as expected net cash flows and liquidity targets, asset/liability duration management and issuer and industry sector credit exposures. Mortgage loans considered to have experienced an other-than-temporary decline in value are written down to net realizable value based on the appraised value of the collateral property.

For equity securities, greater weight and consideration is given to the duration and extent of the decline in fair value and the likelihood that the fair value of the security will recover in the foreseeable future. A real estate equity investment is evaluated for an other-than-temporary impairment when the fair value of the property is lower than its depreciated cost.

For real estate and other investments that represent ownership interests in partnerships, JVs and LLCs, the review focuses on the likelihood that the Company will ultimately recover its initial investment, adjusted for its share of subsequent net earnings and/or distributions. The Company’s review of securities partnerships will generally defer to GAAP-basis impairment reviews performed by the general partner absent compelling evidence of a permanent impairment of the Company’s partnership interest.

Realized capital losses related to declines in fair value of investments that were considered to be other-than-temporary for the years ended December 31, 2020, 2019 and 2018 were as follows:

	For the years ended December 31,
	2020	2019	2018
Bonds, common and preferred stocks:		(in millions)

Structured securities	$-	$(1)	$(1)
Foreign government	(34)	-	-
Financial services	-	-	(1)
Consumer discretionary	(51)	(84)	-
Industrials	(42)	(9)	(35)
Energy	(59)	(44)	(2)
Basic materials	-	(1)	-
Other	(13)	-	-

Subtotal	(199)	(139)	(39)

Mortgage loans	(15)	-	-
Real estate	-	(6)	(13)

Other investments:
Securities partnerships	(6)	(78)	(44)
Energy and transportation	-	-	(22)

Subtotal	(6)	(78)	(66)

Total	$(220)	$(223)	$(118)

In addition to the realized capital losses above, $37 million, $0.2 million and $22 million of other-than-temporary impairments were recorded by the Company’s unconsolidated non-insurance subsidiaries for the years ended December 31, 2020, 2019 and 2018, respectively. The decline in the Company’s equity in these subsidiaries resulting from these impairments is reported in changes in net unrealized capital gains and losses in the statements of changes in surplus.

Unrealized Capital Gains and Losses

Unrealized capital gains and losses include changes in the fair value of common and some preferred stocks, other investments and currency translation adjustments on foreign-denominated bonds and mortgage loans and are reported net of any related changes in deferred taxes in the statements of changes in surplus. Changes in the Company’s equity-method share of the undistributed earnings of partnerships, JVs, LLCs and unconsolidated subsidiaries are also reported as changes in unrealized capital gains and losses. If net earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized net capital gains are reversed.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Changes in net unrealized capital gains and losses for the years ended December 31, 2020, 2019 and 2018 were as follows:

	For the years ended December 31,

	2020	2019	2018
	(in millions)

Bonds	$606	$152	$(376)

Mortgage loans	33	11	(10)

Common and preferred stocks	520	304	(653)

Other investments	(251)	727	833

Subtotal	908	1,194	(206)

Change in deferred taxes	(109)	(53)	80

Change in net unrealized capital gains and losses	$799	$1,141	$(126)

Changes in net unrealized capital gains and losses for the years ended December 31, 2020, 2019 and 2018 included the reversal of previously unrealized capital gains of $(1,428) million, $(369) million and $ (602) million, respectively, related to distributions of accumulated net earnings made to the Company from unconsolidated non-insurance subsidiaries.

The amortized cost and fair value of bonds and common and preferred stocks for which fair value declined and remained below cost at December 31, 2020 and 2019 were as follows:

	December 31, 2020

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$5,669	$5,526	$(143)	$3,544	$3,290	$(254)

Common and preferred stocks	150	131	(19)	159	123	(36)

Total	$5,819	$5,657	$(162)	$3,703	$3,413	$(290)

	December 31, 2019

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$11,128	$10,947	$(181)	$9,657	$9,139	$(518)

Common and preferred stocks	495	430	(65)	374	307	(67)

Total	$11,623	$11,377	$(246)	$10,031	$9,446	$(585)

All of these bonds were current on contractual interest and principal payments at December 31, 2020. Based on the results of the impairment review process described above, the Company considers these declines in fair value to be temporary based on current facts and circumstances.

At December 31, 2020 and 2019, unrealized capital losses on structured securities in a loss position for greater than 12 months were $5 million and $32 million, respectively, while unrealized capital losses on structured securities in a loss position for less than 12 months were $20 million and $34 million, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

For securities without a full SVO credit analysis performed, the statutory basis of accounting allows the Company to assign a NAIC designation of 5* to such securities for reporting purposes. At December 31, 2020 and 2019, the statement and fair values of NAIC 5* securities were as follows:

	December 31,

	2020			2019

	Number of Securities	Statement Value	Fair Value	Number of Securities	Statement Value	Fair Value
	($ in millions)			($ in millions)

Bonds	51	$1,300	$1,279	59	$1,471	$1,412
Preferred stock	9	127	155	5	79	83
Loan-backed and structured securities	2	6	8	5	57	66

Total	62	$1,433	$1,442	69	$1,607	$1,561

Repurchase Agreements

The Company participates in bilateral and tri-party repurchase programs with U.S. domiciled unaffiliated third parties. The agreements under these programs require the Company to sell securities and simultaneously agree to repurchase the same (or substantially the same) securities prior to the securities reaching their maturity. These repurchase agreements are intended to enhance the yield of the Company’s investment portfolio. The agreements are accounted for as collateralized borrowings with the transferred security proceeds recorded as other liabilities in the statements of financial position while the underlying securities continue to be recorded as investments by the Company. Investment earnings are recorded as net investment income and the difference between the transferred security proceeds and the amount at which the securities will be subsequently reacquired is amortized into net investment income as interest expense in the statements of operations.

The Company manages counterparty and other risks associated with its repurchase program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 97% of the fair value of the securities on loan plus accrued interest and by setting conservative standards for the Company’s reinvestment of cash collateral received. At December 31, 2020 and 2019, the liability to return the repurchase agreement cash collateral was $1.3 billion and $1.7 billion, respectively, and is reported as other liabilities in the statements of financial position.

During 2020 and 2019, cash collateral received, and the corresponding liability to return that collateral, had the following characteristics:

For the quarter ended:	Maximum Balance	Ending Balance

	(in millions)

March 31, 2020	$1,990	$1,862

June 30, 2020	$1,866	$1,278

September 30, 2020	$1,332	$1,319

December 31, 2020	$1,319	$1,315

March 31, 2019	$1,867	$1,771

June 30, 2019	$1,798	$1,797

September 30, 2019	$1,833	$1,410

December 31, 2019	$1,718	$1,711

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

During 2020 and 2019, securities sold under repurchase agreements included the following characteristics:

For the quarter ended:	Maximum Balance (Fair Value)	Ending Balance (Fair Value)	Ending Balance (Statement Value)
	(in millions)
March 31, 2020	$2,033	$1,907	$1,862
June 30, 2020	$1,911	$1,303	$1,278
September 30, 2020	$1,367	$1,350	$1,319
December 31, 2020	$1,353	$1,341	$1,315
March 31, 2019	$1,902	$1,799	$1,697
June 30, 2019	$1,835	$1,821	$1,697
September 30, 2019	$1,872	$1,434	$1,299
December 31, 2019	$1,754	$1,730	$1,600

The repurchase agreements have overnight contractual maturities. Securities sold under the repurchase agreements consisted of U.S. Treasury securities and U.S. Government agency-issued residential mortgage-backed securities. All securities sold had NAIC ratings of 1.

The amortized cost, fair value and remaining term to maturity of reinvested repurchase agreement collateral held by the Company at December 31, 2020 and 2019 was as follows:

	December 31, 2020		December 31, 2019
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(in millions)		(in millions)
30 days or less	$554	$554	$700	$700
31-60 days	165	165	9	9
61-90 days	39	39	30	30
91-120 days	2	2	60	60
121-180 days	138	138	117	118
181-365 days	115	115	258	258
1-2 years	54	54	486	486
2-3 years	214	215	45	45
Over 3 years	46	46	9	9

Total	$1,327	$1,328	$1,714	$1,715

If the securities sold under the repurchase agreements or the reinvested collateral become less liquid, the Company has the liquidity resources within its general account available to meet potential cash demands when securities are required to be repurchased.

Restricted Assets

Certain of the Company’s investments are either pledged as collateral or are otherwise held beyond the exclusive control of the Company (“restricted assets”). These restrictions are generally the result of collateral support agreements with counterparties in connection with repurchase agreements and derivative transactions.

At December 31, 2020 and 2019, collateral held by counterparties was primarily in the form of cash, short-term investments and bonds, including U.S. Government securities. See Note 4 for more information regarding the Company’s derivative portfolio.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The statement value of restricted assets at December 31, 2020 and 2019, summarized by type of restriction, was as follows:

	December 31,
	2020	2019
	(in millions)
Loaned securities - repurchase agreements	$1,315	$1,600
Federal Home Loan Bank of Chicago pledged collateral	1,359	-
Derivative transactions	242	67
Federal Home Loan Bank of Chicago stock	37	-
Securities on deposit with states	4	4

Total restricted assets	$2,957	$1,671

Collateral Assets Received

The statement and fair values of collateral received at December 31, 2020 and 2019 were as follows:

	December 31, 2020		December 31, 2019

	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)		(in millions)
Repurchase agreement collateral	$1,315	$1,341	$1,711	$1,711
Derivative collateral	154	154	642	642
Mortgage loan escrow	75	75	59	59
Real estate escrow and security deposits	4	4	5	5

Total collateral assets	$1,548	$1,574	$2,417	$2,417

At December 31, 2020 and 2019, derivative collateral received included $1 million related to separate accounts and the obligation to return this collateral is reported in separate account liabilities in the statements of financial position. The obligation to return all other collateral received is reported as other liabilities in the statements of financial position.

4.	Derivative Financial Instruments

The Company enters into derivative transactions, generally to mitigate the risk to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates, credit conditions and other market risks. Derivatives may be exchange traded, cleared or executed in the over-the-counter market. A majority of the Company’s over-the-counter derivatives are bilateral contracts between two counterparties. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing exchanges.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for statutory hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e., at amortized cost or fair value). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or otherwise do not meet the qualifications for statutory hedge accounting are reported at fair value.

To qualify for hedge accounting, the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective,” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The fair value of derivative instruments is based on quoted market prices when available. In the absence of quoted market prices, fair value is estimated using industry-standard models utilizing market observable inputs.

Derivative transactions expose the Company to the risk that a counterparty may not be able to fulfill its obligations under the contract. The Company manages this risk by dealing only with counterparties that maintain a minimum credit rating, by performing ongoing review of counterparties’ credit standing and by adhering to established limits for credit exposure to any single counterparty. The Company also utilizes collateral support arrangements that require the daily exchange of collateral assets if counterparty credit exposure exceeds certain limits. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The fair value of collateral held by the Company under derivative support agreements at December 31, 2020 and 2019 was as follows:

	December 31,
	2020	2019
	(in millions)
Bonds:
General Account	$83	$71
Separate Accounts	-	-

Total bond collateral	$83	$71

Cash:
General Account	$153	$642
Separate Accounts	1	-

Total cash collateral	$154	$642

Bond collateral held in the general account is not reported in the statements of financial position. Cash collateral held in the general account is reported as cash and short-term investments in the statements of financial position, while the Company’s obligation to return the collateral is reported as other liabilities. Separate account cash collateral assets and related liabilities is reported in the separate account assets and liabilities, respectively, in the statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The fair value of collateral posted by the Company at December 31, 2020 and 2019 was as follows:

	December 31,
	2020	2019
	(in millions)
Bonds posted for derivative support agreements:
General Account	$12	$7
Separate Accounts	-	-
Bonds posted for futures agreements:
General Account	92	34
Separate Accounts	15	10

Total bond collateral	$119	$51

Cash posted for derivative support agreements:
General Account	$117	$12
Separate Accounts	-	-
Cash posted for futures agreements:
General Account	4	1
Separate Accounts	2	3

Total cash collateral	$123	$16

Bonds posted as collateral are reported as bonds and cash posted as collateral is reported as a receivable included in other investments in the statements of financial position.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments.

Hedging - Designated as Hedging Instruments

The Company designates and accounts for the following derivative types as cash flow or fair value hedges, with the related derivative instrument reported at amortized cost in the statements of financial position. No component of these derivatives’ economic gain or loss was excluded from the assessment of hedge effectiveness.

Interest rate floors are used to mitigate the asset/liability management risk of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Interest rate floors entitle the Company to receive payments from a counterparty if market interest rates decline below a specified level. Amounts received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in fixed and variable interest rate bonds and fixed rate liabilities over a period of up to 12 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds and mortgage loans denominated in foreign currencies over a period of up to 30 years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

Hedging - Not Designated as Hedging Instruments

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or otherwise do not qualify for statutory hedge accounting. These instruments are reported in the statements of financial position at fair value. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

The average fair value of outstanding derivative assets not designated as hedging instruments was $ 142 million and $136 million for the years ended December 31, 2020 and 2019, respectively. The average fair value of outstanding derivative liabilities not designated as hedging instruments was $30 million and $18 million for the years ended December 31, 2020 and 2019, respectively.

Interest rate caps and floors are used to mitigate the risk of a significant and sustained increase or decrease in interest rates for certain of the Company’s debt instruments and insurance and annuity products. Interest rate caps and floors entitle the Company to pay or receive payments from a counterparty if market interest rates rise above or decline below a specified level. Amounts paid or received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to 10 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Swaptions are used to mitigate the asset/liability management risk of a significant and sustained increase in interest rates for certain of the Company’s insurance products. Swaptions provide the Company an option to enter into an interest rate swap with a counterparty on specified terms.

Fixed income futures are used to mitigate interest rate risk for investments in portfolios of fixed income securities. Fixed income futures obligate the Company to sell to or buy from a counterparty a specified number of contracts at a specified price at a future date.

Fixed income forwards are used to gain exposure to the investment risk and return of mortgage-backed securities by utilizing “to-be-announced” (TBA) forward contracts. The Company also uses TBA forward contracts to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost-effective way. Additionally, pursuant to the Company’s mortgage dollar roll program, TBAs or mortgage-backed securities are transferred to counterparties with a corresponding agreement to purchase a substantially similar security for later settlement. These transactions do not qualify as secured borrowings and are accounted for as derivatives.

Foreign currency forwards are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies or common stock or other equity investments in companies operating in foreign countries. Foreign currency forwards obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a future date.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies over a period of up to 15 years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

Equity and fixed income total return swaps are used to mitigate market risk for investments in portfolios of common stocks, other equity securities, and fixed income investments. Total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between the return on a specified security, basket of securities or index and a specified short-term funding rate, typically London Interbank Offered Rate (LIBOR) plus or minus a spread, applied to the notional amount of the contract.

Equity index futures are used to mitigate market risk for investments in portfolios of common stock. Equity index futures obligate the Company to pay to or receive from a counterparty an amount based on a specified equity market index as of a future date applied to the notional amount of the contract.

Warrants are acquired through the purchase of private bonds. Warrants provide the Company the right to purchase an underlying financial instrument at a given price and time. Changes in the value of the underlying financial instrument are reported as a change in unrealized capital gains or losses. When the warrant is exercised, the derivative is terminated, and the current value becomes the basis for the new financial instrument.

Purchased credit default swaps are used to mitigate the credit risk for investments in bonds issued by specific bond issuers. Credit default swaps provide the Company an option to put a specific bond to a counterparty at par in the event of a “credit event” encountered by the bond issuer. A credit event is generally defined as a bankruptcy, failure to make required payments or acceleration of issuer obligations under the terms of the bond.

Investment Replications

Equity total return swap replications are used in conjunction with the purchase of cash market instruments to replicate investment in portfolios of common stocks and other equity securities. Equity total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable equity index return and a specified fixed rate of return applied to the notional amount of the contract. Equity total return swaps are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

Interest rate swap replications are used to replicate a bond investment through the use of cash market instruments combined with an interest rate swap. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate and a specified fixed interest rate applied to the notional amount of the contract. Interest rate swap replications, including the derivative components, are reported at amortized cost.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The effects of the Company’s use of derivative instruments on the Statements of Financial Position at December 31, 2020 and 2019 were as follows:

	December 31, 2020

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities

			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$400	$2	$-	$32	$-

Interest rate swaps	350	-	-	9	-

Foreign exchange contracts:

Foreign currency swaps	11,592	258	(599)	432	(477)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	1,338	1	-	1	-

Interest rate floors	200	35	-	35	-

Interest rate swaps	168	8	-	8	-

Swaptions	3,656	26	-	26	-

Fixed income futures	12,536	-	-	-	-

Fixed income forwards	2,295	15	(1)	15	(1)

Foreign exchange contracts:

Foreign currency forwards	1,771	4	(16)	4	(16)

Foreign currency swaps	132	9	(6)	9	(6)

Equity contracts:

Equity total return swaps	-	-	-	-	-

Equity index futures	-	-	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-	-	-

Credit contracts:

Purchased credit default swaps	-	-	-	-	-
Warrants	-	-	-	-	-

Investment replications

Interest rate contracts:

Interest rate swaps	6	-	-	-	-

Equity contracts:

Equity total return swaps	-	-	-	-	-

Total derivatives		$358	$(622)	$571	$(500)

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

	December 31, 2019

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities

			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$600	$3	$-	$27	$-

Interest rate swaps	56	-	-	5	-

Foreign exchange contracts:

Foreign currency swaps	10,962	468	(168)	590	(142)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	998	2	-	2	-

Interest rate floors	2,252	32	(2)	32	(2)

Interest rate swaps	150	2	(0)	2	-

Swaptions	3,559	31	-	31	-

Fixed income futures	7,370	-	-	-	-

Fixed income forwards	-	-	-	-	-

Foreign exchange contracts:

Foreign currency forwards	1,092	1	(15)	1	(15)

Foreign currency swaps	121	7	(4)	7	(4)

Equity contracts:

Equity total return swaps	-	-	-	-	-

Equity index futures	-	-	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-	-	-

Credit contracts:

Purchased credit default swaps	-	-	-	-	-
Warrants	-	-	-	-	-

Investment replications

Interest rate contracts:

Interest rate swaps	-	-	-	-	-

Equity contracts:

Equity total return swaps	-	-	-	-	-

Total derivatives		$546	$(189)	$697	$(163)

The notional amounts shown above are used to denominate the derivative contracts and do not represent amounts exchanged between the Company and the derivative counterparties. Derivative instruments are reported as other investments or other liabilities in the statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The effects of the Company’s use of derivative instruments on the statements of operations and changes in surplus for the years ended December 31, 2020, 2019 and 2018 were as follows:

	For the year ended December 31, 2020
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
		(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$15

Interest rate swaps	-	-	1

Foreign exchange contracts:

Foreign currency swaps	(641)	29	158

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	-	-	(1)

Interest rate floors	9	27	-

Interest rate swaps	6	-	1

Swaptions	(3)	-	(9)

Fixed income futures	12	(121)	-

Fixed income forwards	13	23	-

Foreign exchange contracts:

Foreign currency forwards	2	(83)	-

Foreign currency swaps	(1)	-	2

Equity contracts:

Equity total return swaps	-	-	-

Equity index futures	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-

Credit contracts:

Purchased credit default swaps	-	(1)
Warrants	(40)	117	-

Investment replications

Interest rate contracts:

Interest rate swaps	-	5	-

Equity contracts:

Equity total return swaps	-	52	-

Total derivatives	$(643)	$48	$167

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

	For the year ended December 31, 2019
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
		(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$8

Interest rate swaps	-	-	-

Foreign exchange contracts:

Foreign currency swaps	(188)	(3)	139

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	(3)	-	(2)

Interest rate floors	11	-	(1)

Interest rate swaps	(9)	4	1

Swaptions	(34)	-	(9)

Fixed income futures	7	(123)	-

Fixed income forwards	-	4	-

Foreign exchange contracts:

Foreign currency forwards	(17)	46	-

Foreign currency swaps	(1)	-	1

Equity contracts:

Equity total return swaps	-	68	(9)

Equity index futures	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-

Credit contracts:

Purchased credit default swaps	-	-
Warrants	26	-	-

Investment replications

Interest rate contracts:

Interest rate swaps	-	-	-

Equity contracts:

Equity total return swaps	-	-	-

Total derivatives	$(208)	$(4)	$128

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

	For the year ended December 31, 2018
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
		(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$6

Interest rate swaps	-	-	-

Foreign exchange contracts:

Foreign currency swaps	376	30	107

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	-	-	(2)

Interest rate floors	(1)	-	-

Interest rate swaps	7	12	(1)

Swaptions	8	-	(9)

Fixed income futures	(9)	(32)	-

Fixed income forwards	(4)	(8)	-

Foreign exchange contracts:

Foreign currency forwards	12	24	-

Foreign currency swaps	5	-	-

Equity contracts:

Equity total return swaps	-	-	-

Equity index futures	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-

Credit contracts:

Purchased credit default swaps	-	-
Warrants	16	-	-

Investment replications

Interest rate contracts:

Interest rate swaps	-	-	-

Equity contracts:

Equity total return swaps	-	-	-

Total derivatives	$410	$26	$101

Changes in net unrealized gains or losses resulting from derivatives that no longer qualify for hedge accounting were $0 million, $0 million and $5 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

5.	Policy Benefit Reserves

General account policy benefit reserves at December 31, 2020 and 2019 were as follows:

	December 31,
	2020	2019
	(in millions)

Life insurance reserves	$194,110	$185,991

Annuity reserves	11,849	10,887

Deposit funds	4,860	3,580

Disability and long-term care unpaid claims and claim reserves	5,342	5,200

Disability and long-term care active life reserves	6,064	5,442

Total policy benefit reserves	$222,225	$211,100

See Note 9 for more information regarding the Company’s use of reinsurance and the related impact on policy benefit reserves.

Life Insurance Reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the OCI and are computed in accordance with standard actuarial methodology based on the Commissioners’ Reserve Valuation Method (CRVM) or the net level premium method. The reserves are based on assumptions for interest, mortality and other risks insured. Effective January 1, 2017, the OCI required a principles-based approach (“PBR”) for the calculation of its policy benefit reserves with a three-year phase-in period from the effective date. PBR requires reserves to be calculated using company experience assumptions with margin subject to a floor based on similar prescribed methods and assumptions used with existing in-force business. The Company adopted PBR for certain new life insurance products issued on or after July 1, 2019 and for all remaining life insurance policies issued on or after January 1, 2020. PBR did not affect policy benefit reserves for policies in-force prior to January 1, 2017.

Life insurance reserve calculations, using basic data, determine tabular interest, tabular cost, and tabular cost less actual reserves released. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

As of December 31, 2020, the Company had nearly $2 trillion of total life insurance in force, including $29 billion of life insurance in force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI. Gross premiums are calculated using mortality tables that reflect both the Company’s actual experience and the potential transfer of risk to reinsurers. Net premiums are determined in the calculation of statutory reserves, which must be based on industry-standard mortality tables.

Additional premiums or charges are assessed for substandard lives on policies issued after January 1, 1956. Net level premium or CRVM mean reserves for these policies are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

At December 31, 2020 and 2019, the account and cash values related to the Company’s general account life reserves were as follows:

	Account Value		Cash Value		Reserves
	December 31,
	2020	2019	2020	2019	2020	2019
			(in millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$8,449	$7,602	$8,185	$7,319	$8,211	$7,346
Universal life with secondary guarantees	14	14	12	11	29	26
Other permanent cash value life insurance	-	-	171,031	164,904	174,799	168,377
Variable life	-	-	-	-	943	941
Variable universal life	5	4	5	4	27	27
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	-	-	4,830	4,556
Accidental death benefits	-	-	-	-	11	12
Disability - active lives	-	-	-	-	1,100	1,032
Disability - disabled lives	-	-	-	-	1,297	1,243
Miscellaneous reserves	-	-	-	-	2,894	2,774

Total gross life reserves	8,468	7,620	179,233	172,238	194,141	186,334
Reinsurance ceded	-	-	-	-	1,216	1,223

Total net life insurance	$8,468	$7,620	$179,233	$172,238	$192,925	$185,111

At December 31, 2020 and 2019, the withdrawal characteristics of the Company’s separate account life reserves were as follows:

	Account Value		Cash Value		Reserves
	December 31,
	2020	2019	2020	2019	2020	2019
			(in millions)
Subject to discretionary withdrawal, surrender values or policy loans:
Variable life	$-	$-	$9,086	$8,162	$8,199	$7,281
Variable universal life	1,375	1,093	1,308	1,043	1,287	1,020

Total gross life reserves	$1,375	$1,093	$10,394	$9,205	$9,486	$8,301

Reinsurance ceded	-	-	-	-	-	-

Total net life insurance	$1,375	$1,093	$10,394	$9,205	$9,486	$8,301

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Following are amounts reported as net life insurance reserves in the Company’s Annual Statement, which agree with the amounts reported as net life insurance reserves in the table above at December 31, 2020 and 2019.

	December 31,
	2020	2019
	($ in millions)
From Life, Accident & Health Annual Statement:
Life insurance	$190,270	$182,519
Accidental death benefits	11	12
Disability - active lives	1,100	1,032
Disability - disabled lives	1,297	1,243
Miscellaneous reserves	247	305

Subtotal net life insurance	192,925	185,111

From Separate Accounts Annual Statement:
Life insurance	9,486	8,301

Combined Total	$202,411	$193,412

During 2019, the methodology and mortality assumptions used in certain life insurance reserve calculations were reviewed and updated, and the corresponding reserves were reduced by $1.6 billion, net of reinsurance, respectively. This was accounted for as a change in valuation basis and is included in other surplus changes in the statements of changes in surplus.

Annuity Reserves

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioners’ Annuity Reserve Valuation Method (CARVM), Valuation Manual Section 21 (VM-21) for variable annuity products and Actuarial Guideline 33 for all other products. Other deferred annuity reserves are based on policy value, with additional reserves held to reflect guarantees under these contracts. Immediate annuity reserves are based on the present value of expected benefit payments. Changes in future policy benefit reserves on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from net additions to policy benefit reserves in the statements of operations.

During 2020, valuation interest rate assumptions used in certain annuity reserve calculations were reviewed and updated, and the corresponding reserves were increased by $ 126 million. This was accounted for as a change in valuation basis and is included in other surplus changes in the statements of changes in surplus.

Deposit Funds

Deposit funds primarily represent reserves for funding agreements, supplementary contracts and income annuities without life contingencies, and amounts left on deposit with the Company by beneficiaries or policyowners. Beneficiaries of the Company’s life insurance policies can choose to receive their death benefit in a single lump sum payment or through a supplementary contract consisting of a series of scheduled payments. If the beneficiary does not affirmatively choose a supplementary contract, the proceeds are automatically paid to the beneficiary in a single lump sum.

Prior to November 1, 2013, beneficiaries of the Company’s life insurance policies also could choose to receive their death benefit by deposit of the proceeds (if $ 20,000 or more) into an interest-bearing retained asset account (“Northwestern Access Fund”). Funds held on behalf of Northwestern Access Fund account holders are segmented in the Company’s general account and are invested primarily in short-term, liquid investments and high quality corporate bonds. Northwestern Access Fund accounts are credited with interest at short-term market rates, with certain accounts subject to guaranteed minimum crediting rates.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The total deposit fund liability for Northwestern Access Fund account balances held by the Company was $310 million and $328 million at December 31, 2020 and 2019, respectively. Accounts were credited with interest at annual rates ranging from 0.02% to 3.50% and 1.28% to 3.50% during 2020 and 2019, respectively. The crediting interest rates changed 28 times and 45 times during 2020 and 2019, respectively.

In May 2020, the Company became a member of the Federal Home Loan Bank of Chicago (FHLBC) and began issuing funding agreements to FHLBC in exchange for cash. Funding agreements are issued through the general account and the sales proceeds are invested as part of a spread lending strategy. The Company is required to pledge collateral to the FHLBC in the form of eligible securities when funding agreements are issued. Upon an event of default by the Company, the FHLBC’s recovery on the collateral is limited to the outstanding amount of the Company’s liability to the FHLBC.

At December 31, 2020, the Company held $37 million of FHLBC activity stock. At December 31, 2020, the amount of collateral pledged to the FHLBC was as follows:

	Statement Value (1)	Fair Value (1)
	(in millions)
Current year	$1,359	$1,525

(1)	Includes amounts in excess of minimum requirements

During the year ended December 31, 2020, the maximum amount of collateral pledged to the FHLBC was as follows:

	Statement Value	Fair Value	Amount Borrowed at Time of Max Collateral
	(in millions)
Current year	$1,359	$1,525	$886

At December 31, 2020, the amount borrowed from FHLBC, in the form of funding agreements, was as follows:

December 31,
2020
(in millions)

Borrowed	$886

Deposit fund reserves	$886

Max borrowed during the year	$886

Borrowing capacity as determined by insurer	$8,000

The Company does not have prepayment obligations for these funding agreements.

During December 2020, the Company established a $10 billion global FABN program. As part of this program, a special purpose entity will issue medium term notes (Notes) to investors. Note proceeds will be used to purchase funding agreements from the Company. The issued funding agreements will have payment terms substantially identical to the Notes. For the year ended December 31, 2020, the Company has not issued funding agreements under this FABN program. During January 2021, the Company issued its first funding agreement, in the amount of $750 million, as part of this program.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

At December 31, 2020 and 2019, the withdrawal characteristics of the Company’s general account and separate account annuity reserves and deposit funds were as follows:

	General Account		Separate Account		Total
	December 31,
	2020	2019	2020	2019	2020	2019
	(in millions)
Individual Annuities
Subject to discretionary withdrawal
- with market value adjustment	$70	$85	$-	$-	$70	$85
- at book value less surrender charge of 5% or more	71	80	-	-	71	80
- at fair value	-	-	22,203	20,535	22,203	20,535

Total with market value adjustment or at fair value	141	165	22,203	20,535	22,344	20,700
- at book value without adjustment	1,857	1,893	-	-	1,857	1,893
Not subject to discretionary withdrawal	7,861	6,984	289	271	8,150	7,255

Total gross individual annuities	9,859	9,042	22,492	20,806	32,351	29,848
Reinsurance ceded	-	-	-	-	-	-

Total net individual annuities	$9,859	$9,042	$22,492	$20,806	$32,351	$29,848

Group Annuities
Subject to discretionary withdrawal
- at fair value	$-	$-	$19	$21	$19	$21

Total with market value adjustment or at fair value	-	-	19	21	19	21
Not subject to discretionary withdrawal	1,990	1,845	6,291	5,577	8,281	7,422

Total gross group annuities	1,990	1,845	6,310	5,598	8,300	7,443
Reinsurance ceded	-	-	-	-	-	-

Total net group annuities	$1,990	$1,845	$6,310	$5,598	$8,300	$7,443

Deposit-Type Contracts
Subject to discretionary withdrawal
- with market value adjustment	$95	$112	$-	$-	$95	$112
- at fair value	-	-	33	31	33	31

Total with market value adjustment or at fair value	95	112	33	31	128	143
- at book value without adjustment	3,468	3,133	-	-	3,468	3,133
Not subject to discretionary withdrawal	1,297	335	-	-	1,297	335

Total gross deposit-type contracts	4,860	3,580	33	31	4,893	3,611
Reinsurance ceded	-	-	-	-	-	-

Total net deposit-type contracts	$4,860	$3,580	$33	$31	$4,893	$3,611

Total annuity reserves and deposit funds	$16,709	$14,467	$28,835	$26,435	$45,544	$40,902

Of the individual annuity reserves at book value less surrender charge of 5% or more noted above, the Company expects that $9 million will have less than a 5% surrender charge and be reported with the amounts at book value without adjustment in 2021.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Following are amounts reported as net annuity reserves in the Company’s Annual Statement, which agree with the amounts reported as net annuity reserves in the table above at December 31, 2020 and 2019.

	December 31,
	2020	2019
	($ in millions)
From Life, Accident & Health Annual Statement:
Annuities	$10,300	$9,469
Supplementary contracts with life contingencies	1,549	1,418
Deposit-type contracts	4,860	3,580

Subtotal net annuity reserves	16,709	14,467
From Separate Accounts Annual Statement:
Annuities	28,513	26,133
Supplementary contracts	289	271
Other contract deposit funds	33	31

Subtotal net annuity reserves	28,835	26,435

Combined Total	$45,544	$40,902

Disability and Long-Term Care Reserves

Unpaid claims and claim reserves for disability and long-term care policies are based on the present value of expected benefit payments. The changes in reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies for the years ended December 31, 2020 and 2019 were as follows:

	For the years ended

	December 31,
	2020	2019
	(in millions)

Balance at January 1	$5,200	$5,012

Incurred related to:
Current year	972	845
Prior years	(85)	57

Total incurred	887	902

Paid related to:
Current year	(41)	(34)
Prior years	(704)	(680)

Total paid	(745)	(714)

Balance at December 31	$5,342	$5,200

Changes in reserves for incurred claims related to prior years are generally the result of differences between assumed claim experience at the time reserves were originally estimated and subsequent actual claim experience. In 2020, this change also included the impact of certain disability income assumption updates made to align assumptions with recent experience.

Active life reserves are based on the net level premium method for disability policies issued prior to 1987 and the two-year preliminary term method for those issued after 1987. Active life reserves are mean reserves for disability policies issued through 2000 and mid-terminal plus unearned premium reserves for policies issued after 2000. Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year preliminary term method and industry-based morbidity experience.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

During 2019, the morbidity assumptions used in certain long-term care insurance active life reserve calculations were reviewed and updated, and the corresponding reserves were increased by $340 million. This was accounted for as a change in valuation basis and is included in other surplus changes in the statements of changes in surplus.

Additional Actuarial Reserves

Each year, the Company must perform asset adequacy testing (AAT) to demonstrate that reserves make adequate provision for the anticipated cash flows required by contractual obligations and related expenses, in light of assets held for the reserves. Asset adequacy testing is performed in accordance with presently accepted actuarial standards and must include assumptions necessary to determine the adequacy of reserves under moderately adverse conditions. At December 31, 2020 and 2019, reserves required as a result of AAT were as follows:

	December 31,
	2020	2019
	(in millions)

Annuities and deposit funds	$320	$260
Life insurance	2	2

Total reserves	$322	$262

Statutory Minimum Reserves

The Company has the option to establish policy benefit reserves using a standard of valuation that produces higher reserves than those calculated according to the minimum standard provided in the statutory regulations. For contracts issued January 1, 2001 and later, excess reserves over the statutory minimums were $665 million and $549 million at December 31, 2020 and 2019, respectively.

6.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest and are reported in deferred premium and other assets in the statements of financial position.

Deferred and uncollected premiums at December 31, 2020 and 2019 were as follows:

	December 31, 2020		December 31, 2019

	Gross	Net	Gross	Net
	(in millions)		(in millions)

Ordinary new business	$369	$219	$252	$156
Ordinary renewal	2,919	2,321	2,806	2,240

Total deferred and uncollected premiums	$3,288	$2,540	$3,058	$2,396

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

7.	Separate Accounts

Separate account liabilities at December 31, 2020 and 2019 were as follows:

	Variable Life		Variable Annuities		Total
	December 31,
	2020	2019	2020	2019	2020	2019
	(in millions)		(in millions)		(in millions)

Separate account reserves	$9,486	$8,301	$28,835	$26,435	38,321	$34,736
Non-policy liabilities					126	96

Total separate account liabilities					$38,447	$34,832

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (GMDB) underwritten by the Company. General account policy benefit reserves included $6 million and $5 million attributable to GMDB at December 31, 2020 and 2019, respectively.

Premiums and other considerations received from variable annuity and variable life insurance policyowners were $1.5 billion for the years ended December 31, 2020 and 2019, respectively. These amounts are reported as premiums in the statements of operations. The subsequent transfer of these premiums to the separate accounts, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners, is reported as net transfers to separate accounts in the statements of operations. Following are amounts reported as transfers to and from separate accounts within the Company’s Separate Account Annual Statement, which agree with the amounts reported as net transfers to (from) separate accounts within these financial statements:

	At and for the years ended December 31,

	2020	2019	2018
	(in millions)
From Separate Account Annual Statement:

Transfers to separate accounts	$1,467	$1,522	$1,696

Transfers from separate accounts	(2,147)	(2,305)	(2,193)

Net transfers to (from) separate accounts	$(680)	$(783)	$(497)

8.	Employee and Financial Representative Benefit Plans

The Company provides defined pension benefits for all eligible employees and financial representatives. This includes sponsorship of noncontributory defined benefit pension plans that are “qualified” under the terms of the Employee Retirement Income Security Act (ERISA) and the Internal Revenue Code (“Code”), as well as “nonqualified” plans that provide benefits to certain participants in excess of limits set by ERISA and the Code for the qualified plans. The Company’s funding policy for the qualified plans is to make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company made no contributions to the qualified retirement plans during either of the years ended December 31, 2020 and 2019 and does not expect to make a contribution to the plans during 2021.

The Company’s defined benefit pension plans for employees contains two different benefit formulas – a formula based on the final average pay of the participant that was frozen as of December 31, 2013 and one that awards cash balance credits based on each participant’s age and years of service that became effective on January 1, 2014. Benefits accrued under the final average pay formula remain available to participants upon retirement. Accumulated cash balance credits earn interest based on market rates and are subject to a minimum crediting rate. The Company’s defined benefit pension plans for financial representatives utilize a formula that is based on the participant’s estimated annual income earned over their career.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, retired financial representatives and their eligible dependents. Participants are eligible for retirement health care coverage if they meet eligibility requirements for age and length of service and were either active or retired as of July 31, 2013 for employees and as of December 31, 2013 for financial representatives. Employees or financial representatives hired or contracted after the above dates are not eligible for coverage under the postretirement health plans. During 2020, the Company announced that beginning with employees retiring on or after January 1, 2022, the Company will no longer provide a subsidy for retiree health care coverage.

Medicare-eligible retirees and their dependents are offered health care options provided under an independent third-party health care marketplace (“marketplace”). Retirees and dependents that are not yet Medicare-eligible retain the historical health care benefits offered by the Company. Medicare-eligible retirees and dependents are provided with a pre-funded retiree health reimbursement account and access to third-party advisors to purchase health benefits through the marketplace. Non-Medicare-eligible retirees and dependents are provided premium assistance based on the retirees’ years of service with the Company. The Company pays the entire cost of retiree life insurance coverage.

Benefit Plan Assets

Aggregate plan assets of the defined benefit pension plans and postretirement benefit plans at December 31, 2020 and 2019, and changes in these assets for the years then ended, were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2020	2019	2020	2019
	(in millions)		(in millions)
Fair value of plan assets at January 1	$5,459	$4,621	$84	$73

Changes in plan assets:

Actual return on plan assets	854	988	13	15

Actual plan benefits paid	(155)	(150)	(3)	(4)

Fair value of plan assets at December 31	$6,158	$5,459	$94	$84

Plan assets consist of group annuity contracts issued by the Company that are funded by a Group Annuity Separate Account, which primarily invests in a diversified portfolio of public and private common stocks and corporate, government and mortgage-backed debt securities. The overall investment objective of the plans is to maximize long-term total rate of return, consistent with prudent standards for investment and asset/liability risk management and in accordance with ERISA requirements. Plan investments are managed with a long-term perspective and for the sole benefit of the plans’ participants.

Plan asset allocations are rebalanced regularly to maintain holdings within desired asset allocation ranges and to reposition the portfolio based upon perceived market opportunities and risks. Diversification, both by and within asset classes, is a primary risk management consideration. Assets are invested across various asset classes, sectors, industries and geographies. The measurement date for plan assets was December 31 of the respective period with the fair value of plan assets primarily based on quoted market prices.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The target asset allocations and the actual allocation of the plans’ investments based on fair value at December 31, 2020 and 2019 were as follows:

	Target Allocation		Actual Allocation

	2020	2019	2020	2019

Bonds	64%	64%	60%	62%

Equity investments	35%	35%	37%	36%

Other investments	1%	1%	3%	2%

Total assets	100%	100%	100%	100%

At each of December 31, 2020 and 2019, other investments were comprised of cash and short-term investments.

Benefit Plan Obligations

Aggregate projected benefit obligations (PBOs) of the defined benefit pension plans and postretirement benefit plans at December 31, 2020 and 2019 and changes in these obligations for the years then ended were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2020	2019	2020	2019

	(in millions)		(in millions)

Projected benefit obligation at January 1	$6,050	$4,970	$743	$610

Changes in benefit obligation:

Service cost of benefits earned	134	129	14	16

Interest cost on projected obligations	177	204	16	23

Projected gross plan benefits paid	(181)	(168)	(23)	(22)

Experience (gains)/losses	889	915	119	116

Plan amendments and other	-	-	(207)	-

Projected benefit obligation at December 31	$7,069	$6,050	$662	$743

The PBO represents the estimated net present value of estimated future benefit obligations. For defined benefit plans, the PBO includes assumptions for future compensation increases for active participants. The accumulated benefit obligation (ABO) is similar to the PBO but is based only on current compensation with no assumption of future compensation increases. The aggregate ABO for the defined benefit plans was $6.6 billion and $5.7 billion for the years ended December 31, 2020 and 2019, respectively. Experience (gains)/losses for each of the years ended December 31, 2020 and 2019 primarily reflect the impact of changes in the PBO discount rate.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Benefit Plan Assumptions

The assumptions used in estimating the projected benefit obligations at December 31, 2020 and 2019 and the net periodic benefit cost for the years ended December 31, 2020, 2019 and 2018 were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2020	2019	2020	2019
Projected benefit obligation:

Weighted average discount rate	2.44%	3.17%	2.37%	3.18%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%

Cash balance plan interest crediting rate	2.39%	3.14%	n/a	n/a

	Defined Benefit Plans			Postretirement Benefit Plans

	2020	2019	2018	2020	2019	2018
Net periodic benefit cost:
Weighted average discount rate	3.17%	4.18%	3.57%	3.18%	4.18%	3.57%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Long-term rate of return on plan assets	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%
Cash balance plan interest crediting rate	3.14%	4.16%	3.54%	n/a	n/a	n/a

The expected long-term rate of return on plan assets is estimated in consideration of historical financial market performance, internal and third-party capital market expectations and the long-term target asset allocation.

The assumed annual increase in future retiree medical costs used in measuring the obligation for postretirement benefits were as follows:

	December 31,

	2020	2019

Assumed annual increase	5.00%	5.00%

Ultimate rate of annual increase	5.00%	5.00%

Year in which ultimate rate is reached	2021	2020

Effective January 1, 2019, the Company’s exposure to medical inflation will be limited to a maximum annual increase of 3% with any annual increase in excess of that rate passed on to the plan’s participants in the form of increased premiums.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Benefit Plan Funded Status

Following is an aggregate reconciliation of the funded status of the plans to the related financial statement liabilities reported by the Company at December 31, 2020 and 2019.

	Defined Benefit Plans		Postretirement Benefit Plans

	2020	2019	2020	2019
	(in millions)		(in millions)

Fair value of plan assets	$6,158	$5,459	$94	$84

Projected benefit obligation	7,069	6,050	662	743

Funded status	(911)	(591)	(568)	(659)

Nonadmitted asset	(463)	(485)	-	-

Financial statement liability	$(1,374)	$(1,076)	$(568)	$(659)

The PBO for defined benefit plans above included $1,374 million related to the underfunded qualified plan for financial representatives and unfunded non-qualified plans at December 31, 2020 and $1,076 million related to unfunded non-qualified plans at December 31, 2019. In the aggregate, the fair value of qualified defined benefit plan assets represented 107% and 110% of the projected benefit obligations of these plans at December 31, 2020 and 2019, respectively.

Statutory accounting guidance requires that changes in plan funded status be recognized immediately as a direct adjustment to surplus, subject to limitations such as admissibility of net pension assets. These adjustments are included in changes in nonadmitted assets and other in the statements of changes in surplus. Aggregate defined benefit pension and postretirement plan surplus impacts were as follows for the years ended December 31, 2020 and 2019:

	For the year ended December 31, 2020

	Defined Benefit Plans			Postretirement Benefit Plans

	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits
	(in millions)			(in millions)
Balance at January 1	$(1,289)	$165	$299	$(63)	$(45)

Amortization from surplus into net periodic benefit cost	56	(25)	(14)	4	(4)

Changes in plan assets and benefit obligations recognized in surplus	(384)	-	-	(109)	234

Balance at December 31	$(1,617)	$140	$285	$(168)	$185

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

	For the year ended December 31, 2019

	Defined Benefit Plans			Postretirement Benefit Plans

	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits
	(in millions)			(in millions)
Balance at January 1	$(1,113)	$190	$314	$42	$(50)

Amortization from surplus into net periodic benefit cost	53	(25)	(15)	(1)	5

Changes in plan assets and benefit obligations recognized in surplus	(229)	-	-	(104)	-

Balance at December 31	$(1,289)	$165	$299	$(63)	$(45)

Benefit Plan Costs

The components of net periodic benefit cost for the years ended December 31, 2020, 2019 and 2018 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2020	2019	2018	2020	2019	2018
	(in millions)			(in millions)

Components of net periodic benefit cost:

Service cost of benefits earned	$134	$129	$146	$14	$16	$20

Interest cost on projected obligations	177	204	180	16	23	21

Amortization of experience losses	56	53	42	4	(1)	-

Amortization of prior service (credits) costs	(25)	(25)	(25)	(4)	5	5

Amortization of initial net asset	(14)	(15)	-	-	-	-

Expected return on plan assets	(336)	(284)	(309)	(5)	(4)	(5)

Curtailment	(1)	-	-	28	-	-

Net periodic benefit (credit) cost	$(9)	$62	$34	$53	$39	$41

The expected benefit payments by the defined benefit plans and the postretirement benefit plans for the years 2021 through 2030 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans
	(in millions)

2021	$183	$28

2022	205	27

2023	214	27

2024	225	26

2025	233	26

2026-2030	1,306	125

Total	$2,366	$259

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The Company sponsors a contributory 401(k) plan for eligible employees, for which the Company provides a matching contribution, and a noncontributory defined contribution plan for financial representatives. In addition, the Company sponsors nonqualified plans that provide related benefits to certain participants in excess of limits set by ERISA for qualified defined contribution plans. For the years ended December 31, 2020, 2019 and 2018, the Company expensed total contributions to these plans of $57 million, $53 million and $50 million, respectively. The Company announced in the fourth quarter of 2020 that it’s matching contributions to the 401(k) plan will be temporarily ceased beginning in 2021 and replaced by additional contribution credits to the cash balance plan.

9.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding coverage to various reinsurers. In 1999, the Company ceased reinsuring new individual disability policies, but has maintained a portion of the reinsurance ceded on policies issued prior to 1999. The Company cedes between 60—80% of the morbidity risk on group disability and 60% of the mortality risk on group life policies.

As part of an affiliated reinsurance agreement, the Company assumes 100% of the net risk associated with NLTC’s long-term care business. At December 31, 2020 and 2019, the net amount due from NLTC under this agreement was $50 million and $48 million, respectively.

Amounts in the financial statements are reported net of the impact of reinsurance. Policy benefit reserves were reported net of ceded reserves of $1.7 billion at both December 31, 2020 and 2019. The Company has reinsured all risks disclosed in the financial statements under Actuarial Guideline 48.

The effects of reinsurance on premium revenue and total benefits for the years ended December 31, 2020, 2019 and 2018 were as follows:

	For the years ended December 31,
	2020	2019	2018
	(in millions)

Direct premium revenue	$19,501	$19,197	$18,231

Premiums assumed	800	763	711

Premiums ceded	(978)	(950)	(906)

Premium revenue	$19,323	$19,010	$18,036

Direct benefit expense	$20,538	$20,158	$19,037

Benefits assumed	837	830	680

Benefits ceded	(792)	(805)	(699)

Total benefits	$20,583	$20,183	$19,018

In addition, the Company received $133 million, $135 million and $129 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2020, 2019 and 2018, respectively. These amounts are reported in other income in the statements of operations. For the years ended December 31, 2020, 2019 and 2018, the Company incurred $127 million, $136 million and $138 million, respectively, in expense allowances on reinsurance assumed from NLTC.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company mitigates this counterparty risk by dealing only with reinsurers that meet its financial strength standards while adhering to concentration limits for counterparty exposure to any single reinsurer. Most significant reinsurance treaties contain financial protection provisions that take effect if a reinsurer’s credit rating falls below a prescribed level. There were no reinsurance recoverables at December 31, 2020 and 2019 that were considered by the Company to be uncollectible.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

10.	Federal Income Taxes

The results of the Company’s operations are consolidated with the following entities for purposes of filing the Company’s consolidated federal income tax return:

Northwestern Mutual Investment Services, LLC	NM Harrisburg, Inc
NML Real Estate Holdings, LLC and subsidiaries	Mason Street Advisors, LLC
NML Securities Holdings, LLC and subsidiaries	NM GP Holdings, LLC and subsidiaries
Northwestern Mutual MU TLD Registry, LLC	NM Pebble Valley, LLC
Northwestern Mutual Wealth Management Company	Northwestern Mutual Registry, LLC
NM Investment Holdings, LLC	QOZ Holding Co, LLC and subsidiaries
GRO, LLC and GRO-SUB, LLC	NM QOZ Fund, LLC
NM Career Distrib. Holdings, LLC and subsidiaries	NM QOZ Fund II, LLC
NM Investment Management Company, LLC	NM SAS, LLC
Northwestern Long Term Care Ins. Co	Venture Studio Holdings, LLC
Wysh Financial Services, LLC

The Company collects from or refunds to these subsidiaries their share of consolidated federal income taxes determined pursuant to written tax-sharing agreements, which generally require that these subsidiaries determine their share of consolidated tax payments or refunds as if each subsidiary filed a separate federal income tax return on a stand-alone basis.

The components of current income tax expense (benefit) in the Statements of Operations for the years ended December 31, 2020, 2019 and 2018 related to ordinary taxable income (loss) were as follows:

	For the years ended December 31,
	2020	2019	2018

	(in millions)
Tax payable on ordinary income	$637	$103	$110
Low income housing tax credits	(136)	(123)	(119)
Other tax credits	(71)	(49)	(23)
Decrease in contingent tax liabilities	(153)	(130)	(127)

Total current tax expense (benefit)	$277	$(199)	$(159)

In addition to current income tax benefit related to ordinary taxable income or loss as summarized above, the Company is subject to federal income tax on capital gains and losses that generally result from investment transactions. Investment capital gains and losses resulting from changes in market interest rates or credit spreads are deferred to the IMR net of any related tax expense or benefit. Current tax expense (benefit) of $433 million, $141 million and $(49) million was included in net IMR deferrals for the years ended December 31, 2020, 2019 and 2018, respectively. In addition, net realized capital gains and losses as reported in the statements of operations included current tax expense (benefit) of $(2) million, $173 million and $88 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The table below shows how the Company’s income tax expense or benefit for the years ended December 31, 2020, 2019 and 2018 differs from the amount obtained by applying the statutory rate of 21% to gain from operations before taxes, including net realized capital gains (losses) before IMR and capital gain tax (benefit):

	For the years ended December 31,
	2020	2019	2018

	(in millions)

Provision computed at statutory rate	$580	$402	$98

Adjustments to the statutory rate:

Subsidiary distributions	(283)	(73)	(115)

Tax credits	(207)	(172)	(142)

Amortization of IMR	(53)	(28)	(28)

Dividends received deduction	(31)	(33)	(26)

Employee benefits	(22)	(12)	(17)

Deferred adjustments	(29)	183	214

Other	(50)	(21)	(28)

Total statutory income tax expense (benefit)	$(95)	$246	$(44)

Federal income tax expense (benefit) reported on statements of operations	$277	$(199)	$(159)

Capital gains tax expense, net of IMR transfers	431	315	39

Change in net deferred tax assets	(803)	130	76

Total statutory income tax expense (benefit)	$(95)	$246	$(44)

During the year, the Company may make payments to or receive refunds from the Internal Revenue Service (IRS) for federal income taxes that are applicable to current or previous tax years. The Company made or received net income tax payments, including subsidiaries, of $679 million, $410 million and $150 million to the IRS during the years ended December 31, 2020, 2019 and 2018, respectively.

Federal income taxes available for recoupment in the case of future tax losses are limited to amounts reported on previous tax returns. Total capital gain taxes paid for tax years 2020, 2019 and 2018 that are available for recoupment are $461 million, $496 million and $247 million, respectively.

Federal income tax returns for 2016 and 2013 and prior years are closed as to further assessment of tax. Tax returns for the 2014 and 2015 tax years are in appeals with the IRS. Income taxes payable in the statements of financial position represents an estimate of taxes payable, including additional taxes that may become due with respect to tax years that remained open to examination by the IRS (“contingent tax liabilities”) at the respective reporting date.

Changes in contingent tax liabilities for the years ended December 31, 2020 and 2019 were as follows:

	For the years ended December 31,
	2020	2019
	(in millions)
Balance at January 1	$153	$283
Reductions for tax positions of prior years	(153)	(130)

Balance at December 31	$-	$153

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Included in contingent tax liabilities at December 31, 2020 and 2019 were $0 million and $138 million, respectively, of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of the deductions. Because of the impact of deferred taxes for amounts other than interest, the timing of the ultimate deduction may affect the effective tax rate in future periods. The Company has no tax positions for which the ultimate deductibility is not certain.

For the years ended December 31, 2020, 2019 and 2018, the Company recognized $(15) million, $(3) million and $(9) million, respectively, of interest-related tax expense.

The components of net deferred tax assets reported in the statements of financial position at December 31, 2020 and 2019 were as follows:

	December 31,
	2020	2019	Change
	(in millions)
Deferred tax assets:
Policy acquisition costs	$1,016	$942	$74
Investments	319	259	60
Policy benefit liabilities	1,673	1,656	17
Benefit plan obligations	621	573	48
Fixed Assets	931	-	931
Other	83	115	(32)

Gross deferred tax assets	4,643	3,545	1,098

Nonadmitted deferred tax assets	-	-	-

Gross admitted deferred tax assets	4,643	3,545	1,098

Deferred tax liabilities:
Investments	986	822	164
Other	1,352	1,114	238

Gross deferred tax liabilities	2,338	1,936	402

Net deferred tax assets	$2,305	$1,609	$696

The Company exceeded the minimum RBC level of 300%, which is necessary to apply the maximum admissibility thresholds, based on authorized control level RBC computed without net deferred tax assets at December 31, 2020 and 2019.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Significant components of the calculation of net admitted deferred tax assets at December 31, 2020 and 2019 were as follows (in millions):

	December 31, 2020			December 31, 2019			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$4,324	$319	$4,643	$3,287	$258	$3,545	$1,037	$61	$1,098
Statutory valuation allowance adjustment	-	-	-	-	-	-	-	-	-

Adjusted gross deferred tax assets	4,324	319	4,643	3,287	258	3,545	1,037	61	1,098
Deferred tax assets nonadmitted	-	-	-	-	-	-	-	-	-

Subtotal net admitted deferred tax asset	4,324	319	4,643	3,287	258	3,545	1,037	61	1,098
Deferred tax liabilities	1,352	986	2,338	1,114	822	1,936	238	164	402

Net admitted deferred tax asset/(liability)	$2,972	$(667)	$2,305	$2,173	$(564)	$1,609	$799	$(103)	$696

	December 31, 2020			December 31, 2019			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$185	$185	$-	$147	$147	$-	$38	$38
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets above) after application of the threshold limitation (lesser of a. or b. below)	2,599	-	2,599	1,695	-	1,695	904	-	904
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities)	1,725	134	1,859	1,592	112	1,704	133	22	155

Total deferred tax assets admitted as the result of application of SSAP No. 101	$4,324	$319	$4,643	$3,287	$259	$3,545	$1,037	$60	$1,098

a. Adjusted gross deferred tax assets expected to be realized following the balance sheet date			$2,599			$1,695			$904

b. Adjusted gross deferred tax assets allowed per limitation threshold			$3,394			$3,386			$8

Ratio percentage used to detemine recovery period and threshold limitation amount			920%			1010%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$22,625			$22,576

All gross deferred tax liabilities have been recognized at December 31, 2020 and 2019. The Company did not employ tax planning strategies in its valuation allowance assessment at either December 31, 2020 or 2019. At December 31, 2020, the percentage of net ordinary deferred tax assets admitted as a result of tax planning strategies was 9%. The Company did not employ tax planning strategies in its deferred tax asset admissibility calculations at December 31, 2019.

11.	Commitments and Contingencies

Commitments

In the normal course of its investment activities, the Company makes commitments to fund private equity investments, real estate, mortgage loans and other investments. These forward commitments aggregated to $9.7 billion and $10.1 billion at December 31, 2020 and 2019, respectively, and were extended at market rates and terms.

Contingencies

The Company is engaged in various legal actions in the normal course of its insurance and investment operations. The status of these legal actions is actively monitored by the Company. If the Company believes, based on available information, that an adverse outcome upon resolution of a given legal action is probable and the amount of that adverse outcome is reasonably estimable, a loss is recognized and a related liability reported. Legal actions are subject to inherent uncertainties, and future events could change the Company’s assessment of the probability or estimated amount of potential losses from pending or threatened legal actions. Based on available information, it is the opinion of the Company that the ultimate resolution of pending or threatened legal actions, both individually and in the aggregate, will not result in losses that would have a material effect on the Company’s financial position at December 31, 2020.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Guarantees

In the normal course of business, the Company makes guarantees to third parties on behalf of wholly-owned subsidiaries (e.g., debt guarantees) and financial representatives (e.g., the guarantee of office lease payments), or directly to financial representatives (e.g., future minimum compensation payments). If the financial representatives are not able to meet their obligations or these minimum compensation thresholds are not otherwise met, the Company would be required to make payments to fulfill its guarantees. For certain of these guarantees, the Company has the right to pursue recovery of payments made under the agreements. The terms of these guarantees range from less than one year to twenty-one years at December 31, 2020.

Following is a summary of the guarantees provided by the Company that were outstanding at December 31, 2020 and 2019, including both the maximum potential exposure under the guarantees and the financial statement liability reported based on fair value of the guarantees.

	December 31, 2020			December 31, 2019

Nature of guarantee	Maximum potential amount of future payments		Financial statement liability	Maximum potential amount of future payments		Financial statement liability

		(in millions)			(in millions)
Guarantees of future minimum compensation - financial representatives	$59		$1	$67		$1

Guarantees of real estate obligations	476		5	418		4

Guarantees issued on behalf of wholly-owned subsidiaries	106		-	19		-

Total guarantees	$641		$6	$504		$5

No material payments have been required under these guarantees to date, and the Company believes the probability that it will be required to perform under these guarantees in the future is remote. Performance under these guarantees would require the Company to recognize additional operating expense or increase the amount of its equity investment in the affiliate or subsidiary on behalf of which the guarantee was made.

12.	Related Party Transactions

The Company has a capital support and guarantee of benefits agreement that requires it to maintain the capital and surplus (as defined) of NLTC at a minimum level based upon a formula applied to NLTC’s earned premium and policy benefit reserves, or 150% of its company action level of RBC as prescribed by the NAIC, whichever is lower. In addition, NM guarantees NLTC’s policyowners its ability to pay all policy benefits due and owed pursuant to contracts of insurance sold by NLTC during the term of the agreement. This agreement was amended during 2020 to extend the length of the agreement through December 31, 2025 and increase the aggregate capital contribution limit from $200 million to $300 million. The Company contributed capital to NLTC of $15 million and $25 million for the years ended December 31, 2020 and 2019, respectively. The Company has contributed a total of $205 million to NLTC through December 31, 2020. The Company reported a payable to NLTC of $59 million and $56 million at December 31, 2020 and 2019, respectively, which is reported in other liabilities in the statements of financial position at each of those dates. Intercompany balances are settled in cash, generally within thirty days of the respective reporting date.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

13.	Surplus Notes

The following table summarizes the surplus notes issued by the Company and are outstanding at December 31, 2020:

Description	Issue date	Principal amount	Statement value	Interest paid current year	Cumulative interest paid	Interest rate	Maturity date
($ in millions)
2010 Notes	3/26/2010	$1,224	$1,224	$74	$1,083	6.063%	3/30/2040
2017 Notes	9/26/2017	1,200	1,198	46	139	3.850%	9/30/2047
2019 Notes	9/20/2019	1,347	1,151	50	50	3.625%	9/30/2059
	Total

		$3,771	$3,573	$170	$1,272

Each series of notes was distributed pursuant to Rule 144A under the Securities Act of 1933, as amended. Interest on each of the above notes is payable semi-annually on March 30 and September 30, subject to approval by the OCI. SAP requires recognition of interest expense on the notes upon OCI approval of semi-annual interest payments.

On September 20, 2019, the Company issued $1,347 million of 2019 notes. A portion of the issuance was comprised of $ 600 million new principal, issued at a discount, with net proceeds of $597 million. The remaining $747 million of principal was used to redeem 2010 notes with a principal balance of $526 million as part of a surplus note exchange transaction. Of the $221 million of discount at the time of the exchange, $22 million was related to an inducement for noteholders to exchange their 2010 notes, and was recorded as a reduction to net investment income within the statement of operations. Since this exchange transaction did not meet the “substantially different” criteria within SSAP No. 103R, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, the remaining discount of $199 million will be amortized and charged to the statement of operations over the remaining life of the 2019 notes.

The notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company and do not repay principal prior to maturity, with principal payment at maturity subject to the prior approval of the OCI. The notes are not redeemable at the option of any note holder but are redeemable, in whole or in part, at the option of the Company at any time, subject to the prior approval of the OCI, at a “make whole” redemption price equal to the greater of the principal amount of the notes to be redeemed or the sum of the present value of the remaining scheduled payments of principal and interest on the notes to be redeemed, excluding accrued interest as of the date on which the notes are to be redeemed, discounted on a semi-annual basis at a defined U.S. Treasury rate plus 0.20% (2017 notes) and 0.25% (2010 and 2019 notes). The entire amount of the 2017 and 2019 notes are redeemable, at par, in the event of certain defined tax events.

No affiliates of the Company hold any portion of the notes, which are generally held of record at the Depository Trust Company by bank custodians on behalf of investors. No single investor holds 10% or more of the 2017 notes or the 2019 notes. The largest holder of the 2010 notes is Nippon Life Insurance Company of Japan, which held $250 million in principal amount of notes at each of December 31, 2020 and 2019.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

14.	Fair Value of Financial Instruments

Certain of the Company’s assets and liabilities are considered “financial instruments” as defined by Statement of Statutory Principles No. 100, Fair Value Measurements (SSAP 100). The Company’s estimation of fair value for financial instruments uses a hierarchy that, where possible, makes use of quoted market prices from active and transparent markets for assets that are identical to those being valued, typically obtained from independent pricing services (“level 1”). In the absence of quoted market prices for identical assets, fair value is estimated by these pricing services using relevant and observable market-based inputs for substantially similar securities (“level 2”). Financial instruments for which no quoted market prices or observable inputs are available are generally valued using internally-developed pricing models or indicative (i.e., non-binding) quotes from independent securities brokers (“level 3”).

The Company actively monitors fair value estimates received from independent pricing services at each financial reporting date, including analysis of valuation changes for individual securities compared to overall market trends and validation on an exception basis with internally-developed pricing models. The Company also performs periodic reviews of the information sources, inputs and methods used by its independent pricing services, including an evaluation of their control processes. Where necessary, the Company will challenge third-party valuations or methods and require more observable inputs or different methodologies.

For financial instruments included in the scope of SSAP 100, the statement value and fair value at December 31, 2020 and 2019 were as follows:

	December 31, 2020

			Quoted prices in	Significant	Significant	Net

			active markets	observable	unobservable	Asset

	Statement	Fair	for identical assets	inputs	inputs	Value

	Value	Value	(level 1)	(level 2)	(level 3)	(NAV)
	(in millions)
General account investment assets:
Bonds	$166,324	$183,434	$3,175	$162,956	$17,303	$-
Mortgage loans	41,568	45,155	-	-	45,155	-
Common and preferred stocks	4,623	4,659	4,051	60	548	-
Policy loans	17,686	17,686	-	-	17,686	-
Derivative assets	358	571	-	571	-	-
Surplus note investments	161	211	-	211	-	-
Cash and short-term investments	3,239	3,239	614	2,625	-	-

Separate account assets	38,447	38,447	34,519	3,172	711	45

General account liabilities:
Investment-type insurance reserves	$6,397	$6,445	$-	$-	$6,445	$-
Liabilities for repurchase agreements	1,315	1,315	-	1,315	-	-
Derivative liabilities	622	500	-	500	-	-
Separate account liabilities	38,447	38,447	34,519	3,172	711	45

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

	December 31, 2019

			Quoted prices in	Significant	Significant	Net

			active markets	observable	unobservable	Asset

	Statement	Fair	for identical assets	inputs	inputs	Value

	Value	Value	(level 1)	(level 2)	(level 3)	(NAV)
	(in millions)
General account investment assets:
Bonds	$159,760	$168,729	$2,605	$151,243	$14,881	$-
Mortgage loans	39,771	41,784	-	-	41,784
Common and preferred stocks	4,267	4,290	3,671	78	541
Policy loans	17,829	17,829	-	-	17,829
Derivative assets	546	697	-	697	-
Surplus note investments	111	144	-	144	-	-
Cash and short-term investments	2,408	2,408	809	1,599	-	-

Separate account assets	34,832	34,832	31,092	3,017	617	106

General account liabilities:
Investment-type insurance reserves	$5,242	$5,189	$-	$-	$5,189	$-
Liabilities for repurchase agreements	1,711	1,711	-	1,711	-	-

Derivative liabilities	189	163	-	163	-	-

Separate account liabilities	34,832	34,832	31,092	3,017	617	106

Bonds

Bonds classified as level 1 financial instruments are generally limited to U.S. Treasury securities. Most bonds, including U.S. and foreign public and private corporate bonds, municipal bonds and structured securities, are classified as level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. Level 3 bonds are typically privately-placed and relatively illiquid, with fair value based on non-binding broker quotes or internally-developed pricing models utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in bonds.

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company. Fair value of these loans is estimated using a discounted cash flow approach based on market interest rates for commercial mortgage debt with comparable credit risk and maturity. See Note 3 for more information regarding the Company’s investments in mortgage loans.

Common and Preferred Stock

Common and preferred stocks classified as level 1 financial instruments are limited to those actively traded on a U.S. or foreign stock exchange. Level 2 securities are stocks for which market quotes are available but are not considered to be actively traded. Common and preferred stocks classified as level 3 are generally privately-placed with fair value primarily based on a sponsor valuation or market comparables approach utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in common and preferred stocks.

Policy Loans

See Note 2 for information regarding policy loans, for which the Company considers the unpaid principal balance to approximate fair value.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Derivative Instruments

The Company’s derivative investments are generally traded in over-the-counter markets with fair value estimated using industry-standard models with market-observable inputs such as swap yield curves, LIBOR basis curves, foreign currency spot rates, foreign currency basis curves, option volatilities and credit spreads. Warrants classified as level 3 are generally privately-placed with fair value primarily based on a sponsor valuation or market comparables approach utilizing unobservable inputs. See Note 4 for more information regarding the Company’s derivative investments.

Surplus Note Investments

The Company invests in surplus note issuances of other mutual insurance companies. These bond-like instruments are classified as level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Cash and Short-term Investments

Cash and short-term investments include cash deposit balances, money market mutual funds, short-term commercial paper and other highly-liquid debt instruments, for which the Company considers net asset value or amortized cost to approximate fair value.

Separate Account Assets and Liabilities

See Note 2 and Note 7 for information regarding the Company’s separate accounts, for which fair value is primarily based on quoted market prices for the related common stocks, preferred stocks, bonds, derivative instruments and other investments. Separate account assets classified as level 3 financial instruments are primarily securities partnership investments that are valued based on the Company’s underlying equity in the partnerships, which the Company considers to approximate fair value.

General Account Insurance Reserves

The Company’s general account insurance liabilities defined as financial instruments under SSAP 100 are limited to “investment-type” products such as fixed-rate annuity policies, supplementary contracts without life contingencies and amounts left on deposit. The fair value of investment-type insurance reserves is estimated based on future cash flows discounted at market interest rates for similar instruments with comparable maturities.

Repurchase Agreement Liabilities

See Note 3 for information regarding repurchase agreement activity, for which the Company considers the liability to return collateral to approximate the fair value of collateral originally received.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

Assets and Liabilities Reported at Fair Value

The following tables summarize assets and liabilities measured and reported at fair value in the statements of financial position at December 31, 2020 and 2019.

	December 31, 2020

	Quoted prices in	Significant	Significant	Net

	active markets	observable	unobservable	Asset

	for identical assets	inputs	inputs	Value

	(level 1)	(level 2)	(level 3)	(NAV)	Total

	(in millions)
General account:
Bonds	$401	$30	$90	$-	$521
Common and preferred stocks	4,051	-	390	-	4,441
Money market mutual funds	309	-	-	-	309
Derivative assets	-	98	-	-	98
Derivative liabilities	-	23	-		23

Total general account	$4,761	$151	$480	$-	$5,392

Separate accounts:
Mutual fund investments	$32,149	$-	$-	-	$32,149
Other benefit plan assets/liabilities	21	20	4	-	45
Pension and postretirement assets:
Bonds	341	3,094	118	-	3,553
Common and preferred stock	1,768	1	47	45	1,861
Cash and short-term securities	50	52	-	-	102
Other assets/liabilities	190	5	542	-	737

Subtotal pension and postretirement assets	2,349	3,152	707	45	6,253

Total separate accounts	$34,519	$3,172	$711	$45	$38,447

	December 31, 2019

	Quoted prices in	Significant	Significant	Net

	active markets	observable	unobservable	Asset

	for identical assets	inputs	inputs	Value

	(level 1)	(level 2)	(level 3)	(NAV)	Total

	(in millions)
General account:
Bonds	$3	$37	$5	$-	$45
Common and preferred stocks	3,671	-	458	-	4,129
Money market mutual funds	668	-	-	-	668
Derivative assets	-	75	-	-	75
Derivative liabilities	-	21	-		21

Total general account	$4,342	$133	$463	$-	$4,938

Separate accounts:
Mutual fund investments	$29,245	$-	$-	-	$29,245
Other benefit plan assets/liabilities	21	18	4	1	44
Pension and postretirement assets:
Bonds	226	2,887	119	-	3,232
Common and preferred stock	1,462	1	46	105	1,614
Cash and short-term securities	34	105	-	-	139
Other assets/liabilities	104	6	448	-	558

Subtotal pension and postretirement assets	1,826	2,999	613	105	5,543

Total separate accounts	$31,092	$3,017	$617	$106	$34,832

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

During 2020, transfers into level 3 are the result of observable market data, such as public ratings, no longer being available and transfers out of level 3 are the result of observable market data, including 3rd party vendor prices and public ratings, being available and utilized in the determination of the fair market value of the securities. There were no material asset transfers into or out of level 3 during the year ended December 31, 2019.

The following tables summarize the changes in fair value of level 3 financial instruments for the years ended December 31, 2020 and 2019.

For the year ended December 31, 2020	General account common and preferred stock	General account bonds	Derivative assets	Separate account assets

		(in millions)
Fair value, beginning of period	$458	$5	$-	$617

Realized gains/(losses)	14	(5)	-	47

Unrealized gains/(losses)	(21)	(25)		41

Issuances	-	-	-	-

Purchases	58	5	-	137

Sales	(57)	-	-	(134)

Settlements	-	-	-	-

Net discount/premium	8	-	-	2

Transfers into level 3		110	-	7

Transfers out of level 3	(70)	-	-	(6)

Fair value, end of period	$390	$90	$-	$711

For the year ended December 31, 2019	General account common and preferred stock	General account bonds	Derivative assets	Separate account assets

	(in millions)
Fair value, beginning of period	$455	$5	$16	$531

Realized gains/(losses)	(27)	-	-	41

Unrealized gains/(losses)	24	-		26

Issuances	-	-	-	-

Purchases	37	-	-	151

Sales	(35)	-	-	(132)

Settlements	-	-	-	-

Net discount/premium	4	-	-	(1)

Transfers into level 3		-	-	1

Transfers out of level 3	-	-	(16)

Fair value, end of period	$458	$5	$-	$617

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2020, 2019 and 2018

The fair values of level 3 financial instruments are sensitive to changes in significant unobservable inputs. Level 3 bonds are valued using a combination of discounted cash flows and indicative quotes from independent securities brokers based on market comparable companies. The most significant unobservable input in the discounted cash flow analysis is the discount rate. This rate is estimated based upon a risk-free market interest rate (U.S. Treasury with comparable maturity) plus a credit spread adjustment based on the estimated credit rating of the issuer. In general, issuers with lower credit ratings have higher credit spreads. A decrease in the credit spread adjustment would increase the fair value of the investment as the future expected cash flows are discounted at a lower rate. The opposite impact would occur if credit spread adjustments increase.

Level 3 privately-placed common and preferred stocks and derivatives, are primarily valued using a private equity sponsor valuation or market comparables approach. Both approaches rely on the use of multiples that are based on industry-specific comparable companies. Multiples are derived from the relationship of an entity’s fair value to its book value or earnings before interest, taxes, depreciation and amortization (EBITDA). The use of EBITDA normalizes for company-specific differences in capital structure, taxation and fixed asset accounting. An increase in the multiple would result in an increase in the fair value of the investment. The opposite impact would occur if the multiple decreased.

PART C
OTHER INFORMATION
Item 27.  Exhibits
(a)
Financial Statements
(1)
NML Variable Annuity Account C
Included in the Statement of Additional Information are:
Statements of Assets and Liabilities as of the end of the most recent fiscal year
Statements of Operations as of the end of the most recent fiscal year
Statements of Changes in Net Assets for each of the two most recent fiscal years
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
(2)
The Northwestern Mutual Life Insurance Company
Included in the Statement of Additional Information are:
Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years
Consolidated Statement of Operations for each of the three most recent fiscal years
Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years
Consolidated Statement of Cash Flows for each of the most recent three fiscal years
Notes to Consolidated Statutory Financial Statements
Report of Independent Registered Public Accounting Firm
(b)
Exhibits
Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(a)(1)
Resolution of the Board of Trustees of The Northwestern
Mutual Life Insurance Company amending NML Variable
Annuity Account C Operating Authority, authorizing
registration as an Investment Company; and approval of
Network Edition Variable Annuity Contract
Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment
(a)(2)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account	Exhibit B(1)(a) to Form N-4 Post-Effective Amendment
(a)(3)
Resolution of the Board of Trustees of The Northwestern
Mutual Life Insurance Company to use the Account to
facilitate the issuance and maintenance of the Contracts
and renaming the Account “NML Variable Annuity
Account C”
Exhibit B(1)(b) to Form N-4 Post-Effective Amendment
(b)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(c)	Not applicable
(d)(1)	Form of Flexible Payment Variable Annuity Contract, RR.V.C. NE. (1106), including Sex Distinct Payment Rate Tables	Exhibit (b)(4)(a)(1) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account C, File No. 333-133381, filed on August 8, 2006
(d)(2)	Form of Flexible Payment Variable Annuity Contract, RP.V.C. NE. (1106), including Sex Neutral Payment Rate Tables	Exhibit (b)(4)(a)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account C, File No. 333-133381, filed on August 8, 2006
(d)(3)	Form of Amendment to Qualify Contract as Annuity, RRV 313 (032000)	Exhibit (b)(4)(b)(1) to Form N-4 Registration Statement for NML Variable Annuity Account C, File No. 333- 133381, filed on April 19, 2006
(d)(4)	Form of Amendment to Qualify Contract For Use As A Remainder Unitrust, RR.V.NIMCRUT.(1106)	Exhibit (b)(4)(b)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account C, File No. 333-133381, filed on August 8, 2006
(d)(5)	Form of Amendment to Qualify Contract For Use As A Remainder Unitrust, RR.V.NIMCRUT.(0803)	Exhibit (b)(4)(b)(2) to Form N-4 Registration Statement for NML Variable Annuity Account C, File No. 333- 133381, filed on April 19, 2006

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(d)(6)	Enhanced Death Benefit Rider, VA.EDB.C.NE.(1106)	Exhibit (b)(4)(c) to Form N-4 Registration Statement for NML Variable Annuity Account C, File No. 333-133381, filed on April 19, 2006
(d)(7)	Flexible Payment Deferred Variable Annuity – Account C, ICC12.RR.VA.CNE. (0313)	Exhibit (b)(4)(d)(1) to Form N-4 Post-Effective Amendment No. 12 for NML Variable Annuity Account C, File No. 333-133381, filed on April 28, 2014
(d)(8)	Enhanced Death Benefit Rider, ICC12.VA.EDB.CNE. (0313)	Exhibit (b)(4)(d)(2) to Form N-4 Post-Effective Amendment No. 12 for NML Variable Annuity Account C, File No. 333-133381, filed on April 28, 2014
(e)	Form of Application (1106), with Owner Identity Verification (0104) and Variable Annuity Suitability Supplement (0805)	Exhibit (b)(5) to Form N-4 Post-Effective Amendment for NML Variable Annuity Account C, File No. 333-133381, filed on April 22, 2008
(f)(1)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	EX-99.B1 to Form N-4 Post-Effective Amendment
(f)(2)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-4 Post-Effective Amendment
(h)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(h)(a)(2)
Amendment No. 1 dated December 17, 2020 to the
Participation Agreement dated March 16, 1999 Among
Russell Insurance Funds, Russell Fund Distributors, Inc.
and The Northwestern Mutual Life Insurance Company
Exhibit (h)(a)(2) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(h)(b)(2)
Amendment No. 1 dated October 18, 2006 to
Participation Agreement dated May 1, 2003, by and
among The Northwestern Mutual Life Insurance
Company, Fidelity Distributors Corporation, and each of
Variable Insurance Products Fund, Variable Insurance
Products Fund II, and Variable Insurance Products Fund
III
Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(h)(b)(3)
Amendment No. 2 dated February 9, 2021 to Participation
Agreement dated May 1, 2003, by and among The
Northwestern Mutual Life Insurance Company, Fidelity
Distributors Corporation, and each of Variable Insurance
Products Fund, Variable Insurance Products Fund II, and
Variable Insurance Products Fund III
Exhibit (h)(b)(3) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(c)(1)	Participation Agreement dated April 30, 2007 among Neuberger Berman Advisors Management Trust, Neuberger Berman Management Inc., and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 24, for NML Variable Annuity Account A, File No. 333-72913, filed on April 25, 2012
(h)(c)(2)	Amendment to Participation Agreement dated January 4, 2021 among Neuberger Berman Advisers Management Trust, Neuberger Berman BD LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (h)(c)(2) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(d)(1)	Participation Agreement dated September 27, 2013 among Credit Suisse Trust, Credit Suisse Asset Management, LLC, Credit Suisse Securities (USA) LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(d) to Form N-4 Post-Effective Amendment No. 27 for NML Variable Annuity Account A, File No. 333-72913, filed on October 1, 2013
(h)(d)(1)	Participation Agreement dated September 27, 2013 among Credit Suisse Trust, Credit Suisse Asset Management, LLC, Credit Suisse Securities (USA) LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(d) to Form N-4 Post-Effective Amendment No. 27 for NML Variable Annuity Account A, File No. 333-72913, filed on October 1, 2013
(h)(e)	Form of Amendment to Participation Agreement Regarding Rule 498	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(i)(1)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(i)(a)(2)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(i)(b)(2)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(i)(3)	Form of Administrative Services Agreement	Exhibit (b)(8)(f) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(i)(4)	Form of Shareholder Information Agreement	Exhibit (b)(8)(g) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(j)(1)	Power of Attorney	Exhibit to (j)(1) Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333- 13380, filed on April 26, 2021
(j)(2)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-72913, filed on April 22, 2008
(k)	Opinion and Consent of Chris K. Gawart, Esq.	Filed herewith
(l)	Consent of PricewaterhouseCoopers LLP	Filed herewith
(m)	Not applicable
(n)	Not applicable
(o)	Not applicable
Item 28.  Directors and Officers of the Depositor
The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.
TRUSTEES – As of April 1, 2021
Name	Address
John N. Balboni	Retired Senior Vice President & CIO International Paper 105 E. Goodwyn Memphis, TN 38111

Nicholas E. Brathwaite	Co-Found & Partner Riverwood Capital 2494 Sand Hill Road Building 7, Suite 100 Menlo Park, CA 94025

P. Russell Hardin	President Robert W. Woodruff Foundation 191 Peachtree Street NE, Suite 3540 Atlanta, GA 30303

Dale E. Jones	CEO & President Diversified Search 1200 New Hampshire Avenue, NW Suite 820 Washington, DC 20036

Name	Address
Randolph W. Melville	Retired Senior Vice President & General Manager West Division Frito-Lay North America 7901 Windrose Avenue, Unit 604 Plano, TX 75024

Jaime Montemayor	Chief Digital and Technology Officer General Mills One General Mills Boulevard Minneapolis, MN 55426

Timothy H. Murphy	General Counsel Mastercard 2000 Purchase Street Purchase, NY 10577

Andrew N. Nunemaker	SVP of Product Development Applied Systems 2221 N. Terrace Avenue Milwaukee, WI 53202

Anne M. Paradis	Retired CEO MicroTek, Inc. 72 Reservation Road Sunderland, MA 01375

John E. Schlifske	Chairman, President & CEO Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

Aarti Shah	Senior Vice President, Chief Information & Digital Officer Eli Lilly Lilly Corporate Center Indianapolis, IN 46285

Mary Ellen Stanek	Managing Director & Director of Asset Management Baird Advisors Robert W. Baird & Co. President-Baird Funds Inc. 777 E. Wisconsin Avenue 21st Floor Milwaukee, WI 53202

S. Scott Voynich	Managing Partner Robinson, Grimes & Company, PC 5637 Whitesville Road P. O. Box 4299 Columbus, GA 31914

Ralph A. Weber	Founding Member Gass, Weber, Mullins, LLC 241 N. Broadway Suite 300 Milwaukee, WI 53202

Name	Address
Benjamin F. Wilson	Chairman Beveridge & Diamond, P.C. 1350 I Street, NW Suite 700 Washington, DC 20005

Juan C. Zarate	Chairman & Co-Founder Financial Integrity Network 1919 M Street, NW, Suite 200 Washington, DC 20036
EXECUTIVE OFFICERS – As of April 1, 2021
John E. Schlifske	Chairman, President & Chief Executive Officer
Souheil Badran	Executive Vice President & Chief Operation Officer
Michael G. Carter	Executive Vice President, Chief Financial Officer & Chief Risk Officer
Timothy J. Gerend	Executive Vice President and Chief Distribution Officer
Aditi J. Gokhale	Executive Vice President & Chief Commercial Officer
John M. Grogan	Executive Vice President and Chief Insurance Officer
Ronald P. Joelson	Executive Vice President
Todd M. Jones	Vice President & Controller
Raymond J. Manista	Executive Vice President; Chief Legal Officer, Chief Compliance Officer & Secretary
Christian W. Mitchell	Executive Vice President & Chief Customer Officer
Don J. Robertson	Executive Vice President & Chief Human Resources Officer
Neal Sample	Executive Vice President & Chief Information Officer
The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant
The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of April 1, 2021are set forth on the following pages. In addition to these subsidiaries, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:
1.
NML Variable Annuity Account A
2.
NML Variable Annuity Account B
3.
NML Variable Annuity Account C
4.
Northwestern Mutual Variable Life Account
5.
Northwestern Mutual Variable Life Account II
Northwestern Mutual Series Fund, Inc. (the “Funds”), shown below as a subsidiary of Northwestern Mutual, is an investment company registered under the Investment Company Act of 1940, offering shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.
NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2021)
Legal Entity Name	Domestic Jurisdiction	Owner %
Operating Subsidiaries
Mason Street Advisors, LLC(2)	Delaware	100.00
Northwestern Long Term Care Insurance Company(2)	Wisconsin	100.00
Northwestern Mutual Investment Management Company, LLC(2)	Delaware	100.00
Northwestern Mutual Investment Services, LLC(2)	Wisconsin	100.00
Northwestern Mutual Wealth Management Company(2)	United States	100.00

All Other Subsidiaries
1838938 Alberta Ltd.(2)	Canada	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2021)
Legal Entity Name	Domestic Jurisdiction	Owner %
1890 Maple, LLC(2)	Delaware	100.00
3412 Exchange, LLC(2)	Delaware	100.00
45East11(2)	Cayman Islands	100.00
777 North Van Buren Apartments, LLC(2)	Delaware	100.00
777 North Van Buren Condominium Association, Inc.(2)	Wisconsin	100.00
777 North Van Buren Parking, LLC(2)	Delaware	100.00
777 North Van Buren Retail, LLC(2)	Delaware	100.00
AFE Brentwood Park, LLC(2)	Delaware	100.00
Amber, LLC(2)	Delaware	100.00
Artisan Garden Apartments, LLC(2)	Delaware	100.00
Baraboo, Inc.(2)	Delaware	100.00
Bayridge, LLC(2)	Delaware	100.00
BCC Cancer Venture, LP(2)	Delaware	100.00
Bishop Square, LLC(2)	Delaware	100.00
Bradford II SPE, LLC(2)	Delaware	100.00
Bradford Master Association Inc.(2)	North Carolina	100.00
Brandywine Distribution, LLC (2)	Delaware	100.00
Burgundy, LLC(2)	Delaware	100.00
Cedarstone, LLC(2)	Delaware	100.00
Chateau, LLC(2)	Delaware	100.00
Chelsea Ventures, LLC(2)	Maryland	100.00
C – Land Fund, LLC(2)	Delaware	100.00
Coral, Inc.(2)	Delaware	100.00
Cortona Holdings, LLC(2)	Delaware	100.00
Cream City Venture Capital, LLC(2)	Delaware	100.00
Crown Farm Partners, LLC(2)	Maryland	100.00
Dortmund, LLC(2)	Delaware	100.00
Ellington Residential, LLC(2)	Maryland	100.00
Fairfield Potomac Club, LLC(2)	Delaware	100.00
FB #2, LLC(2)	Maryland	100.00
FES, LLC(2)	Delaware	100.00
Get Proquo, LLC(2)	Delaware	100.00
GRO, LLC(2)	Delaware	100.00
GRO-SUB, LLC(2)	Delaware	100.00
Hamptons PBG, LLC(2)	Delaware	100.00
Hazel, Inc.(2)	Delaware	100.00
Higgins, Inc.(2)	Delaware	100.00
Hobby, Inc.(2)	Delaware	100.00
Hollenberg 1, Inc.(2)	Delaware	100.00
Kristiana International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Logan, Inc.(2)	Delaware	100.00
Los Alamitos Corporate Center Joint Venture, LLC(2)	California	100.00
Maroon, Inc.(2)	Delaware	100.00
Mason & Marshall, Inc.(2)	Delaware	100.00
Millbrook Apartments Associates L.L.C.(2)	Virginia	100.00
Model Portfolios, LLC(2)	Delaware	100.00
MPC Park 27 Industrial, LLC(2)	Florida	100.00
Network Office Cashiership, LLC(2)	Delaware	100.00
Nicolet, Inc.(2)	Delaware	100.00
NM BSA, LLC(2)	Delaware	100.00
NM Cancer Center GP, LLC(2)	Delaware	100.00
NM Career Distribution Holdings, LLC(2)	Delaware	100.00
NM DFW Lewisville, LLC(2)	Delaware	100.00
NM Gen, LLC(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2021)
Legal Entity Name	Domestic Jurisdiction	Owner %
NM GP Holdings, LLC(2)	Delaware	100.00
NM Green, LLC(2)	Delaware	100.00
NM GSB, LLC(2)	New York	100.00
NM Harrisburg, Inc.(2)	Pennsylvania	100.00
NM Imperial, LLC(2)	Delaware	100.00
NM Investment Holdings, LLC.(2)	Delaware	100.00
NM Lion, LLC(2)	Delaware	100.00
NM Majestic Holdings, LLC(2)	Delaware	100.00
NM Neptune, LLC(2)	Delaware	100.00
NM Pebble Valley LLC(2)	Delaware	100.00
NM Pigeon Creek Holdings, Inc. (2)	Canada	100.00
NM Pioneer, LLC(2)	Delaware	100.00
NM QOZ Fund, LLC(2)	Delaware	100.00
NM QOZ Fund II, LLC(2)	Delaware	100.00
NM QOZ Fund III, LLC(2)	Delaware	100.00
NM QOZ Fund IV, LLC(2)	Delaware	100.00
NM RE Funds, LLC(2)	Delaware	100.00
NM Regal, LLC(2)	Delaware	100.00
NM Twin Creeks GP, LLC(2)	Delaware	100.00
NM-808 West LLC(2)	Delaware	100.00
NMC V Equity Fund, LP(2)	Delaware	100.00
NMC V Mezz Fund, LP	Delaware	100.00
NMC V GP, LLC(2)	Delaware	100.00
NM-Hemlock, LLC(2)	Delaware	100.00
NM-Jasper, Inc. (2)	Delaware	100.00
NM-Morristown, LLC(2)	Delaware	100.00
NM-Muse, LLCL(2)	Delaware	100.00
NM-Port Royal, LLC(2)	Delaware	100.00
NM-RESA, LLC(2)	Delaware	100.00
NM-Pulse, LLC(2)	Delaware	100.00
NM-SAS, LLC(2)	Delaware	100.00
NM-Skye, LLC(2)	Delaware	100.00
NM-Target Distribution Center 1, LLC(2)	Delaware	100.00
NM-Target Distribution Center 2, LLC(2)	Delaware	100.00
NM-Target Distribution Center Property Owner, LLC(2)	Delaware	100.00
NM-Target.com Distribution Center LLC(2)	Delaware	100.00
NM-West Hartford, LLC(2)	Delaware	100.00
NML Development Corporation(2)	Delaware	100.00
NML Real Estate Holdings, LLC(2)	Wisconsin	100.00
NML Securities Holdings, LLC(2)	Wisconsin	100.00
NMLSP1, LLC(2)	Delaware	100.00
NMRM Holdings, LLC(2)	Delaware	100.00
Northwestern Broadway Plaza, LLC(2)	Delaware	100.00
Northwestern Ellis Company(2)	Nova Scotia	100.00
Northwestern Mutual Capital GP II, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP III, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP IV, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund IV, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund IV, LP(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2021)
Legal Entity Name	Domestic Jurisdiction	Owner %
Northwestern Mutual Life Clubs Associated, Inc.(2)	Wisconsin	100.00
Northwestern Mutual MU TLD Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Series Fund, Inc.(3)	Maryland	100.00
Northwestern Mutual Venture Studio, LLC(2)	Delaware	100.00
NorthWoods Phase I, LLC(2)	Delaware	100.00
NorthWoods Phase II, LLC(2)	Delaware	100.00
NWM ZOM GP, LLC(2)	Delaware	100.00
NYLV, LLC(2)	Delaware	100.00
Omaha Network Office, LLC(2)	Delaware	100.00
Osprey Links Golf Course, LLC(2)	Delaware	100.00
Osprey Links, LLC(2)	Delaware	100.00
Plantation Oaks MHC-NM, LLC(2)	Delaware	100.00
QOZ Holding Company, LLC(2)	Delaware	100.00
RE Corp.(2)	Delaware	100.00
Regency NM Johns Creek, LLC(2)	Delaware	100.00
Regina International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Ruhl Financial Group, LLC(2)	Delaware	100.00
Russet, Inc.(2)	Delaware	100.00
Scotty, LLC(2)	Delaware	100.00
Seattle Network Office, LLC(2)	Delaware	100.00
Stadium and Arena Management, Inc.(2)	Delaware	100.00
Tapestry Condominium Owners Association, Inc.(2)	Tennessee	100.00
Trailmix Financial Services, LLC(2)	Delaware	100.00
Tupelo, Inc.(2)	Delaware	100.00
Two Con Holdings, LLC(2)	Delaware	100.00
Two Con SPE, LLC(2)	Delaware	100.00
Two Con, LLC(2)	Delaware	100.00
Ventura Lakes MHC-NM, LLC(2)	Delaware	100.00
Venture Studio Holdings, LLC(2)	Delaware	100.00
Walden OC, LLC(2)	Delaware	100.00
White Oaks, Inc.(2)	Delaware	100.00
Wysh Financial Services, LLC(2)	Delaware	100.00
(1)
Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2018, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented.
(2)
Subsidiary included in the consolidated financial statements.
(3)
Northwestern Mutual Series Fund, Inc. consists of 27 series of capital stock, each a separate investment portfolio (the “Portfolios”). The Portfolios consist of: Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, Asset Allocation Portfolio.
Item 30. Indemnification
(a) That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.

(b) Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:
B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.
This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.
C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.
This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.
D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.
The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.
Item 31.  Principal Underwriters
(a) NMIS is the principal underwriter of the securities of the Registrant. NMIS is also the principal underwriter for the NML Variable Annuity Account A (811-21887), the NML Variable Annuity Account B (811-1668), the Northwestern Mutual Variable Life Account (811-3989) and the Northwestern Mutual Variable Life Account II (811-21933).
(b) As of April 1, 2021, the directors and officers of NMIS are as follows:
Name	Position
Lori M. Brissette	Vice President, Insurance and Annuity Client Services
Laura Deaner	Chief Information Security Officer
Bradley L. Eull	Secretary
Don P. Gehrke	Vice President, Retail Investment Operations, Chief Operations Officer
Timothy J. Gerend	Senior Vice President, Career Distribution
Julie K. Flaa	Vice President, Distribution Planning
Betsy Heisler	Vice President, Risk Products
Dean Hopp	Vice President, IPS Investment Programs
Susan Limbach	Assistant Treasurer

Name	Position
Kelly L. Martin	Treasurer and Financial and Operations Principal
Mark McNulty	NMIS Anti-Money Laundering Officer
John C. Roberts	Vice President, Distribution Performance
Sarah R. Schneider	Vice President, New Business
Eva Marie Schoenborn	President and Chief Executive Officer
David W. Simbro	Senior Vice President, Life, Annuity and Product Solutions
Justin Stipan	Senior Director Training and Implementation
William H. Taylor	Vice President, Financial Planning and Sales
Rebecca Villegas	Vice President, NMIS Compliance, Chief Compliance Officer
Alan M. Werth	Third Party Sales Consultant
Becki Williams	Vice President, Advanced Markets
Kamilah Williams-Kemp	Vice President, New Business
Ann Yeung	Chief Technology Officer
Terry R. Young	Assistant Secretary
The address for each director and officer of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
(c) NMIS, the principal underwriter, received $19,500 of commissions and other compensation, directly or indirectly, from Registrant during the last fiscal year for sales of variable annuity contacts, and interests therein, issued in connection with the Registrant.
Item 32. Location of Accounts and Records
All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
Item 33. Management Services
There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.
Item 34. Fee Representation
The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the contracts.
REPRESENTATION REGARDING TAX-DEFERRED ANNUITIES
Reference is made to a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission and addressed to the American Council of Life Insurance (the “no-action letter”). In accordance with the requirements of paragraph (5) on page 4 of the no-action letter, the Registrant represents that the no-action letter is being relied upon and that the provisions of paragraphs (1)(4) thereof have been complied with.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account C, certifies that it meets all of the requirements for effectiveness of this Amended Registration pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the April 28, 2021.
NML VARIABLE ANNUITY ACCOUNT C
(Registrant)
By	THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Chairman and Chief Executive Officer
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the April 28, 2021.
THE NORTHWESTERN MUTUAL LIFE
INSURANCE COMPANY
(Depositor)
By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Chairman and Chief Executive Officer
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:
Signature	Title
/s/ JOHN E. SCHLIFSKE	Chairman, Trustee and Chief Executive Officer; Principal Executive Officer
John E. Schlifske
/s/ MICHAEL G. CARTER	Executive Vice President and Chief Financial Officer and Principal Financial Officer
Michael G. Carter
/s/ TODD JONES	Vice President and Controller; Principal Accounting Officer
Todd Jones

Signature	Title
/s/ John N. Balboni*	Trustee
John N. Balboni
/s/ Nicholas E. Brathwaite*	Trustee
Nicholas E. Brathwaite
/s/ P. Russell Hardin*	Trustee
P. Russell Hardin
/s/ Dale E. Jones*	Trustee
Dale E. Jones
Trustee
Randolph W. Melville
/s/ Jaime Montemayor*	Trustee
Jaime Montemayor
Trustee
Timothy H. Murphy

Trustee
Andrew N. Nunemaker
/s/ Anne M. Paradis*	Trustee
Anne M. Paradis
/s/ John E. Schlifske*	Trustee
John E. Schlifske
Trustee
Aarti Shah
/s/ Mary Ellen Stanek*	Trustee
Mary Ellen Stanek
/s/ S. Scott Voynich*	Trustee
S. Scott Voynich
/s/ Ralph A. Weber*	Trustee
Ralph A. Weber
/s/ Benjamin F. Wilson*	Trustee
Benjamin F. Wilson
/s/ Juan C. Zurate*	Trustee
Juan C. Zurate

*By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Attorney in fact, pursuant to Power of Attorney.

EXHIBIT INDEX
EXHIBITS FILED WITH FORM N-4
POST-EFFECTIVE AMENDMENT NO. 19 TO
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
FOR
NML Variable Annuity Account C
Exhibit	Description
(k)	Opinion and Consent of Chris K. Gawart, Esq.	Filed herewith
(l)	Consent of PricewaterhouseCoopers LLP	Filed herewith